As filed with the U.S. Securities and Exchange Commission on September 26, 2012

Securities Act File No. 033-13863

Investment Company Act File No. 811-001090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 45	☐
And
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 56	☐

NOMURA PARTNERS FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-535-2726

COPY TO:

Nomura Partners Funds, Inc. c/o State Street Bank & Trust 4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116	Nora M. Jordan, Esq. Davis Polk & Wardwell LLP 450 Lexington Avenue New York, New York 10017
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on [DATE] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [DATE] pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[DECEMBER     , 2012]

Nomura Partners Funds, Inc.	Class A		Class C		Class I
[U.S.] HIGH YIELD FUND	[XXXX	]	[XXXX	]	[XXXX	]

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO]
[U.S.] HIGH YIELD FUND

Investment Objective

The [U.S.] High Yield Fund’s (the “Fund”) investment objective is to achieve current yield and capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C*		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	[3.75	]%	None		None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	None		1.00%		None
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	[2.00	]%	[2.00	]%	[2.00	]%
Small Account Fee**	$20.00		$20.00		$20.00

*	There is a contingent deferred sales charge on Class C shares if you redeem within 12 months of purchase.
**	If your shares are held in a direct account or in an account held by a financial adviser or platform where the Fund pays shareholder servicing fees to the financial intermediary and the value of your account is below $1,000, the Fund may charge an account held by a financial adviser or platform where the Fund pays shareholder servicing fees to the financial intermediary and the value of your account is below $1,000, the Fund may charge you a fee of $20.00 per account that is determined and assessed annually.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class I
Management Fees	[0.65	]%	[0.65	]%	[0.65	]%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.00%
Other Expenses***	[0.85	]%	[0.85	]%	[0.85	]%

Total Annual Fund Operating Expenses	[1.75	]%	[2.50	]%	[1.50	]%

Fee Waiver and Expense Reimbursement****	[(0.40)	]%	[0.40	])%	[(0.40	])%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement****	[1.10	]%	[1.85	]%	[0.85	]%

***	“Other Expenses” are based on estimated amounts for the current fiscal year.
****	The Fund’s advisor, Nomura Asset Management U.S.A Inc. (“NAM USA”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 0.85% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until [January 28, 2015].

Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:

	If you redeemed your Shares									If you did not redeem your Shares
	Share Class									Share Class
	Class A			Class C			Class I			Class A			Class C			Class I

1-Year	$	[XXX	]	$	[XXX	]	$	[XXX	]	$	[XXX	]	$	[XXX	]	$	[XXX	]

3-Year	$	[X,XXX	]	$	[X,XXX	]	$	[X,XXX	]	$	[X,XXX	]	$	[X,XXX	]	$	[X,XXX	]

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Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples illustrated above, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in a diversified portfolio of U.S. dollar-denominated high yield securities rated below investment grade by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Nomura Corporate Research and Asset Management Inc. (“NCRAM”).

NCRAM can invest the Fund in a wide range of U.S. dollar-denominated high yield securities, including corporate bonds, convertible securities, preferred securities, certain asset-backed securities and bank loans. The Fund may also invest in zero-coupon securities, pay-in-kind securities and deferred payment securities. These high yield securities may be fixed, variable or floating rate. The Fund may invest in distressed securities. The Fund may invest in new issuances of debt.

Up to 20% of the Fund’s assets may be invested in other securities including investment grade securities, common stock and securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund’s foreign investments (US dollar or non-U.S. dollar denominated) may include companies in, or governments of emerging market countries. The Fund may engage in active and frequent trading in seeking to achieve its investment objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

High Yield Securities Risk – The Fund’s investment in high yield (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield securities usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see Inflation Risk below) and reduce the Fund’s ability to sell these securities (see Liquidity Risk below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see Credit/Default Risk below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Inflation (Interest Rate) Risk – Generally, high yield securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield securities than shorter-term high yield securities. In addition, during periods of declining interest rates, the issuers of high yield securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce the Fund’s income.

Variable and floating rate securities are less sensitive to market interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income the Fund receives from such securities and the net asset value of the Fund’s shares.

Credit/Default Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk – Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments,

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and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. The Fund may invest up to 15% of its assets in illiquid securities.

Bank Loan Risk - The market for loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of the lending financial institutions and the underlying borrowers. Loans, like other high yield obligations, are subject to Inflation Risk, Prepayment Risk and the risk of nonpayment of scheduled interest and/or principal. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the loan experiencing nonpayment and a potential decrease in the NAV of the Fund. Loans are also subject to “Limited Information Risk” because the amount of public information available with respect to loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of NCRAM than would be the case for a fund that invests primarily in rated, registered or exchange-listed securities.

Equity Securities Risk - The Fund may hold or to a limited extent invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Distressed Securities Risk – Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch. Distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Preferred Securities Risk – Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Currency Risk – When the Fund invests in securities that trade in or receive revenues in foreign (non-U.S.) currencies it will be subject to the risk that those currencies may decline in value relative to the U.S. dollar. As a result, the Fund’s investments in foreign denominated securities may reduce the returns of the Funds.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Market Risk – Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may involve market, credit, currency, liquidity, legal political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Frequent Trading Risk – Active and frequent trading of securities involves higher expenses, which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be more than 100%.

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Market Risk and Selection Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by NCRAM will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

No operating history - The Fund is a newly organized, diversified, open-end management investment company with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives Policies and Strategies” section in the SAI.

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Investment Advisor

NAM USA is the investment advisor for the Fund. NAM USA has retained NCRAM to act as a sub-advisor to the Fund.

Portfolio Managers

Two individuals at NCRAM share primary responsibility for managing the Fund.

Portfolio Manager	Title	Service with NCRAM	Service with the Fund
[Stephen Kotsen] [(Lead)]	Portfolio Manager	1998	[2012	]
[David Crall]	Portfolio Manager	1992	[2012	]

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on days when the New York Stock Exchange is open for regular trading by mail (Nomura Partners Funds, Inc., P.O. Box 55760, Boston, MA, 02205-8005); by telephone (1-800-535-2726); or through your financial intermediary. Shares may be purchased (or redemption proceeds received) by electronic bank transfer, check, or wire. Investment Minimums for Class A and Class C shares are generally as follows, although the Fund may reduce or waive the minimums in some cases. Purchases of additional shares of the Fund are subject to a minimum investment of $100.

Type of Account	Minimum To Open An Account	Minimum Balance
Regular	$1,000	$1,000
IRA and Roth IRA	$500	$500
Coverdell Education Savings Account (Educational IRA)	$500	$500
Automatic Investment Plan	$500	$500

The minimum initial investment for Class I shares of the Fund is $1,000,000, subject to certain exceptions.

Tax Information

Dividends and capital gain distributions from the Fund are generally subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, Foreside Fund Services, LLC (the Fund’s distributor), NAM USA, or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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[U.S.] HIGH YIELD FUND

INVESTMENT OBJECTIVE

The [U.S.] High Yield Fund’s (the “Fund”) investment objective is to achieve current yield and capital growth.

INVESTMENT ADVISOR AND SUB-ADVISOR

NAM USA is the Fund’s investment advisor, and NCRAM is the sub-advisor. NCRAM is responsible for the day-to-day management of the Fund.

WHO SHOULD INVEST IN THE FUND?

The [U.S.] High Yield Fund may be an appropriate investment for you if you:

•	want a professionally managed portfolio

•	seek current income

•	are willing to accept higher risks of investing in high yield and distressed securities, including loss of capital, in exchange for the potential for higher yield and capital growth

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in a diversified portfolio of U.S. dollar-denominated high yield securities rated below investment grade by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by [Nomura Corporate Research and Asset Management Inc. (“NCRAM”)].

NCRAM can invest the Fund in a wide range of U.S. dollar-denominated high yield securities, including corporate bonds, convertible securities, preferred securities, certain asset-backed securities and bank loans. The Fund may also invest in zero-coupon securities, pay-in-kind securities and deferred payment securities. These high yield securities may be fixed, variable or floating rate. The Fund may invest in new issuances of debt.

While investing for current yield and capital growth NCRAM also seeks to minimize loss by identifying companies that can carry their debt load throughout an economic cycle. NCRAM attempts to identify areas of the high yield market that are undervalued relative to the rest of the market. NCRAM intends to invest the Fund in a diversified portfolio of high yield securities. When selecting high yield securities, NCRAM will consider, among other things, the price of the security and the issuer’s financial history, condition, management and prospects. NCRAM will endeavour to mitigate the risks associated with high yield securities, by diversifying the Fund’s holdings by issuer, industry and credit quality.

The Fund may invest in convertible and preferred securities. Convertible securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (convertible debt) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund’s bank loan investments will usually be senior loans. Senior Loans are loans that have a right to payment senior to most other debts of the borrower. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (the “Lenders”) represented in each case by one or more such Lenders acting as agent (the “Agent”) of the several Lenders. On behalf of the Lenders, the Agent is primarily responsible for negotiating the loan agreement (“Loan Agreement”) that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders.

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The Fund usually will purchase assignments (“Assignments”) of portions of loans from third parties. Loans often are secured by specific assets of the borrower, although the Fund may invest up to 10% of its assets in loans that are not secured by any collateral. From time to time the Fund may also invest in a loan either by participating as a co-lender at the time the loan is originated or by buying a participation interest in the corporate loan from a co-lender or a participant (“Participation Interests”). The Fund may invest in loans that pay interest at rates that are fixed, floating or variable.

The Fund may invest in zero-coupon securities (“Zeros”), pay-in-kind securities (“PIKs”) and deferred payment securities acquired at a discount. Zeros are fixed income securities that do not make regular interest payments. Instead, zeros are sold at a discount from their face value. The difference between a zero’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. PIKs are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zeros until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Even though the Fund will not receive cash periodic coupon payments on these securities, the Fund will be deemed to have received income (“phantom income”) annually. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals.

The Fund may invest in distressed securities, which may subject to bankruptcy proceedings or may be in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of NCRAM of equivalent quality. The Fund will generally make such investments only when NCRAM believes it is reasonably likely that the issuer of the distressed security will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities.

Up to 20% of the Fund’s assets may be invested in other securities including investment grade securities, common stock and securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund’s foreign investments (U.S. dollar or non-U.S. dollar-denominated) may include companies in, or governments of emerging market countries (i.e., countries that have an emerging market as defined by Standard & Poor’s® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics).

The Fund may initiate spot foreign exchange transactions for the purposes of settling transactions in the securities. Performance of the Fund may be influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held. NCRAM may use forward currency contracts to seek to mitigate the risk of currency fluctuations.

With the exception of forward currency contracts it is not the current intension of NCRAM to engage in derivative transactions, however, this intension may change in the future. Prior to entering into derivative transactions (other than forward currency contracts) this prospectus will be supplemented and updated risks added.

NCRAM may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. Under normal circumstances, NCRAM will seek to maintain a near fully invested portfolio. The Fund may invest in shares of other mutual funds or comingled investment vehicles, to the extent permitted by federal law. The Fund may enter into repurchase agreements and reverse repurchase agreements for the purpose of efficient portfolio management.

As a temporary measure for defensive purposes, NCRAM may invest up to 100% of the Fund’s assets in other types of securities such as government and money market securities of U.S., or may hold cash. NCRAM may make these investments or increase its investment in these securities when NCRAM is unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when NCRAM believes it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar-denominated securities such as a money market fund to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Fund’s ability to meet its investment objective.

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Principal Investment Risks

The [U.S.] High Yield Fund cannot guarantee that it will achieve its investment objective. Many factors affect the Fund’s performance. The Fund’s share price will change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. NCRAM’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.

Following are certain risks associated with investing in the Fund. The Fund’s summary highlights certain risks associated with investing in the Fund. The Fund invests principally in high yield securities. The principal risks of investing in the Fund may change over time as the NCRAM adapts to changing market conditions in pursuit of the Fund’s investment objective. When you sell your shares they may be worth less than what you paid for them, which means that you could lose money.

High Yield Securities Risk. The Fund may invest up to 100% of its assets in high yield securities. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal.

•

Prices of high yield securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of high yield securities than on other higher rated fixed-income securities.

•

Issuers of high yield securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•

High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield securities, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•

High yield securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for high yield securities by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Bank Loan Risk. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for loans may not be highly liquid and the Fund may have difficulty selling them. Typically the Fund will acquire loans through assignments. In assignments the Fund has no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In assignments, the rights against the borrower that are acquired by the Fund may be more limited than those held by the assigning lender.

Common Stock and Equity Securities Risk. The Fund, to a limited extent, may invest in or hold common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

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The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Zeros, PIK and Deferred Payment Securities Risks. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although the Fund will not receive cash periodic coupon payments on these securities, it will be deemed to have received income (“phantom income”) annually. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification as a “regulated investment company” and avoid federal corporate income tax and excise tax, the Fund is required to distribute virtually all of its net income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to borrow the cash, to satisfy these distribution requirements as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund’s exposure to such securities.

Distressed Securities. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield bonds. A risk of investing in securities of distressed issuers is the difficulty of obtaining reliable information as to the true condition of such issuer. The Fund may not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Borrowing Risk. Although the Fund may borrow only for temporary or emergency purposes, borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Valuation Risk. The Fund may invest some of its assets in illiquid and/or unquoted securities or instruments. Such investments or instruments will be valued in accordance with procedures adopted by the Corporation’s Board of Directors (the “Board”), as described in the section “Pricing of Fund Shares.” Such investments are inherently difficult to value and are the subject of substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sales or “close-out” prices of such securities.

Selection Risk. Selection risk is the risk that the securities that NCRAM selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If [NCRAM’s] expectations regarding particular securities are not met, the Fund may not achieve its investment objective.

Suitability Risks. Suitability risk is the risk that the Fund’s share price will fluctuate as a result of the changes in the market values of the securities it owns. All securities are subject to market, economic and business risks that cause prices to fluctuate. The Fund

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is revalued daily and net asset value will fluctuate. There is always a risk that a shareholder may lose the entire amount invested in the Fund. Certain investments and concentration in any one country, industry, sector or type of security may not be suitable for some shareholders. A shareholder may wish to redeem shares when the net asset value of the Fund has declined, thus the shareholder may receive less than the original purchase price. There is no guarantee that the Fund will outperform the market or its benchmark at any given time, during any specified period or over time.

Foreign Exposure Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Foreign investments involve special risks, including:

Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

Unreliable or untimely information: There may be less information publicly available about a foreign issuer than about most U.S. issuers, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

Limited legal recourse: Legal remedies for investors in foreign companies may be more limited than the remedies available to U.S. investors.

Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means that the sub-advisor may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

Certain of these risks also may apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Currency Risk. Assets of the Fund may be denominated in foreign currencies, and the exchange rate between the U.S. dollar and the currency of the asset may lead to a depreciation of the value of the Fund’s assets as expressed in U.S. dollars. It may not be possible or practical to hedge against such exchange rate risk. The Fund may from time to time enter into currency exchange transactions on a spot basis in an attempt to minimize the risk of loss due to a decline in the value of an asset denominated in a foreign currency.

Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq, instability in the Middle East and terrorist attacks around the world, as well as concerns over the outbreak of infectious diseases, have resulted in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and global securities markets.

Recently, the global financial markets have been undergoing pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. See “Legal and Regulatory Risk” below.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Legal and Regulatory Risk. Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for funds is evolving, and changes in the regulation of funds may adversely affect the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The Securities and Exchange Commission (“SEC”), other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.

9

Recently, the global financial markets have been undergoing pervasive and fundamental disruptions, which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating the ability of market participants to continue to implement certain strategies or manage the risk of their outstanding positions. In addition – as one would expect given the complexities of the financial markets and the limited time frame within which governments have felt compelled to take action – these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of the markets, as well as previously successful investment strategies. It is impossible to predict what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effects of such restrictions on the Fund’s strategies.

Money Market Funds, Exchange Traded Funds and Other Commingled Investment Vehicles. The Fund may purchase shares of various ETFs, including exchange-traded index funds, on an exchange or in creation unit aggregations and may sweep cash into certain pooled investment vehicles (known as money market funds) that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended. Exchange-traded index funds seek to track the performance of various securities indices. Money market funds seek to maintain a stable $1.00 per share net asset value while also seeking current income. Shares of money market funds have certain risks such as interest rates, credit and liquidity that impact the money market fund’s ability to maintain a stable $1.00 per share net asset value. In addition, the Fund may invest in other commingled investment vehicles (“CIVs”). Shares of ETFs and CIVs have many of the same risks as direct investments in investments in bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or security rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a stockholder in an ETF, a money market fund or a CIV, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs, CIVs and money market funds.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of a security or an instrument. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Defensive Investment Strategies. In addition, the Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that the Fund invests defensively, it may not be able to pursue its investment objective. The Fund’s defensive investment position may not be effective in protecting its value.

Repurchase Agreements and Reverse Repurchase Agreements Risks. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security, and the market value of the security declines, the Fund may lose money. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

When Issued and Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist.

There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and

10

will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Frequent Trading Risk. The Fund may engage in active and frequent trading to achieve its investment objective. Frequent buying and selling of investments involves higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and the Fund, therefore, may not be a tax-efficient investment. When distributed to shareholders, short-term capital gains will be taxable at ordinary income tax rates and the payment of taxes on these gains could adversely affect your after-tax return on your investment in the Fund. The Fund’s portfolio turnover rate may be 100% or more per year.

Changes in Policies and Additional Information

Changes in Policies. The Board may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Fund considers its investment objective a fundamental policy that cannot be changed without shareholder approval.

The Fund will give shareholders at least 60 days prior notice of any change to its policy to invest, under normal circumstances, at least 80% of its assets in U.S. dollar-denominated high yield securities that are rated below investment grade by at least one rating agency or that if unrated, determined by the Sub-

Advisor, NCRAM, to be of comparable quality. For purposes of these 80% policies “assets” is defined as net assets, plus the amount of any borrowings for investment purposes.

Additional Information on Investment Strategies and Risks. The Fund may invest in various types of securities and engage in various investment techniques and practices, which are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund’s SAI, which you may obtain by contacting Boston Financial Data Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). (See back cover for address and phone number.)

Disclosure of Portfolio Holdings. The Fund discloses its calendar quarter-end portfolio holdings on the Corporation’s public website, www.nomurapartnersfunds.com, 30 to 60 days after calendar quarter-end. The Fund also discloses its top ten holdings 15 days or more after calendar quarter-end. The Corporation’s prior website address, www.thejapanfund.com, may also be used to access the Corporation’s website. A description of The Fund’s policies and procedures for disclosing its holdings is available in the Corporation’s SAI.

Description of Fund Benchmark

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

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Management of the Fund

The Investment Advisor

NAM USA, a New York corporation with its office located at Two World Financial Center, Building B, New York, New York 10281, is a wholly-owned subsidiary of Nomura Asset Management Co., Ltd. (“NAM Tokyo”). NAM USA specializes in providing investment management services to segregated institutional client portfolios and investment vehicles. Its client base includes well known U.S. and Canadian pension plans and investment funds, including two U.S. registered closed-end funds, operating in North America and/or Japan. NAM USA had approximately [$1.7] billion in assets under management as of [December 31, 2011]. NAM USA was established in 1997 through the merger of Nomura Capital Management, Inc. and Nomura Asset Management (U.S.A.) Inc. Nomura Capital Management, Inc. was originally organized in 1976.

Under its investment advisory agreement with the Fund (the “Investment Advisory Agreement”), NAM USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Fund, subject to the oversight and supervision of the Board. NAM USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

The Sub-Advisor

In accordance with the terms of the applicable Investment Advisory Agreement, NAM USA has retained NCRAM to act as a sub-advisor for the Fund. Pursuant to the sub-advisory agreement between NAM USA and NCRAM, NCRAM has agreed to exercise investment discretion, including investment selection and order placement responsibility, with respect to the portfolio of [U.S.] High Yield Fund. NCRAM is a Delaware corporation with its principal office located at Two World Financial Center, Building B, New York, New York 10281. It is 99% owned by Nomura Holding America Inc. Nomura Holdings, Inc., the ultimate parent company located in Tokyo, Japan, owns the remaining 1%. NCRAM provides investment advisory services to [institutional clients and collective investment vehicles. Its client base includes institutions and pooled investment vehicles. NCRAM commenced operations in 1991. Accounts managed by NCRAM had combined assets under management as of March 31, 2012 of approximately $18.5 billion.

Investment Advisory Compensation

For its services as investment advisor, NAM USA will receive a monthly fee equal on an annual basis of [0.65%] of average daily net assets of the [U.S.] High Yield Fund.

NAM USA has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) so that, on an annualized basis, expenses incurred by each class of shares of the [U.S.] High Yield Fund will not exceed 0.85% as a percentage of average daily net assets allocated to each such class, until [January 28, 2015]. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the [U.S.] High Yield Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the applicable share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the [U.S.] High Yield Fund’s investment advisor at such time.

Sub-Advisory Compensation

NAM USA compensates NCRAM out of the advisory fee it receives from the Fund for providing sub-advisory services.

The following provides additional information about the sub-advisor and the individual portfolio managers who have or share primary responsibility for managing the Fund’s investments. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of The Fund they manage.

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[U.S.] High Yield Fund

Two individuals at NCRAM share responsibility for managing the [U.S.] High Yield Fund.

Portfolio Managers	Since	Recent Professional Experience
[Stephen Kotsen [(Lead)]]	[2012]	[Stephen Kotsen, CFA, is a Managing Director and Portfolio Manager with NCRAM. He joined NCRAM in December 1998 and has been a Portfolio Manager for NCRAM’s high yield bond investments since 2000. Upon joining NCRAM he worked as a credit analyst primarily responsible for the Gaming, Lodging, Leisure, Metals and Mining, Chemicals, Homebuilding, Building Products, Printing, Publishing, and Shipping industries. From July 1995 until December 1998 he was a portfolio manager at Lazard Freres Asset Management for a $2 billion investment-grade portfolio. Thereafter, he became a generalist high yield research analyst and later managed an $85 million double-B rated high yield portfolio. Mr. Kotsen received his M.B.A. in Finance from Columbia Business School in 1995, and his B.A. in International Relations from Princeton University in 1991. Mr. Kotsen is a CFA charterholder, a member of the CFA Institute, and a member of the New York Society of Security Analysts.]

[David Crall]	[2012]	[David Crall, CFA, is the Chief Investment Officer, and a Managing Director and Portfolio Manager with NCRAM. He is the Chairman of NCRAM’s Investment Committee, which is comprised of NCRAM’s portfolio managers and assistant portfolio managers. He has been co-head of the high yield department of NCRAM, encompassing primarily high yield bonds, but also public-side management of loans and distressed investments, since 2000. He was the founder and has been the manager of NCRAM’s credit long/short strategy since 2001. Prior to that, he had been a portfolio manager of various long-only high yield accounts at NCRAM since 1997, and an analyst in the high yield group at NCRAM for various industries since 1992. Mr. Crall received his B.A. in English from Yale University in 1992. He is a CFA charterholder, a member of the CFA institute, and a member of the New York Society of Security Analysts.]

Prior Performance for Similar Accounts

The performance information shown below is a composite of prior performance of certain discretionary accounts (“NCRAM High Yield Composite” or “Composite”) managed by NCRAM. The Composite has an investment objective, policies and restrictions that NAM USA believes are substantially similar to those of the Fund, and it has been managed in substantially the same way that the Fund is to be managed by NCRAM. NCRAM has prepared the Composite performance in compliance with Global Investment Performance Standards, (“GIPs”). This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.

The Fund’s actual performance will vary from the past performance of the Composite. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. The Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the Fund is subject to, which, had they applied, might have adversely affected its performance. In addition, securities held by the Fund will not be identical to the securities held by the Composite, but NAM USA believes differences do not alter the conclusion that the Fund and the Composite are substantially similar.

The data is provided to illustrate the past performance of NCRAM in managing substantially similar accounts and does not represent the performance of the Fund. Investors should not consider this performance data as a substitute for the performance of the Fund, nor should investors consider this data as an indication of future performance of the Fund, or of NAM USA. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

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The performance figures below show the asset-weighted returns on both a gross and net basis. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The net returns have been adjusted to reflect the anticipated operating expenses of Class A, Class C and Class I shares of the Fund. The Composite net performance results include applicable 12b-1 fees but do not reflect sales charges. If they did results would be lower.

Quarterly Bond/NCRAM High Yield Total Return (Institutional Composite)

Annual Total Returns for the periods ended August 31, 2012 1

	1 Year	5 Year	10 Year	Since Inception
Gross	17.72%	10.85%	11.52%	12.04%
Net (assuming Class A share expense limitation) [2]	16.45%	9.64%	10.31%	10.82%
Net (assuming Class C share expense limitation) [2]	15.59%	8.83%	9.49%	10.00%
Net (assuming Class I share expense limitation) [2]	16.74%	9.92%	10.59%	11.10%
[Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index][3]	13.01%	9.44%	10.34%	8.83%]

[1]

The Composite contains accounts that are aggressively managed for a high level of current income and capital appreciation. The Composite was created on September 1, 2008 but the Composite inception dates to October 1,1991. Accounts in the Composite invest primarily in fixed income securities of U.S. issuers which are rated in the lower rating categories of the established rating services or are unrated securities of comparable quality. Fixed income securities appropriate for accounts in the composite may include convertible debt securities, pay-in-kind and zero coupon notes, and increasing rate and resettable notes. Both new issues and issues traded in the secondary market are eligible for inclusion in Composite accounts. The Composite excludes single-manager retail mutual funds with daily liquidity, which would otherwise be similar to the accounts included in the Composite. A portion of the performance returns presented above includes investments in new debt issuances. There is no guarantee that the availability or economic attractiveness of new debt issuances will be consistent from year to year. The Composite is measured against a blended benchmark which consists of the Merrill Lynch U.S. High Yield Master Cash Pay Only Index (J0A0) prior to January 1, 2006 and the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (HUC0) after that date.

[2]	Net returns assume the application of any applicable expense limitation agreement.
[3]

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (HUC0) tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying issues must be rated sub-investment grade (based on a composite of Moody’s, S&P, and Fitch) and have an investment grade rated country of risk (based on a composite of Moody’s, S&P and Fitch foreign currency long-term sovereign debt rating). Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Perpetual, fixed-to-floating rate, defaulted, and pay-in-kind securities are excluded. 144A issues qualify for inclusion in the Index. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face value of their respective bonds is increased or decreased on a pro-rata basis. The index is re-balanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end re-balancing at which point they are dropped from the index. The inception date of the index is December 31, 1996.

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The Operations Services Agent

[NAM USA also serves as the operations services agent for the Corporation, pursuant to an Operations Services Agreement. Pursuant to the Operations Services Agreement, NAM USA provides management services to the Corporation, to oversee and administer its day-to-day operations. NAM USA receives no fees pursuant to the Operations Services Agreement, but may be reimbursed for reasonable out-of-pocket expenses incurred in carrying out its duties as operations services agent. ]

The Administrator

[State Street Bank and Trust Company (“State Street”) acts as the administrator for the Fund pursuant to an Administration Agreement. The address of State Street, unless otherwise indicated, is 4 Copley Place, 5th Floor, CPH-0326, Boston, MA 02116.]

The Distributor

[Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, the Corporation’s principal underwriter (“Distributor”), acts as the Fund’s distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.]

Compliance Services

[Foreside Compliance Services, LLC (“FCS”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions to the Fund. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and a Principal Executive Officer to the Fund. The Distributor, FCS and FMS are not affiliated with NAM USA or its affiliates or with State Street or its affiliates. ]

The Transfer Agent

[Boston Financial Data Services, Inc., located at 30 Dan Road, Canton, MA 02021, serves as the Corporation’s transfer and dividend paying agent (“Transfer Agent”) pursuant to a Transfer Agency and Services Agreement and performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.]

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THE CLASS OF SHARES THAT IS BEST FOR YOU DEPENDS ON A NUMBER OF FACTORS, INCLUDING THE AMOUNT YOU PLAN TO INVEST AND HOW LONG YOU PLAN TO HOLD THE SHARES.

Description of Share Classes

The Fund offers Class A, Class C and Class I shares through this Prospectus. The different share classes allow you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A Shares

•	front end sales charge. The sales charge is deducted from your investment so that not all of your purchase payment is invested. There are several ways to reduce these sales charges

•	lower annual expenses than Class C shares

•	no contingent deferred sales charge (“CDSC”), except purchases over $1,000,000 for which no front end sales charge was paid are subject to a 1% CDSC for redemptions within twelve months of investing

•	Class A shares pay distribution and service fees of 0.25% of net assets annually

In certain circumstances, front end sales charges are waived. These circumstances are described under “Sales Charge Waivers – Class A Shares.”

Class C Shares

•	no front end sales charge. All of your money goes to work for you right away

•	individual purchase transactions are limited to amounts less than $1,000,000

•	a 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter

•	higher annual expenses than Class A shares

•	Class C shares pay distribution and service fees of 1.00% of net assets annually, which may increase the cost of your investment and may cost you more than paying other types of sale charges

•	CDSC is waived for certain types of redemptions

Class C shares are not intended for purchase in amounts equal to or greater than $1,000,000 per Fund. You and/or your financial advisor are responsible for ensuring that your investment in Class C shares does not exceed that limit. The Fund cannot ensure that they will identify purchase orders that would cause your aggregate investment in Class C shares of the Fund to exceed the limit imposed on individual transactions.

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Class I Shares

•	no front end sales charge or CDSC

•	no distribution or service fees

•	limited to certain eligible investors who invest at least $1,000,000, including:

•	funds of funds

•

participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401(a) of the Code, including 401(k) plans, if the value of the plan exceeds $10,000,000 when the shares are held in an omnibus account on the Fund’s records and an unaffiliated third party provides administrative and/or other support services to the plan

•	certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Fund

•	endowments, foundations, corporations, and high net worth individuals using a trust or custodial platform

•

investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by non-affiliated broker-dealers and other financial institutions that have entered into agreements with the Distributor (such investors will not be subject to the $1,000,000 minimum investment requirement)

•

the Directors and officers of the Corporation and certain employees and affiliates of NAM USA, Nomura Holdings, Inc. and/or the sub-advisors to the Fund (such investors will not be subject to the $1,000,000 minimum investment requirement)

•	other Funds that are series of the Corporation (“Nomura Funds”)

Financial intermediaries may have eligibility requirements, including lower investment minimum or plan asset requirements, for their clients or customers investing in Class I shares, which may differ from the requirements for investors purchasing directly from the Fund.

Factors you should consider in choosing a Class of shares include:

•	whether you are eligible to purchase such share Class

•	how long you expect to own the shares

•	how much you intend to invest

•	total expenses associated with owning shares of each Class

•	whether you qualify for any reduction or waiver of sales charges
•	whether you plan to take any distributions in the near future

•	whether you plan to take any distributions in the near future

•	availability of share Classes

•	availability of share Classes

•	how share Classes affect payments to your financial advisor

•	how share Classes affect payments to your financial advisor

Each investor’s financial considerations are different. Not all financial intermediaries offer all classes. Depending on your financial considerations, certain classes may have higher expenses than other classes, which may lower the return on your investment. You should consult your financial advisor to help you decide which share Class is best for you.

Please see the heading “Contingent Deferred Sales Charge” for other considerations concerning the calculation of the CDSC that may apply.

If you purchase your Fund shares through a financial advisor (such as a broker or a bank), the financial advisor may receive commissions or other concessions which are paid from various sources, such as from the sales charges and the distribution and service fees.

In addition, NAM USA may make payments to financial intermediaries for distribution and/or shareholder servicing activities out of its past profits or other available sources. For example, NAM USA may pay compensation to financial intermediaries for administrative, sub-accounting, or shareholder processing services and/or for providing the Fund with “shelf space” or access to a third party platform or fund offering list, or other access to promote sales of shares of the Fund, including, without limitation: inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting access to the third party firm’s sales force; granting access to the third party firm’s conferences and meetings; and obtaining other forms of marketing support. NAM USA may also make payments for marketing, promotional or related expenses to financial intermediaries through which investors may purchase shares of the Fund. These payments are often referred to as “revenue sharing” payments. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

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The Fund may reimburse (out of the Fund’s general assets, in connection with omnibus accounts, or out of the Fund’s Class 12b-1 assets, if available) NAM USA for a portion of the sub-transfer agent fees paid to financial intermediaries as described under “The Distribution and Shareholder Servicing Plans” in the SAI.

Certain dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees are typically fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and the SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged. These fees will not be charged if you purchase or redeem Fund shares directly from the Fund.

The Fund may waive the initial sales charge and initial investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces and receive no portion of the sales charge. Investors may be charged a fee by such investment professionals if they effect transactions through them.

Applicable Sales Charge – Class A Shares

You can purchase Class A shares at the net asset value per share (“NAV”) plus an initial sales charge (referred to as the “Offering Price”). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

	Sales Charge* as Percentage of:		Dealer Reallowance as a Percentage of the
Amount of Purchase	Offering Price	Net Amount Invested	Offering Price
Up to $99,999	3.75%	3.90%	3.25%
$100,000 to $249,999	3.25%	3.36%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None **	None **	None ***

*	Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
**	No initial sales charge applies to investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions of such investments within one year of purchase.
***	Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. Please note: if a client or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, sales commissions will be forfeited. Purchases eligible for sales charge waivers, as described under “Sales Charge Waivers – Class A Shares,” are not eligible for sales commissions on purchases of $1 million or more.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker, financial intermediary, financial advisor, bank or trust company representative for assistance.

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Sales Charge Reductions – Class A Shares

You may qualify for reduced sales charges in the following cases:

•

Letter of Intent. If you intend to purchase at least $50,000 of Class A shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. The maximum intended investment allowable under a letter of intent is $1,000,000. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund will hold such amount in shares in escrow. The Fund will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

•

Rights of Accumulation. The value of eligible accounts across [The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund and International Equity Fund (“Nomura Funds”)] maintained by you and each member of your immediate family may be combined with the value of your current purchase to obtain a lower sales charge for that purchase (according to the table on the previous page). For purposes of obtaining a breakpoint discount, a member of your “immediate family” includes your spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships. Eligible accounts include:

•	Individual accounts

•	Joint accounts between the individuals described above

•	Certain fiduciary accounts

•	Single participant retirement plans

•	Solely controlled business accounts

Fiduciary accounts include trust and estate accounts. Fiduciary accounts may be aggregated with the accounts described above so long as there are no beneficiaries other than you and members of your immediate family. In addition, a fiduciary can count all shares purchased for a fiduciary account that may have multiple accounts and/or beneficiaries.

For example, if you own Class A shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.25%, rather than the 3.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Accumulation.

For purposes of determining whether you are eligible for a reduced Class A initial sales charge, investments will be valued at their current offering price (including any applicable sales charge) or the public offering price (including any sales charges paid) originally paid per share, whichever is higher. You should retain any records necessary to substantiate the public offering price originally paid.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Transfer Agent know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or the Transfer Agent to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial advisor.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial advisor prior to purchasing the Fund’s shares.

For further information on sales charges, please visit www.nomurapartnersfunds.com, call the Transfer Agent at 1-800-535-2726 or consult with your financial advisor.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker, financial intermediary, financial advisor, bank or trust company representative for assistance.

Sales Charge Waivers – Class A Shares

Initial sales charge on Class A shares will be waived for the following types of purchases:

1.	Dividend reinvestment programs.

2.	Purchase by any other investment company in connection with the combination of such company with the Fund by merger, by acquisition of assets or otherwise.

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3.	Reinvestment by a shareholder, who has redeemed shares in the Fund and reinvests in the Fund or another Nomura Fund, provided the reinvestment is made within 90 days of the redemption.

4.	Purchase by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more and who purchase directly from the Fund.

5.	Purchase by a unit investment trust registered under the Investment Company Act of 1940 which has shares of the Fund as a principal investment.

6.	Purchase by a financial institution, bank trust department, or by a trust company purchasing Class A shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program, which has been approved by the Distributor, the Advisor or the Fund.

7.	Purchase by a registered investment advisor or financial planner who places trades for its own accounts or the accounts of its clients and who charges a management, consulting or other fees for its services; and clients of such investment advisor or financial planner who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent.

8.	Purchases by an entity performing services for a trust who acts in a fiduciary capacity on behalf of the client-shareholders who maintain an interest in an account with the Fund registered in the name of the trust entity who receives administrative services from such trust entity, which has entered into an agreement with the Distributor, the Advisor or the Fund.

9.	Purchases of an employer-sponsored retirement or benefit plan defined in section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code or a “rabbi trust” provided that:

—	the plan’s assets are at least $1,000,000; or

—	there are at least 100 employees eligible to participate in the plan.

10.	Purchase by an employee or a registered representative of an entity with a selling agreement with the Fund’s Distributor to sell shares of the Fund.

11.	Purchase by a current or former Director of the Corporation.

12.	Any member of the immediate family of a person qualifying under (9) or (10), including a spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships.

13.	Purchases by a registered management investment company that has an agreement with NAM USA or the Distributor for that purpose.

14.	Purchases made in exchange of shares of Class A of Fund for shares of Class A of another Nomura Fund.

15.	Purchases by a financial intermediary, provided the arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

16.	Purchases by financial intermediaries that sponsor electronic mutual fund marketplaces who have a dealer arrangement with the Distributor or service agreement with the Fund, or by clients of such financial intermediaries who place trades for their own accounts when the accounts are linked to a master omnibus account of such financial intermediaries, provided that financial intermediaries receive no portion of the Class A initial sales charge (however the financial intermediaries may directly charge their clients a management, asset allocation, consulting, transaction, account or other fee for their services).

17.	Purchases by a broker that sponsors a platform of “self-directed” accounts where clients invest on their own through self-directed investment accounts, provided that (i) the sponsoring broker has a dealer arrangement with the Distributor covering the broker’s self-directed investment accounts and (ii) such arrangement provides that the sponsoring broker receives no portion of the Class A initial sales charge in connection with such purchases, however the sponsoring broker may or may not charge its clients transaction, account and other fees for its services.

Investors who qualify under any of the categories described above should contact their brokerage firms, financial intermediaries, banks or trust company representatives. For further information on sales charge waivers, call the Transfer Agent.

Applicable Sales Charge – Class C Shares

You pay no initial sales charge if you purchase Class C shares. However, a 1% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.

Brokers that initiate and are responsible for purchases of Class C shares may receive a sales commission at the time of sale of up to 1.00% of the purchase price of such Class C shares of the Fund.

Contingent Deferred Sales Charge (CDSC)

You pay a CDSC when you redeem:

•	Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1,000,000 within twelve months of purchase

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•	Class C shares within twelve months of purchase

The CDSC payable upon redemption of Class C shares or Class A shares in the circumstances described above is 1.00%.

The CDSC is calculated based on the offering price at the time of your investment. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class C shares of another Nomura Fund which you may have exchanged for Class C shares of the Fund you are redeeming.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then the remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of another Nomura Fund from the date you acquired the original shares of the Fund.

CDSC Waivers

The CDSC payable upon redemptions of shares will be waived for:

•	exchanges described in “How To Purchase, Exchange And Redeem Shares – How To Exchange Shares” below

•

redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of the applicable shares

•	redemptions made with respect to certain retirement plans sponsored by the Corporation, NAM USA or its affiliates

•

minimum required distributions made from an individual retirement account (“IRA”) or other retirement plan account after you reach age 70 1/2, limited to 10% annually of the value of your account, measured at the time you set up the plan

•	withdrawals under the Fund’s systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

•	redemptions related to the payment of custodial IRA fees

•	redemptions initiated by the Fund

•	redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper

•	redemptions when you can demonstrate hardship, in the absolute discretion of the Fund and

•	redemptions of Class A shares where no broker was compensated for the sale

•	involuntary redemptions of shares for small account fees

•	involuntary redemptions of shares for small account balances

CDSC Aging Schedule

As discussed above, certain investments in Class A and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of Class A or Class C shares made on any day during a calendar month will age one month on the last day of the month and of each subsequent month.

No CDSC is assessed on the value of your account as represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

Distribution and Service Fees

The Nomura Funds have adopted plans (“Plans”) that allow the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act of 1940, as well as shareholder servicing fees for certain services provided to its shareholders. The Fund has adopted a Plan for each of its Class A and Class C shares. The Class I shares do not have a 12b-1 plan. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Class C shares may, over time, cost investors more than the front-end sales charge on Class A shares.

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Under the Plans, Class C Class A shares may pay distribution fees to the Distributor for distribution and sales support services. The Class C and Class A distribution fees may be used by the Distributor to pay affiliates of NAM USA for sales support services provided in connection with the sale of Class C or Class A shares and may also be used to pay brokers, dealers, financial institutions and industry professionals (including NAM USA and its affiliates) (“Service Organizations”) for sales support services and related expenses. Class I shares do not pay a distribution fee.

Under the Plans, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Class A and Class C shares in return for these fees. All Class A and Class C shares pay this shareholder servicing fee. Class I shares do not pay a shareholder servicing fee.

The 12b-1 fees vary by share class as follows:

•	Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund

•	Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund

In the case of Class C shares, 12b-1 fees, together with the CDSC, are used to finance the costs of advancing brokerage commissions paid to dealers and investment representatives.

The Distributor may use up to 0.25% of the fees for shareholder servicing for Class C shares and up to 0.75% for distribution for Class C shares.

The Distributor may use up to 0.25% of the fees for shareholder servicing or distribution for Class A shares. However, in the aggregate the payments may not exceed 0.25% for Class A shares.

The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts, and not costs which are primarily intended to result in the sale of the Fund’s shares.

In addition, the Fund may pay fees to Service Organizations for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. These fees are paid by the Fund in light of the fact that other costs are avoided by the Fund where the intermediary, not the Fund’s service providers, provides administrative, networking, recordkeeping, subtransfer agency and shareholder services to Fund shareholders.

These avoided payments may be made in addition to fees paid to the Service Organizations by the

Distributor from the assets of the Fund’s Class’ 12b-1 Plan. In addition, NAM USA or its affiliates may pay to the Service Organizations fees for administration, networking, recordkeeping, sub-transfer agency and shareholder services at its own expense and out of its legitimate profits. These intermediaries also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund. These non-Plan payments are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (ii) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

NAM USA and its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, NAM USA or its affiliates may also pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. NAM USA and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by NAM USA and its affiliates may be substantial. Payments by NAM USA may include amounts that are sometimes referred to as “revenue sharing” payments. The rate at which the Fund reimburses the investment advisor for such sub-accounting fees charged by Service Organizations is, with respect to omnibus accounts holding shares of the Fund, as follows: (i) up to $18 per open account; (ii) for accounts charged based on basis points, up to 0.10% of the average daily net assets of that account; and (iii) for closed accounts, up to $3.00 for each closed account. NAM USA bears any portion of the fees of a Service Organization that is not reimbursed by the Fund. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from NAM USA, the Distributor or their affiliates. For more information, see the SAI.

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How to Purchase, Exchange and Redeem Shares

You may purchase, exchange and redeem Class A, Class C and Class I shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption “Investor Services and Programs.”

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and redemption fees and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by:

•	the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or

•	the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to the Transfer Agent.

The Fund has authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you effect transactions through a broker or other agent.

How to Purchase Shares

Initial Purchase

Investment Minimums: Class A and Class C Shares

Type of Account	Minimum To Open An Account (per Fund)	Minimum Balance (per Fund)
Regular	$1,000	$1,000
IRA and Roth IRA	$500	$500
Coverdell Education Savings Account (Educational IRA)	$500	$500
Automatic Investment Plan	$500	$500

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Class I Shares

The minimum initial investment for Class I shares of the Fund is $1,000,000, subject to certain exceptions. Financial intermediaries may have eligibility requirements, including lower initial investment minimum requirements, for their clients or customers investing in Class I shares, which may differ from the requirements for investors purchasing directly from the Fund.

Information about Investment Minimums

The Fund may be limited in its ability to monitor or ensure that accounts opened through a financial intermediary meet the minimum investment requirements. Nevertheless, the Fund expects that financial intermediaries will comply with the Fund’s investment requirements, including applicable investment minimums. In the event the Fund is unable to prevent an account with a below-minimum balance from opening, the Fund reserves the right to liquidate the account at any time.

Initial Class I investment minimums do not apply to investments made by the Directors of the Corporation or by employees of NAM USA, the sub-advisors, their affiliates or their family members. The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.

Financial intermediaries may have investment minimum requirements for their clients or customers investing in Class A shares that are higher than the requirements for investors purchasing directly from the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about what investment minimums and eligibility requirements will be applied to your account.

The Fund reserves the right to waive any investment minimum to the extent such a decision is determined to be in the best interests of the Fund. The Fund also reserves the right to liquidate your account regardless of size.

When you buy shares, be sure to specify the Class of shares. If you do not choose a share Class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial advisor before you make a purchase, to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund’s investment objectives, principal investment strategies and principal risks, as well as factors listed under “Description of Share

Classes” in determining which Fund and share Class is most appropriate for your situation.

If your account falls below certain minimums your account may be charged an annual fee or even be closed. (See “Small Account Fees/Mandatory Redemptions” under “Other Rights the Fund Reserves.”)

Opening Your Account

You can open a new account in any of the following ways:

•	Financial Advisor. You can establish an account by having your financial advisor process your purchase.

•

Third-Party Intermediaries. Shares of the Fund may also be purchased through various securities brokers and benefit plan administrators or through their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, they may charge you service or transaction fees. If you purchase or redeem shares through a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the New York Stock Exchange (“NYSE”) is open.

Third-Party Intermediaries may have eligibility requirements, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Fund. Third-Party Intermediaries may also set deadlines for receipt of orders that are earlier than the order deadline of the Fund due to processing or for other reasons. An investor purchasing through a Third-Party Intermediary should read the Prospectus in conjunction with the materials provided by the Third-Party Intermediary describing the procedures under which Fund shares may be purchased and redeemed. Please contact your Third-Party Intermediaries for more information. If you purchase Fund shares through a Third-Party Intermediary, you should contact the Third-Party Intermediary for more information about what investment minimums and eligibility requirements, service fee and order deadlines will be applied to your account.

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•

By Mail. Please call 1-800-535-2726 or visit www.nomurapartnersfunds.com to obtain an application. Make checks payable to Nomura Partners Funds, Inc. Mail the check, along with your completed application, to:

Regular Mail	Nomura Partners Funds, Inc. P.O. Box 55760 Boston, MA 02205-8005

Express, Registered or Certified Mail	Nomura Partners Funds, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021

Payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share next determined after receipt. Such payment need not be converted into federal funds (monies credited to the Fund’s custodian bank by a Federal Reserve Bank) before acceptance.

•

By Wire. You may purchase shares of the Fund by wiring immediately available federal funds (subject to the minimum initial investment) to State Street Bank and Trust Company from your bank (see instructions below). Your bank may charge a fee for doing so.

If money is to be wired, your Account Application must have been received and accepted by the Transfer Agent and an account must have been established in your name. Once you have your account number, you should provide your bank with the following information for purposes of wiring your investment:

State Street Bank and Trust Company

Boston, MA

ABA #011000028

For Credit To:

Account #9905-724-2

Nomura Partners Funds, Inc.

FBO: (please specify the Fund name, account number and name(s) on account)

Wire orders will be accepted only on a day on which the Fund, the custodian and the Transfer Agent are all open for business. A wire purchase will not be considered to be made until your account has been opened and the wired money has been received in good order.

Shareholders will receive the next determined net asset value per share after receipt of such wire. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund reserves the right to charge you for this service.

Current shareholders may open a new, identically registered account by one of the following methods:

•	Telephone Exchange Plan. You may exchange $1,000 ($500 for IRA’s, Roth IRA’s, Coverdell Education Savings Accounts and Automatic
Investment Plans) or more from your existing account to another Nomura Fund account.

•	Wire. Call the Transfer Agent at 1-800-535-2726 to arrange for this transaction.

State Street Bank and Trust Company

Boston, MA

ABA #011000028

For Credit To:

Account #9905-724-2

Nomura Partners Funds, Inc.

FBO: (please specify the Fund name, account number and name(s) on account)

The Fund will generally not accept investments from foreign investors (e.g., foreign financial institutions; non-U.S. persons). The Fund does not generally accept foreign correspondent or foreign private banking accounts.

Adding To Your Account

There are several easy ways you can make additional investments (subject to a minimum subsequent investment of $100) in your account:

•	ask your financial advisor to purchase shares on your behalf

•	send a check with the returnable portion of your statement

•	wire additional investments through your bank using the wire instructions as detailed above

•

authorize transfers, by telephone, between your bank account and your Fund account through Automated Clearinghouse. You may elect to use this privilege on your account application or through a written request

•	exchange shares from another Nomura Fund

•	through an Automatic Investment Plan (please see “Investor Services and Programs – Purchase and Redemption Programs” for details).

How To Exchange Shares

You can exchange your Class A, Class C and Class I shares for shares of the same Class of other Nomura Funds [at NAV] by having your financial advisor process your exchange request, or by contacting the Transfer Agent directly. A share exchange (other than a same-Fund exchange) is a taxable event, for federal income tax purposes. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial advisor for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange between Nomura Funds. However, when you

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redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase, and will not be affected by any exchange. Shares exchanged between Nomura Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under “Frequent Purchases and Redemptions of Fund Shares.”

Class A shareholders of the Fund may exchange their shares for Class I shares of the Fund provided that they: (i) hold their shares directly at the Fund’s Transfer Agent or through a Third-Party Intermediary that has a valid Class I selling agreement with the Fund or its Distributor authorizing such an exchange; and (ii) are eligible to invest in Class I shares in accordance with the criteria set forth in the current Fund’s Prospectus. No sales charges or other Fund charges will apply to any such exchange, including any CDSC that would otherwise apply to the redemption. Class C shareholders of the Fund may exchange their shares for Class A or Class I shares of the Fund provided that: (i) they hold their shares directly at the Fund’s Transfer Agent or through a Third-Party Intermediary that has a valid Class A or Class I selling agreement with the Fund, or its Distributor, authorizing such an exchange; (ii) they are eligible to invest in Class A shares or Class I shares in accordance with the criteria set forth in the current Fund’s Prospectus; and (iii) the applicable CDSC period has expired. If shares of the Fund are exchanged for shares of a different class of shares of the Fund, the transaction will be based on the respective net asset value of each class next calculated after receipt and acceptance of the exchange request. Consequently, the exchange may result in fewer shares or more shares than originally owned, depending on the respective net asset values of the shares of each class. The total value of the initially held shares, however, will equal the total value of the exchanged shares. For federal income tax purposes, a same-Fund exchange will not result in recognition by the investor of a capital gain or loss.

Any exchange is subject to the Fund’s discretion to accept or reject the exchange. Exchanges of Fund shares for shares of another Nomura Fund may be subject to additional conditions, including payment of any difference in sales charge assessed by the respective Funds. Shareholders should contact the Transfer Agent or their Third-Party Intermediaries regarding an exchange.

How To Redeem Shares

You may redeem your shares either by having your financial advisor process your redemption or by contacting the Transfer Agent directly. Shares of the Fund may be redeemed by mail or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investments held by the Fund.

Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check used for purchase has cleared, which may take up to 15 days from the purchase date. Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for having acted upon instructions communicated by telephone that they believe to be genuine.

Redeeming Through Your Financial Advisor. You can request your financial advisor to process a redemption on your behalf. Your financial advisor will be responsible for furnishing all necessary documents to the Transfer Agent and may charge you for this service. The Fund has authorized one or more brokers to receive redemption orders on their behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after their receipt by an authorized broker or the broker’s authorized designee. Your financial advisor or broker may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC or redemption fee.

Redeeming Directly Through the Transfer Agent

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By Telephone. You can call the Transfer Agent at 1-800-535-2726 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. The Transfer Agent will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

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•

By Mail. The Fund will redeem its shares at the NAV next determined after the request is received in “good order.” The NAV of the Fund is determined at the close of regular trading of the NYSE (normally 4:00 p.m., Eastern Time) each business day the NYSE is open. Requests should be addressed to:

Regular Mail	Nomura Partners Funds, Inc. P.O. Box 55760 Boston, MA 02205-8005

Express, Registered or Certified Mail	Nomura Partners Funds, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021

Requests in “good order” must include the following documentation:

(a)	a letter of instruction, specifying the name on the account registration, the Fund’s name, the account number, the number of shares or dollar amount to be redeemed, and the class of shares to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(b)	any required signature guarantees (see “Signature Guarantees” below); and

(c)	other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

•

By Wire and/or Automated Clearinghouse (“ACH”). Redemptions in excess of $5,000 may be wired to your financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day and a $10.00 fee applies. Redemptions in excess of $100 may be sent via ACH and will arrive in 2-3 business days with no additional fee.

Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

Internet Transactions

You may purchase, redeem or exchange your shares, and view activity in your account, by logging onto the Corporation’s website at www.nomurapartnersfunds.com. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Fund limits Internet purchases and redemptions in shares of the Fund to a minimum of $250 per trade and a maximum of $25,000 per trade.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine.

Signature Guarantees

To protect you and the Fund against fraud, certain redemption options will require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Transfer Association, but not from a notary public. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange, Inc. Medallion Program (“NYSE MSP”). The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

•	Written requests to redeem $100,000 or more

•	Changes to a shareholder’s record name

•	Redemption from an account for which the address or account registration has changed within the last 30 days

•	Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

•	Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account.

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

Other Redemption Options

Call the Corporation at 1-800-535-2726 for instructions on how to redeem by telephone, wire or by ACH. In addition, you can visit the Corporation’s website at www.nomurapartnersfunds.com and follow the instructions for making redemptions electronically.

Redemption Fee. Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund charges a

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redemption fee of 2.00% on redemptions of shares that have been held for less than 30 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares that were acquired through reinvestment of dividends or distributions. The fee will be credited to the assets of the Fund, and is designed to offset the transaction expenses, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

The Fund has delegated to NAM USA the authority to grant exemptions from the redemption fee where NAM USA on behalf of the Fund has previously received assurances (that it in its discretion believes to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic rebalancing, wrap fee accounts and certain types of 401(k) or other retirement accounts that provide default investment options. NAM USA attempts to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to identify activity that may involve market timing. In the event that NAM USA or the Fund believes that it has identified such activity, they will take appropriate action, which may include revoking the exemption, heightening the monitoring policy or terminating of the privilege of purchasing or exchanging shares of the Fund.

The Fund reserves the right at any time to restrict purchases or exchanges or to impose conditions that are more restrictive on excessive or disruptive trading than those stated in the prospectus. The Fund reserves the right to modify or eliminate the redemption fee at any time without notice to shareholders. You will receive notice of any material changes to the Fund’s redemption fee policies.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a securities broker-dealer, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a securities broker-dealer may charge its own fees.

Redemptions in-Kind. If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors generally will incur transaction expenses on the sale of portfolio securities so received in payment of redemptions. In addition, investors will remain subject to market fluctuations in the value of these securities until the securities are sold.

Lost Accounts. The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current net asset value and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to the shareholders or to their representatives for compliance with those laws in good faith. As with all personal financial accounts, property may be transferred to a state if no activity occurs in your account within the time period specified by state law and we are unable to communicate with you about your account.

Policies About Transactions. The Fund is open for business each day the NYSE is open. The Fund calculates its share price every business day, as of the close of regular trading on the NYSE (typically 4:00 p.m., Eastern Time, but sometimes earlier, as in the case of scheduled half-day trading, such as on days in advance of certain holidays, or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time during the Fund’s normal business hours. Once your order request is received in good order, it will be processed at the next share price calculated.

Because orders placed through broker-dealers must be forwarded to the Transfer Agent before they can be processed, you will need to allow extra time. A representative of your broker-dealer should be able to tell you when your order will be processed.

QUESTIONS? You can speak to an Investor Services Representative between 8:30 a.m. and 6:00 p.m., Eastern Time on any Fund business day by calling 1-800-535-2726.

Automated phone information is available 24 hours a day.

In addition, the Fund’s website can be a valuable resource for shareholders with Internet access. To get up-to-date account information, review balances or open an account, go to www.nomurapartnersfunds.com.

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If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and the Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Transactions Initiated by Telephone or Electronically. Since many transactions may be initiated by telephone or electronically, it is important to understand that, as long as the Fund takes reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, the Fund is not responsible for any losses that may occur. For transactions conducted over the Internet, the Fund recommends the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Wire Transactions. When you ask us to send or receive a wire, please note that while the Fund does not currently charge a fee to receive wires, a $10 fee applies to redemption proceeds sent via wire, and it is possible that your bank may charge fees. Wire transactions are completed within 24 hours. The Fund can only send wires of $5,000 or more and accept wires of $1,000 or more.

Right to Reject, Restrict, Cancel or Limit Purchase and Exchange Orders. Purchases and exchanges should be made for investment purposes only. The Fund does not accept cash or cash equivalents (such as money orders, cashier’s checks, bank drafts or traveler’s checks), credit cards or credit card checks, third party checks, starter checks or monetary instruments in bearer form. The Fund reserves the right to prohibit other forms of payment. The Fund’s AML Compliance Officer may grant written exceptions from these prohibitions, if consistent with the Fund’s AML Program and the intent of applicable anti-money laundering laws. The Fund reserves the right to reject, restrict, cancel (within one day of receipt) or limit any specific purchase or exchange request. We are required by law to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or to take such other steps as we deem reasonable.

Because an exchange request involves a request both to redeem shares of the Fund and to purchase shares of another Nomura Fund, the Fund considers the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming Fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

Frequent Purchases and Redemptions of Fund Shares. The Fund is designed for long-term investors and discourages short-term trading (market timing) and other excessive trading practices. These practices may disrupt portfolio management strategies and harm Fund performance. However, the Fund receives purchase orders and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus accounts by intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to identify and eliminate market timers. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor in the Fund, or may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading, upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that market timing or other excessive trading activity will occur in the Fund.

As noted above, under “Policies You Should Know About – Right to Reject, Restrict, Cancel or Limit Purchase and Exchange Orders,” the Fund reserves the right to reject, restrict, cancel (within one day of receipt) or limit any purchase order (including exchanges) from any investor. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive trading or has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common or related ownership or control.

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The Corporation’s Board has adopted policies and procedures designed to discourage short-term trading and other excessive trading practices. The policies and procedures applicable to the Fund include:

•	the imposition of a 2% redemption fee on the redemption of shares held for less than 30 days (subject to certain exceptions disclosed below);

•

the reservation of the right to reject, cancel (within one day of receipt) or limit purchase and exchange orders when there appears to be a pattern of short-term or excessive trading or time zone arbitrage; and

•

the utilization of fair valuation practices adopted by the Board that are intended to protect the Fund from “time zone arbitrage” with respect to its non-U.S. securities holdings (see “Other Information – Pricing of Fund Shares” below).

In addition, a financial intermediary through which you may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Fund’s consent or direction to undertake those efforts, but the Fund may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this Prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular intermediary may vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

There are no assurances these procedures will be effective in limiting short-term or excessive trading or time zone arbitrage. For example, the Transfer Agent may not be able to effectively monitor, detect or limit short-term or excessive trading or time zone arbitrage by underlying shareholders that hold shares through omnibus accounts maintained by broker-dealers or other financial intermediaries.

Class A, Class C and Class I shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is retained by the Fund from which you are redeeming shares (including redemptions by exchange), and is intended to deter short-term trading and offset the trading costs, market impact and other costs associated with short-term trading in and out of the Fund and to facilitate portfolio management. The

2.00% fee directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The fee is not a deferred sales charge, is not a commission paid to NAM USA or the sub-advisors, and does not benefit NAM USA in any way. The Fund reserves the right to waive the 2.00% redemption fee on a case-by-case basis. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The 2.00% redemption fee will not be charged on transactions involving the following:

•	Total or partial redemptions of shares of the Fund held for 30 days or more;

•	Total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to track and process the redemption fee;

•

Total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to track and process the redemption fee or that require waiver of redemption fees as a condition for inclusion in the program;

•

Total or partial redemptions of shares invested through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans) where the shares are held within omnibus accounts maintained by a retirement plan sponsor or record keeper that has a written agreement to provide data to assist the Fund in monitoring for excessive trading;

•	Total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the Fund;

•

Total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account, or all registered shareholders of the Fund account with more than one registered shareholder (i.e., joint tenant account), upon receipt by the Transfer Agent of appropriate written instructions and documentation satisfactory to the Transfer Agent; or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

•	Total or partial redemptions of shares acquired though reinvestment of dividends or distributions;

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•	Total or partial redemptions of shares by registered management investment companies that have an agreement with NAM USA or the Distributor for that purpose;

•

Redemptions initiated by the Fund (e.g., upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions, or (ii) when the shareholder has failed to provide tax identification information); or

•	Total or partial redemptions by the Fund of its investment in another Fund made in connection with a rebalancing of its investments.

However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. In determining whether the minimum 30-day holding period has been met, only the period during which you have held shares of the Fund from which you are redeeming is counted. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the fee, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders. The Fund reserves the right to modify the terms of, or eliminate any exceptions to, the redemption fee at any time.

For shares purchased through a financial intermediary, shareholders should contact their financial intermediary for more information on whether the redemption fee is applicable to their shares. In some cases, financial intermediaries investing wrap account assets through an omnibus account may charge the 2.00% redemption fee but apply operational policies or procedures that are more or less restrictive than those of the Fund.

In addition to the redemption fee described above, your financial advisor may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC.

Generally, you will be permitted to make up to 8 exchanges between the Class A, Class C and Class I shares of the Fund during any 12-month period.

However, more than two exchanges during any 90-day period may be considered excessive.

The Fund reserves the right to accept exchanges in excess of this policy on a case-by-case basis if they believe that granting such an exception would not be disruptive to portfolio management strategies or harm Fund performance. The Fund may also waive this restriction for shareholders investing through certain electronic mutual fund marketplaces.

Reinstatement Privilege. Once a year, you may decide to reinstate Class A, Class C and Class I shares that you have redeemed within the past 90 days. To do so, you must send a letter to the Transfer Agent, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. The proceeds must be reinvested within the same share class. If shares were redeemed from a Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

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Investor Services and Programs

As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial advisor or if your investment in the Fund is made through a retirement plan.

Distribution Options

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial advisor notify the Transfer Agent or by contacting the Transfer Agent services directly:

•	Dividend and capital gain distributions reinvested in additional shares of the Fund (this option will be assigned if no other option is specified)

•	Dividend distributions in cash; capital gain distributions reinvested in additional shares of the Fund

•	Dividend and capital gain distributions in cash

•	Dividend and capital gain distributions reinvested in additional shares of another Nomura Partners Fund of your choice

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date, which is the NAV next computed for the Fund. Your request to change a distribution option must be received by the Transfer Agent at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks. You can choose to have your cash dividends and distributions deposited directly to your bank account or all sent to you by check. Tell us your preference on your application. If you choose to reinvest your dividends and distributions, you will be treated for federal income tax purposes as if you had received such dividends and distributions and used them to purchase additional shares as described under “Taxes – United States Federal Income Taxation – Distributions” in the SAI.

Purchase and Redemption Programs for Class A and Class C Shares

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A and Class C shares, without extra charge.

Automatic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Automatic Exchange Plan. If you have an account balance of at least $5,000 in any Nomura Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges of at least $100 from your account in the Fund for shares of the same Class of another Nomura Partners Fund. Exchanges (other than same-Fund exchanges) are generally taxable for federal income tax purposes. You may make exchanges with any of the other Nomura Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days’ notice.

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Reinvest Without A Sales Charge. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

Distribution Investment Program. You may purchase shares of the Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same Class of another Nomura Partners Fund.

Systematic Withdrawal Plan. A non-retirement plan shareholder who has an account balance of at least $5,000 in any Fund may establish a systematic withdrawal plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $100 or more.

Shareholders may designate which day they want the automatic withdrawal to be processed. If you do not specify a date, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. The check amounts may be based on the redemption of a fixed dollar amount or fixed share amount. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment, and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain medallion signature guarantee(s) as described under “How to Purchase, Exchange and Redeem Shares – Signature Guarantees.” Any such requests must be received by the Transfer Agent 10 days prior to the date of the first systematic withdrawal. A systematic withdrawal plan may be terminated at any time by the shareholder, the Corporation, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

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Other Information

Pricing of Fund Shares

The price of each Class of the Fund’s shares is based on its net asset value. The net asset value of each Class of shares is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The days that the NYSE is closed are listed in the SAI. To determine NAV, the Fund values its assets at current market values (for securities issued by U.S. companies), or at a fair value (for securities issued by non-U.S. companies or if current market values are not available) each day pursuant to fair value methods approved by the Board. To calculate net asset value (“NAV”), the Fund uses the following equation:

Total Assets Allocable to Class – Total Liabilities Allocable to the Class	= NAV
Total Number of Shares of the Class Outstanding

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and redemption fees and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by:

•	the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) receives your order by the valuation time; or

•	the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to shareholder service.

The Fund has authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

The Fund, if applicable, uses market prices to value securities issued by U.S. companies. In addition, the Fund will use fair value methods, approved by the Board, each day that the NYSE is open for business. Fair value determinations may be made by the Corporation’s independent pricing service or by the Corporation’s Pricing and Fair Valuation Committee (the “Pricing Committee”) pursuant to procedures adopted by the Corporation’s Board. As a result, the Fund’s value for a security is likely to be different from quoted market prices.

If information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions, and (vii) a significant event with respect to a security or securities has occurred after the close

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of the market or exchange on which the security or securities principally trades and before the time the Fund calculates NAV, then the security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Fund’s Pricing and Valuation Procedures (“Valuation Procedures”).

The Board has adopted valuation procedures for the Fund that require daily fair valuation by an independent pricing service approved by the Board and has delegated day-to-day responsibility for fair value determinations to the Pricing and Fair Valuation Committee. Fair value determinations that affect the Fund’s NAV are subject to review, approval or ratification by the Board. The Fund uses fair value pricing to seek to ensure that the Fund’s NAV reflects the value of its underlying portfolio securities.

There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Valuation Procedures will prevent dilution of the Fund’s NAV by short-term traders.

Other Rights the Fund Reserves

You should be aware that the Fund may do any of the following:

•

withhold 28% of your distributions as federal backup withholding if the Fund has been notified by the IRS that you are subject to backup withholding, or if you fail to provide the Fund with a correct taxpayer identification number or certification that you are exempt from backup withholding.

•

close your account and send you the proceeds if your balance falls below $500; charge you $20 a year if your account balance falls below $1,000 and redeem shares in the account to cover such fee; in either case, the Fund will give you 90 days’ notice so you can either increase your balance or close your account (these policies will apply even in a case where a fall in share price created the low balance).

•

reject a new account application if you don’t provide a correct social security or taxpayer identification number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number.

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the
Fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the Fund’s net assets, whichever is less.

•	change, add or withdraw various services, fees and account policies.

Small Account Fees / Mandatory Redemptions.

Small Accounts are subject to a Small Account Fee or may be subject to mandatory redemption, as described below. Because of the impact on Fund expenses of maintaining small shareholder accounts, the Fund has set a minimum account size of $1,000 for Fund Classes A, C and I (“Fund Minimum”).

Small Account Fees. The Fund may charge an annual $20 Small Account Fee on each account below the Fund Minimum. Small Accounts are Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The Small Account Fee is assessed on each direct account investor, even if the investment is made through an account held by a financial adviser or platform, unless the Fund does not pay any recordkeeping or administrative shareholder servicing fees associated with the maintenance of the underlying investor account. The Small Account Fee is charged by redeeming shares in your account. If the value of your account is $20 or less, then the amount in the account will be exhausted to pay the Small Account Fee and your account will be closed.

The Small Account Fee is deducted from the Fund account only once per calendar year. You will be notified between April and June that the value of your account is less than the Fund investment minimum before any fee is imposed. During the 90 day period you can make an additional investment to bring the value of your account to the Fund investment minimum and the Fund will not impose the Small Account Fee. Payment of this Small Account Fee through the redemption of Fund shares may result in tax consequences to you (consult with your tax adviser).

The Small Account Fee is not charged on, if applicable: (i) accounts of authorized qualified employee benefit plans, IRA accounts, Automatic Investment Plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts; or (ii) accounts that do not have a valid address as evidenced by mail being returned to the Fund or its agents.

Some shareholders who hold accounts in Classes A, C and I may have those accounts aggregated for purposes of these calculations. Please contact the Transfer Agent at 1-800-535-2726 for more information.

Mandatory Redemptions. In addition, the Fund may redeem all the shares in your account if the net asset value of your account falls below $500 for any reason, including market fluctuation. You will be notified at least 90 days prior to the Fund making an involuntary

35

redemption in order to permit you to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. During the 90 day period you can make an additional investment to bring the value of your account to at least $500. If you do not increase the value to $1,000 the Fund will impose the Small Account Fee (see above). An involuntary redemption of Fund shares may result in tax consequences to you (consult with your tax adviser).

This involuntary redemption will not be made with respect to: (i) accounts of authorized qualified employee benefit plans, IRA accounts, Automatic Investment Plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts; or (ii) accounts that do not have a valid address as evidenced by mail being returned to the Fund or its agents.

The Fund may be limited in its ability to monitor or ensure that accounts opened through a financial intermediary meet the Fund Minimum or low account balance minimum. Nevertheless, the Fund expects that financial intermediaries will comply with the Fund’s requirements, including applicable investment minimums. In the event that the Fund is unable to prevent an account with a below minimum balance from opening, the Fund reserves the right to liquidate the account at any time.

The Fund reserves the right to waive the small account fee to the extent such a decision is determined to be in the best interests of the Fund. The Fund also reserves the right to change the minimum size of the accounts subject to the small account fee or the mandatory redemption.

Foreign Investors

The Fund will generally not accept investments from foreign investors (e.g., foreign financial institutions and other non-U.S. persons). If the Fund does accept such investments from a foreign investor, the Transfer Agent is expected to conduct due diligence on such foreign investors as may be required under the USA PATRIOT Act and applicable Treasury or SEC rules, regulations and guidance. In addition to the due diligence, the Fund has instructed the Transfer Agent to escalate foreign investors to the Fund’s Anti-Money Laundering Compliance Officer, including all foreign correspondent accounts established in the U.S. for a foreign financial institution.

Customer Identification and Verification

To help the government fight the funding of terrorism and prevent money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity, and the Fund shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a time-frame established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account at the then-current day’s price if they are unable to verify your identity.

Attempts to verify your identity will be performed within a time-frame established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Corporation has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

36

Understanding Dividends, Distributions and Taxes

In order to qualify as a “regulated investment company” and avoid federal corporate income tax, the Fund must, among other requirements, distribute to its shareholders virtually all of its net earnings each year. The Fund can earn money in two ways: by earning interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. The Fund’s earnings are separate from any gains or losses stemming from your own disposition of shares.

The Fund intends to declare and pay dividends of all or a portion of its net investment income, including “phantom income,” such as original issue discount, on a monthly basis to shareholders, and will distribute its realized net capital gain, if any, annually. It will, if necessary, make additional distributions.

Redeeming Fund shares will usually have tax consequences for you (except if you are investing through an IRA or other tax-advantaged account). Your redemption of shares may result in a capital gain or loss for you; whether this capital gain is long-term or short-term depends on how long you owned the shares. In addition, an exchange of the Fund’s shares for shares of another Nomura Fund will generally be a taxable exchange for federal income tax purposes. Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state, local and non-U.S. tax consequences.

The tax treatment of the Fund’s distributions to you will depend on the nature of the Fund’s income from which the distribution is paid. Dividends paid from the Fund’s investment income or from its net short-term capital gain generally are taxed at ordinary income rates; however, distributions of net long-term capital gain are currently eligible for taxation at a reduced rate when received by shareholders that are not corporations. It is expected that a very substantial portion of the Fund’s income will consist of ordinary income. The tax treatment of dividends and distributions is the same whether you reinvest them or receive them in cash.

The Fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions. They also contain certain details on your purchases and redemptions of shares.

Dividends or distributions declared in the last month of a given year are included in your taxable income in that year, even though you may not receive the money until the following January.

By law, your dividends and redemption proceeds will be subject to backup withholding if you are a non-corporate taxpayer and have not provided a taxpayer identification number or social security number, or if you have provided an incorrect number or have not otherwise established an exemption.

If you invest right before the Fund pays a dividend, you will receive some of your investment back as a dividend that is taxable to you (unless you are investing through a tax-advantaged retirement account). You can avoid this result by investing after the Fund declares a dividend.

You are urged to consult your tax professional and read the discussion under “Taxes” in the SAI before buying or disposing of Fund shares and electing how to receive distributions.

Delivery of Shareholder Documents

The Corporation delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-535-2726, or write to Nomura Partners Funds, Inc., P.O. Box 55760, Boston, MA 02205-8005.

37

Financial Highlights

As of the date of this Prospectus, the Fund has not commenced operations. Upon becoming available, the Fund’s audited financial statements and related notes will appear in the Corporation’s annual report to shareholders, which will be made available upon request (see “To Get More Information” on the back cover).

38

To Get More Information

Shareholder Reports. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. These will include commentary from the Fund’s management team about recent market conditions and the effects of the Fund’s strategies on its performance. They will also have detailed performance figures, a list of everything the Fund owns, and the Fund’s financial statements. Shareholders will get these reports automatically.

Statement of Additional Information (“SAI”). This tells you more about the Fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it is legally part of this Prospectus).

The Fund’s Statement of Additional Information is available, free of charge, by calling 1-800-535-2726 or on the Corporation’s website at www.nomurapartnersfunds.com. This document and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C.

Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

To Make Investments	SEC

Nomura Partners Funds, Inc. P.O. Box 55760 Boston, MA 02205-8005 www.nomurapartnersfunds.com 1-800-535-2726	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549-1520 www.sec.gov 1-202-551-8090

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the related SAI.

Distributed by:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

SEC Investment Company Act File Number:
Nomura Partners Funds, Inc.	811-01090

Nomura Asset Management U.S.A. Inc.

2 World Financial Center, Building B, 18th Floor New York, New York 10281-1712

www.nomurapartnersfunds.com

NOMURA PARTNERS FUNDS, INC.

Series of Nomura Partners Funds, Inc.	Class A	Class C	Class I
[U.S.] HIGH YIELD FUND	XXXX	XXXX	XXXX

STATEMENT OF ADDITIONAL INFORMATION

[December     , 2012]

Nomura Partners Funds, Inc. (the “Corporation”) is an open-end management investment company that currently consists of eight series. [U.S.] High Yield Fund (the “Fund”) is described in this Statement of Additional Information (“SAI”). The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund and International Equity Fund are described in a separate SAI. The [U.S.] High Yield Fund is a diversified fund. This SAI relates to the Class A, Class C and Class I shares of the [U.S.] High Yield Fund.

This SAI is not a prospectus and should be read in conjunction with the prospectus for [U.S.] High Yield Fund, a series of the Corporation, dated [December     , 2012] (the “Prospectus”) and as further amended from time to time. The Fund has not yet commenced operations. Upon becoming available, the Semi-Annual Report to Shareholders of the Corporation dated March 31, 2013, and the Annual Report to Shareholders of the Corporation dated September 30, 2013, will be deemed to be part of this SAI. A copy of the Prospectus and, upon their becoming available, the Annual and Semi-Annual Reports to Shareholders, may be obtained without charge by calling toll-free 1-800-535-2726 or on the Corporation’s website at www.nomurapartnersfunds.com.

NOMURA PARTNERS FUNDS, INC.

The Corporation is an open-end management investment company that continually offers and redeems its shares, commonly known as a mutual fund. The Corporation was organized as a Maryland corporation in 1961 as The Japan Fund, Inc. Effective as of December 1, 2008, the Corporation changed its name to Nomura Partners Funds, Inc. Currently, the Corporation consists of the following eight series:

The Japan Fund

Asia Pacific ex Japan Fund

India Fund

Greater China Fund

Global Equity Income Fund

Global Emerging Markets Fund

International Equity Fund

[U.S.] High Yield Fund

(collectively, the “Nomura Funds”)

This SAI relates only to the [U.S.] High Yield Fund (the “Fund”) and not to the other series of the Corporation.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), “Diversified” means that at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. The Fund intends to elect to be treated as, and to qualify for the special tax treatment available to a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and thus intends to satisfy the diversification requirements of Subchapter M. For more information about taxes, please see the section entitled “Taxes” later in this SAI.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment limitations as listed below and the investment objectives restated in the “Investment Objectives and Policies — Investment Objectives” section cannot be changed without approval by a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a majority of the outstanding voting securities of the Fund is the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund.

The following are the Fund’s fundamental investment limitations set forth in their entirety. The Fund may not:

(a)	borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)	issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)	purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments;

(d)	engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(e)	purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

(f)	make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies may be deemed to be loans; or

(g)	concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

All other investment policies and limitations described in this SAI, including those listed below, are not fundamental and may be changed without shareholder approval. The Fund may not:

(1)	borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes, and (ii) by engaging in reverse repurchase agreements or other investments or transactions described in the Fund’s registration statement which may be deemed to be borrowings;

(2)	enter into either of reverse repurchase agreements in an amount greater than 5% of its total assets;

(3)	purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts [, options] or other permitted investments, (iv) that transactions in futures contracts [and options] shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4)	lend portfolio securities;

(5)	purchase illiquid securities (including repurchase agreements of more than seven days’ duration, certain restricted securities, and other securities which are not readily marketable), if, as a result, such securities would represent, at the time of purchase, more than 15% of the value of the Fund’s net assets;

(6)	invest more than 10% of its total assets in a Rule 2a-7 (under the 1940 Act) compliant money market fund; and

(7)	invest less than 80% of its net assets in U.S. dollar denominated high yield securities that are rated investment grade by at least one of the nationally recognized statistical rating organizations (“NRSRO”) or , if unrated, determined to be of comparable quality by the Fund’s investment sub-advisor, [Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “sub-advisor”)].

INVESTMENT OBJECTIVES AND POLICIES STRATEGIES

Investment Objectives

[U.S.] High Yield Fund’s investment objective is to achieve current yield and capital growth.

The Fund considers its investment objective a fundamental policy and elects to treat it as such pursuant to Sections 8(b)(3) and 13(a)(3) of the 1940 Act. Descriptions of the Fund’s policies, strategies and techniques, as well as additional information regarding the characteristics and risks associated with the Fund’s investment techniques are set forth below.

Investment Policies

[U.S.] High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated high yield securities that are rated below investment grade by at least one NRSRO rating agency or , if unrated, determined to be of comparable quality by NCRAM.

The above policies are subject to change only upon 60 days prior notice to shareholders. The term “assets” as used in the above policies, means net assets plus the amount of any borrowings for investment purposes.

The Fund may engage in active and frequent trading.

INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS

The following pages contain more detailed information about types of instruments in which the Fund may invest, strategies the Fund’s investment advisor, [Nomura Asset Management U.S.A. Inc. (“NAM USA” or the “Advisor”), and the Fund’s investment sub-advisor, NCRAM, may employ in pursuit of the Fund’s investment objectives, and a summary of related risks and considerations. [NAM USA and NCRAM] may not buy all of these instruments or use all of these techniques unless they believe that doing so will help the Fund achieve its goal.

144A Securities. The Fund may purchase securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Directors. The Directors have adopted guidelines and delegated to NAM USA the daily function of determining and monitoring liquidity of 144A securities. The Directors, however, will retain sufficient oversight and will ultimately be responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor the Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities may be purchased by the Fund, including Enhanced Equipment Trust Certificates (“EETCs”) and Certificates for Automobile Receivablessm (“CARSsm”).

Enhanced Equipment Trust Certificates (“EETCs”) are typically issued by specially-created trusts established by airlines, railroads, or other transportation corporations. The proceeds of EETCs are used to purchase equipment, such as airplanes, railroad cars, or other equipment, which in turn serve as collateral for the related issue of the EETCs. The equipment generally is leased by the airline, railroad or other corporation, which makes rental payments to provide the projected cash flow for payments to EETC holders. Holders of EETCs must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee corporation or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the EETCs. However, because principal and interest payments on EETCs are funded in the ordinary course by the lessee corporation, the Fund treats EETCs as corporate bonds/obligations for purposes of compliance testing and related classifications.

CARSsm represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSsm are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSsm may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities. The Fund currently does not intend to invest in collateralized mortgage obligations (CMOs) or collateralized debt (CDOs).

Bank Loans. The Fund may invest in bank loans, which include fixed-and floating-rate loans issued by banks (including, among others, interests in senior floating rate loans made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”), delayed funding loans and revolving credit facilities). Senior Loans include floating rate loans and institutionally traded floating rate debt obligations issued by asset-backed pools and other issues, and interests therein. Loan interests may be acquired from U.S. or non-U.S. commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans may also take the form of direct interests acquired during a primary distribution or the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. NCRAM currently anticipates investing primarily through assignments.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, “LIBOR”) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally may hold a senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or non-U.S. commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

The Fund will usually invest through assignments and therefore may not have direct recourse against the borrower, the Fund may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the

Fund’s share price and yield could be adversely affected. Senior Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

The Fund may invest in loan participations with credit quality comparable to that of many issuers of its other high yield securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what NCRAM believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if that value were based on available market quotations. At the same time, many loan interests are actively traded among certain financial institutions and considered to be liquid. NCRAM will determine the liquidity of the Fund’s investments by reference to market conditions and contractual provisions. Investments in loan participations are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that, under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Lending Fees. In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

Borrower Covenants. A borrower under a Senior Loan typically must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the Lender or lending syndicate (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Senior Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the lenders directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the lenders directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a participation, the agreement between the buyer and seller may limit the rights of the holder of a Senior Loan to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral, if any, and if the value of such collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, NCRAM will perform such tasks on behalf of the Fund, although a collateral bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other intermediate participants similar risks may arise.

Prepayments. Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

Bridge Financings. The Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in Senior Loans of borrowers who have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

Secured Senior Loans. To the extent that the collateral, if any, securing a Senior Loan consists of the stock of the borrower’s subsidiaries or other affiliates, the Fund will be subject to the risk that this stock will decline in value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or fully secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a secured Senior Loan. On occasions when such stock cannot be pledged, the secured Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for such Senior Loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of secured Senior Loans.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under a secured Senior Loan to the interests of the borrower’s unsecured creditors. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For secured Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of such loan were not received or retained by the borrower, but were instead paid to other persons, such as shareholders of the borrower, in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in any loan collateral. If the Fund’s security interest in loan collateral is invalidated or a secured Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, it is unlikely that the Fund would be able to recover the full amount of the principal and interest due on the secured Senior Loan.

The Fund may also invest up to 10% of its assets in Senior Loans that are not secured.

Borrowing. The Fund may borrow from banks or through reverse repurchase agreements. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Except as otherwise provided in this SAI, the Fund may borrow money as permitted by the 1940 Act, including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and in excess of the 5% limit to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

Cash Management. The Fund can hold un-invested cash, or can invest in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds, or units of registered or unregistered collective investment vehicles (which invest in Rule 2a-7 permitted assets). Generally, these securities offer less potential for gains than other types of securities.

Commercial Paper. Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Fund may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, the Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations.

Common Stock. The Fund may hold, or to a limited extent, invest in common stock. Common stock represents an equity (ownership) interest in an issuer, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

In addition, common stock generally has significant appreciation and depreciation potential because increases and decreases in earnings are usually reflected in an issuer’s stock price. A fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual issuer or in response to general market and/or economic conditions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, NCRAM will, among other things, consider the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock.

Convertible securities are issued and traded in a number of securities markets. Convertible securities held by the Fund may be denominated in U.S. dollars, however, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Delayed Funding Loans and Revolving Credit Facilities. The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Delayed funding loans and revolving credit facilities are considered to be debt obligations for the purposes of the Fund’s investment restriction relating to the lending of funds or assets by the Fund. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risks, among other risks.

Distressed Securities. The Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of NCRAM of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.

The Fund will generally make such investments only when NCRAM believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

Emerging Markets. There are special risks involved in investing in emerging market countries. Many investments in emerging markets can be considered speculative, and their prices can be more volatile than in the developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers and other investments based in such countries may be less liquid. Some companies in emerging markets are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Most emerging market countries are the main suppliers of agricultural, energy, base and precious metals to the world, but there are some emerging market economies that are not rich in natural resources and are adversely affected by an increase in world commodity prices. Some countries may still have archaic economic or legal systems. The currencies of certain emerging market countries, and therefore the value of securities and other investments denominated in such currencies, may be more volatile than currencies of developed countries.

In certain emerging market countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities and other markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and reschedulings of, repayment with respect to many countries’ debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Under foreign tax laws, taxes may be withheld at the source in certain foreign countries and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities and other investments in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject, but there can be no guarantee that the Fund will qualify for treaty benefits.

Equity Securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; general and limited partnerships and limited liability companies; and depositary receipts. Stock markets are volatile. The price of equity securities will fluctuate and can decline. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the entities the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

The Fund may invest in entities that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the Fund’s investment than if the Fund held the securities of larger, more established companies.

Foreign Investment Risks. The Fund may invest in foreign securities, including securities from issuers located in emerging market countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that the Fund will lose money.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.

In addition to equity securities, foreign investments of the Fund may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in a foreign currency; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Foreign Market Risk. The Fund that may invest in foreign securities offer the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that the Fund may lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for NCRAM to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States. The Fund usually holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Publicly Available Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected in foreign markets has increased in recent years, it remains appreciably below that of the U.S. market. Accordingly, the Fund’s foreign investments may be less liquid and its prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities markets, broker-dealers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Guarantees. The Fund may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

High Yield Obligations. Non-investment grade or “high yield” securities (also known as junk bonds) are securities rated below investment grade by the major rating agencies or are unrated securities that NCRAM believes are of comparable quality. While generally providing greater income and opportunity for gain, high yield securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

The major risks in high yield investments include the following:

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High yield securities may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of high yield securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

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The issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

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High yield securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

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High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the high yield securities, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

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Prices of high yield securities are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of high yield securities than on those of other higher rated fixed income securities.

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The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund’s securities, and judgment plays a more important role in determining such valuations.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

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The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

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The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, NCRAM performs its own analysis of the issuers whose high yield securities are held by the Fund. Because of this, the Fund’s performance may depend more on NCRAM’s own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting non-investment grade securities, NCRAM considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. NCRAM continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

If the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based. The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

See Appendix B to this Statement of Additional Information for a description of applicable securities ratings.

Illiquid or Restricted Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a fund’s operations require cash, such as shareholder redemptions or when the fund pays dividends, and could result in the fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

The Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.

Inflation Risk. Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Investment Grade Debt Obligations. The Fund may invest, to a limited extent, in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by NCRAM. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of the Fund is subsequently downgraded below investment grade, NCRAM will consider such an event in determining whether the Fund should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities the Fund may hold.

See Appendix B to this Statement of Additional Information for a description of applicable securities ratings.

Investment in Other Investment Companies. The Fund may, to a limited extent and subject to applicable law, invest in other investment companies, including money market funds and exchange traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. In accordance with the Investment Company Act, the Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under the Investment Company Act the Fund may not acquire securities of an investment company if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and the Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. In addition to the restrictions on investing in other investment companies discussed above, the Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other [NAM USA-advised] investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to the Investment Company Act (or alternatively, pursuant to exemptive orders received from the Commission) these percentage limitations do not apply to investments in affiliated money market funds, and under certain circumstances, do not apply to investments in affiliated investment companies, including ETFs. In addition, many third-party ETFs have obtained exemptive relief from the Commission to permit unaffiliated funds (such as the Fund) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Fund may rely on these exemptive orders in investing in ETFs. Further, under certain circumstances the Fund may be able to rely on certain provisions of the Investment Company Act to invest in shares of unaffiliated investment companies beyond the statutory limits noted above, but subject to certain other statutory restrictions.

As with other investments, investments in other investment companies are subject to market and selection risk.

Shares of investment companies, such as closed-end fund investment companies, that trade on an exchange may at times be acquired at market prices representing premiums to their net asset values. In addition, investment companies held by the Fund that trade on an exchange could trade at a discount from net asset value, and such discount could increase while the Fund holds the shares. If the market price of shares of an exchange-traded investment company decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.

In addition, if the Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by NAM USA. NAM USA has agreed to waive its advisory fees in connection with the acquisition of affiliate funds.

To the extent shares of the Fund are held by an affiliated fund, the ability of the Fund itself to purchase other affiliated investment companies may be limited. In addition, the Fund-of-funds (e.g., an investment company that seeks to meet its investment objective by investing significantly in other investment companies) may be limited in its ability to purchase affiliated underlying funds if such affiliated underlying funds themselves own shares of affiliated funds.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The restrictions on investments in securities of investment companies set forth above may limit opportunities for the Fund to invest indirectly in certain developing countries.

Liquidity Management. As a temporary defensive measure, if NCRAM determines that market conditions warrant, the Fund may invest without limitation in high quality money market instruments. The Fund may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that the Fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

The Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Municipal Bonds. Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current U.S. federal laws place substantial limitations on the size of certain of such issues. The Fund does not expect to be able to pay any dividends that will be exempt from federal income tax.

Participation Notes. The Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations.

The Fund is subject to counterparty risk associated with each issuer. Investment in a participation note is not the same as investment in the constituent shares of the company. A participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant underlying security. In other words, shares of the underlying security are not in any way owned by the Fund. However each participation note synthetically replicates the economic benefit of holding shares in the underlying security. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations. The Fund attempts to mitigate that risk by purchasing only from issuers which NCRAM deems to be creditworthy.

The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. The Fund may, but is not required to, purchase credit protection against the default of the issuer. When the participation note expires or a fund exercises the participation note and closes its position, the fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs). The price, performance and liquidity of the participation note are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note.

Pay-in-kind Securities. The Fund may invest in pay-in-kind securities (“PIKs”). PIKs are securities which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, PIKs also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of PIKs is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain PIKs to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Portfolio Turnover Rates. The Fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when NCRAM believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of the Fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect the Fund’s performance.

Preferred Stock. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Related Securities. The Fund, to a limited extent, may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with re-financings and their impact on servicing rights.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Real Estate Investment Trusts. The Fund is permitted to invest in real estate investment trusts (“REITs”). If the Fund invests in a REIT, the Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Repurchase Agreements and Purchase and Sale Contracts. Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with the Fund, to repurchase a security sold to the Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund and the purchaser receives any interest on the security paid during the period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. The Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians.

Repurchase agreements and purchase and sale contracts result in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations. However, in the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default.

Both types of agreement usually cover short periods, such as less than one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, NCRAM will monitor the creditworthiness of the seller, and NCRAM will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund does not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts. NCRAM will mark-to-market daily the value of the securities. Securities subject to repurchase agreements and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. The Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights Offerings and Warrants to Purchase. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U. S. Government.

Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the fund. The Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Fund’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. The Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security pursuant to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in NCRAM’s opinion, present minimal credit risks. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Supranational Entities. The Fund may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Temporary Defensive Policies. As a temporary measure for defensive purposes, the Fund may invest up to 100% of its assets in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or may hold cash. The Fund may make these investments or increase its investment in these securities when the applicable sub-advisor is unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when the sub-advisor believes it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Fund’s ability to meet its investment objective.

Trust Preferred Securities. The Fund may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS(r)”); monthly income preferred securities (“MIPS(r)”); quarterly income bond securities (“QUIBS(r)” ); quarterly income debt securities (“QUIDS(r)”); quarterly income preferred securities (“QUIPS/sm/”); corporate trust securities (“CORTS(r)”); public income notes (“PINES(r)”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Examples of the types of U.S. Government obligations that may be held by the Fund include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Fund currently does not intend to invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

Variable and Floating Rate Debt Instruments. The Fund may invest in floating rate debt instruments, including Senior Loans (described in more detail above). Floating rate debt instruments are instruments that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are re-determined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These floating rate debt instruments may include, in addition to Senior Loans, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate debt instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

Warrants and Rights. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be.

Warrants and rights do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant or right ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. They are also generally less liquid than an investment in the underlying securities.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will earmark and reserve its assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest the Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased.

When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of its commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent the Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. NCRAM will consider such an event in determining whether the Fund should continue to hold the security.

Zero Coupon Securities. Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.

While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

The Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Additional Information about Investment Strategies. [NAM USA and NCRAM] may use Standard Industrial Classification (“SIC”) Codes or any other reasonable industry classification system for purposes of the Fund’s investment restrictions and policies relating to industry concentration.

In addition NCRAM may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Fund. For example, NCRAM may employ its own internally-developed definitions and standards in connection with characterizing a security as an equity or debt security, characterizing a security as a growth or value security, determining the composition of an industry, determining the scope of a geographic region, characterizing an investment as income-producing and characterizing an investment as a U.S. or non-U.S. investment. In addition, the definitions and standards used by NCRAM may change over time and without notice to investors, and in certain cases NCRAM may use definitions for the Fund which differ from the definitions and standards it uses for other series of the Corporation or for other funds and accounts which it advises.

THE INVESTMENT ADVISOR AND THE SUB-ADVISOR

Effective November 1, 2008, NAM USA became the investment advisor for The Japan Fund. Effective December 22, 2008, NAM USA became the investment advisor to each of the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund, and the International Equity Fund. Effective, [December __, 2012], [NAM USA became] the investment advisor to [U.S.] High Yield Fund. [NAM USA, a New York corporation with its office located at Two World Financial Center, Building B, New York, New York 10281, is a wholly-owned subsidiary of Nomura Asset Management Co., Ltd. (“NAM Tokyo”).] NAM USA provides global investment advisory services, primarily with respect to Japanese securities and other Pacific Basin securities, for North American institutional clients and pooled investment vehicles.

[Under its investment advisory agreement with the Fund (the “Investment Advisory Agreement”), NAM USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Fund, subject to the oversight and supervision of the Board of the Corporation. NAM USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.]

[NAM USA, with respect to the Fund, has entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with NCRAM on behalf of the Fund, pursuant to which NCRAM provides certain investment advisory services to NAM USA with respect to the Fund. NCRAM, a New York corporation with its principal office located at Two World Financial Center, Building B, New York, New York 10281, provides investment advisory services for U.S. and non-U.S. institutional clients and pooled investment vehicles. NCRAM had approximately [$XXX billion] in assets under management as of [DATE].]

Management-Related Expenses. Under the terms of the Investment Advisory Agreement, the Fund is responsible for payment of all expenses other than those specifically payable by NAM USA.

Advisory Fees. For the services of [NAM USA under the Investment Advisory Agreement, the Fund pays NAM USA a monthly advisory fee at an annual rate of 0.[65]% of the Fund’s average daily net assets].

[With respect to Class A, Class C and Class I shares of the Fund, NAM USA has agreed to waive its advisory fee and, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses), on an annualized basis, to 0.85% as a percentage of average daily net assets allocated to each such class of shares of the Fund, until [January 28, 2015]. If, within three years following a waiver, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from NAM USA are less than the expense limit for such share class, the share class is required to repay NAM USA up to the amount of fees waived or expenses reimbursed under the agreement if NAM USA or an affiliate serves as the Fund’s investment advisor at such time.]

PORTFOLIO MANAGERS

Two portfolio managers of NCRAM are primarily responsible for the management of [U.S.] High Yield Fund: [LEAD PORTFOLIO MANAGER], is the lead portfolio manager; and [OTHER MANAGER] is the other principal members of the team.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [DATE].

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
[Stephen Kotsen, CFA]

[David Crall, CFA]

Securities Ownership of Portfolio Managers. As of [DATE], the portfolio managers listed above did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. [The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus, notional stock units, and other deferrals.]

Base Salary Compensation. [Generally, the portfolio managers receive fixed salary compensation based on their duties and performance. The amount of base salary is reviewed after completion of the formal performance appraisal process. In order to appraise each portfolio manager’s performance, there is a review of his specialties and expertise, a review of his capabilities to achieve assigned duties, and a review of his management and communication skills.]

Discretionary Compensation. [In addition to base compensation, each portfolio manager may receive discretionary compensation in the form of a cash bonus, notional stock units, and other deferrals. The bonus is based on both quantitative and qualitative assessment. The quantitative assessment generally takes into account the performance of each of the portfolio manager’s accounts, as well as a peer group comparison. The performance is computed on a pre-tax basis over the average of the most recent one-year, three-year and five-year periods, compared against the benchmarks established for such accounts during the same periods. The qualitative assessment includes reviewing the portfolio manager’s overall contribution to NCRAM, focusing primarily on the contribution to the management of the investment team and to client service and marketing. Portfolio managers are also members of NCRAM’s Investment Committee, and consideration is also given to their contributions to investment discussions held by the Committee. Bonus can represent up to 100% or more of base salary. A portion of the discretionary compensation is generally cash and another portion is generally delivered through notional stock units that track the performance of the common stock of Nomura Holdings, Inc. There can also be other deferrals tied to various performance metrics.

For relatively highly paid employees, a part of the discretionary bonus compensation is deferred in accordance with the Nomura Group-wide mandatory deferral program. A portion of the deferred compensation is delivered through notional stock units that track the performance of the common stock of Nomura Holdings, Inc.]

Potential Material Conflicts of Interest. [Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include the following: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where NCRAM has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts. ]

CONTROL OF THE INVESTMENT ADVISOR AND THE SUB-ADVISOR

[NAM USA is a wholly-owned subsidiary of NAM Tokyo, which is wholly owned by Nomura Holdings, Inc. Nomura Holdings, Inc., a publicly-held company based in Tokyo, Japan, is also the parent of Nomura Securities Co., Ltd., one of the largest securities firms in Japan.]

[NCRAM is a majority-owned subsidiary of Nomura Holding America, Inc., which is wholly owned by Nomura Holdings, Inc. a publicly-held company based in Tokyo, Japan, is also the parent of Nomura Securities Co., Ltd., one of the largest securities firms in Japan.]

CODE OF ETHICS

[NAM USA and NCRAM (the Advisor and the sub-advisor), Foreside Fund Services, LLC (the Fund’s distributor), and] the Corporation have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the Fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the codes of ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Fund.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of the Corporation, NCRAM is primarily responsible for the selection of broker-dealers to execute the Fund’s portfolio transactions. In executing such transactions, it is NCRAM’s policy to seek to obtain best execution (which may or may not result in paying the lowest available brokerage commission or dealer spread). As a result, in selecting broker-dealers NCRAM takes into account many factors, including but not limited to: the execution capability of the broker-dealer; the desired timing of the trade and the broker-dealer’s ability to meet [NCRAM’s] requested speed of execution; the order size and market depth; the broker-dealer’s access to primary markets and quotation sources; the broker-dealer’s access to certain markets; the trading characteristics of the security; the creditworthiness of the broker-dealer; the financial responsibility of the broker-dealer; the ability of the broker-dealer to act on a confidential basis; the ability of the broker-dealer to act with minimal market impact; the ability of the broker-dealer to locate sources of liquidity and to effect transactions when a large block of securities is involved or where liquidity is limited; the overall responsiveness of the broker-dealer; the broker-dealer’s ability and willingness to commit capital; the broker-dealer’s trade processing and settlement capabilities; and other factors that may bear on the overall evaluation of best price and execution. In addition, the provision of research may be a consideration for certain transactions, as described below. Orders may only be placed with broker-dealers that are on NCRAM’s Approved Broker-Dealer List.

The Fund has no obligation to deal with any broker or dealer in execution of transactions in portfolio securities. NAM USA expects that, consistent with NCRAM’s policy of obtaining best execution and subject to the requirements of the 1940 Act, a portion of its portfolio transactions conducted on an agency basis may be conducted through Nomura Securities Co., Ltd. and its affiliates (“Nomura Securities”).

In placing brokerage transactions, broker-dealers may furnish NCRAM with their proprietary research. NCRAM will use this proprietary research to service all or a portion of its clients, including accounts of NCRAM affiliated entities and the Fund. Under Section 28(e) of the Securities and Exchange Act of 1934, as amended, investment managers are permitted to cause a client to pay a higher commission than another broker-dealer might have charged for research and/or brokerage services provided by the broker-dealer that provide lawful and appropriate assistance to the investment manager in the investment decision-making process or trade execution process. In such circumstances, an investment manager is deemed to have paid for such research or brokerage services with “soft dollars.” Soft dollars will be used within the safe harbor created by Section 28(e).

Debt and debt related securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis without a stated commission but at prices reflecting a dealer spread. Debt and debt related securities may also be purchased from underwriters at prices that include underwriting fees. Because of this pricing structure, NCRAM does not direct debt and debt related transactions to particular broker-dealers for soft dollars. However, when selecting a broker-dealer for an equity transaction, NCRAM may take into account the value of proprietary research services provided by the broker-dealer, as long as such consideration does not jeopardize the objective of seeking best execution. These so-called soft dollar arrangements are designed to augment the internal research and investment strategy capabilities of NCRAM. Broker-dealers may provide NCRAM with proprietary research through written reports, telephone contracts, and meetings with security analysts, data disks or on-line data links. The written reports typically contain recommendations of brokerage research analysts and monetary and economic data prepared by brokerage research departments. The data links may furnish analytical services.

When NCRAM uses Fund commissions to obtain research and brokerage services, NCRAM obtains a benefit because it does not have to produce or pay for the research and services. NCRAM also has an incentive to select broker-dealers based on its interest in receiving the research or other products or services, rather than based on its clients’ best interests in receiving the most favorable execution. However, NCRAM believes that it is able to negotiate costs on client transactions that are competitive and consistent with its policy to seek best execution. To the extent that soft dollars or the equivalent are earned with respect to a transaction made on behalf of a client, such research or other products or services received will not always be used by or for the benefit of the specific client that pays the brokerage commission used to obtain such research. NCRAM currently has not entered into soft dollar arrangements where the broker-dealer provides it with third-party research and/or services.

Transactions with Affiliates

Because of its affiliation of Nomura Securities, the Fund is prohibited from engaging in certain transactions involving Nomura Securities absent an exemptive order under the 1940 Act. Without such an order, the Fund is prohibited from engaging in portfolio transactions with Nomura Securities acting as principal. In addition, the Fund is subject to limitations in purchasing securities in offerings in which Nomura Securities participates as an underwriter and may only effect such transactions in accordance with Rule 10f-3 under the 1940 Act.

Nomura Securities may serve as the Fund’s broker in transactions conducted on an exchange and in OTC transactions conducted on an agency basis in accordance with Rule 17e-1 adopted under the 1940 Act.

Trade Allocation

The same security may often be held in the portfolio of the Fund and another Nomura Fund or account managed by NCRAM. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment advisor, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Nomura Funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed by NCRAM to be appropriate and equitable to the respective Nomura Fund or investment account. In some cases, adherence to these procedures could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions and prices for the Fund.

Compensation Paid

The Fund may pay compensation, including both commissions and spreads, in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by the Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

[NAM USA and NCRAM] effect portfolio transactions without regard to holding period, if, in their judgment, such transactions are advisable in light of a change in circumstance in general market, economic or financial conditions. As a result of these investment policies, the Fund may engage in a substantial number of portfolio transactions.

PORTFOLIO HOLDINGS

Information regarding the Fund’s disclosure of portfolio information is contained in the Prospectus. Disclosures are made on the Corporation’s website at www.nomurapartnersfunds.com. In order to help ensure that portfolio holdings information is provided in a manner that is in the best interest of the Fund’s shareholders, the Corporation’s Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings, as described below. The policies and procedures are intended to prevent the misuse of material non-public information regarding portfolio holdings. The Board provides oversight of compliance with the policies and procedures adopted or approved by the Corporation, [NAM USA, NCRAM,] the administrator, the distributor, the transfer agent, [Foreside Compliance Services, LLC (the Corporation’s compliance services provider), and Foreside Management Services, LLC] (the Corporation’s treasury services provider).

Public portfolio holdings information may be provided to independent third-party fund reporting services (e.g., Lipper or Morningstar). Such information shall be delivered at the same time it is filed with the SEC or no earlier than the date such information is posted on the website as described in the Prospectus. In order to deliver the information earlier, the Fund must obtain the prior written approval of [NAM USA and NCRAM]. In addition, the reporting service, by agreement, would need to keep the information confidential and not to trade on such information. Between regular Board meetings, the release of non-public portfolio securities holding information requires the approval of the Chairman of the Board of Directors or a Director of the Corporation. Such approval, if any, is reported to the full Board and the Corporation’s Chief Compliance Officer, with an explanation as to why the release of such information was in the best interests of the Fund’s shareholders.

The Fund may distribute portfolio holdings information to due diligence departments of broker-dealers, wirehouses and other financial institutions (“Financial Intermediaries”) that regularly analyze the portfolio holdings of mutual funds before their public disclosure, provided that (a) the recipient agrees not to distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund’s shares, (b) the recipient agrees not to use the information for investment or trading purposes and (c) the recipient signs a written confidentiality agreement. Pursuant to the Corporation’s policies and procedures, except as provided above, the Fund’s portfolio holdings information may not be released prior to the information becoming public. The policy prohibiting the selective disclosure of portfolio holdings applies to all categories of persons, including individual investors, institutional investors, the Fund’s distributor, intermediaries that distribute the Fund’s shares, third-party service providers, rating and ranking organizations and the Fund’s affiliates. Certain limited exceptions (noted above and below) have been approved by the Board of Directors. In addition, the Corporation has adopted and approved policies and procedures, including a Code of Ethics and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise. As part of its oversight, the Board receives reports from the Corporation’s Chief Compliance Officer regarding the Fund’s and its service providers’ compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved.

Material non-public information regarding portfolio holdings may be provided as part of the necessary day-to-day operation of the Fund to certain entities on a confidential basis. These entities must either have an explicit agreement to, or by virtue of its respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and may not trade on such information except as necessary in providing services to the Fund. Accordingly, the Fund, on an ongoing periodic basis may disclose non-public portfolio holdings information (on a confidential basis) to the following entities or persons (with the noted frequency and, if applicable, lag time):

The Corporation’s Board	(Quarterly: at least 15 days after the period)
The Fund’s Advisor and Sub-Advisor	(Daily)
The Fund’s Transfer Agent	(Daily)
The Fund’s Distributor	(Quarterly: at least 15 days after the period)
The Fund’s Administrator, Custodian and securities lending agent (if any)	(Daily)
The Fund’s independent registered public accounting firm, [BBD, LLP]	(Annually and Semi-annually: the first business day after the end of the period; other days within period under audit as required by scope of audit: after the end of the fiscal period)
The Fund’s legal counsel, Davis Polk & Wardwell LLP	(Quarterly: at least 15 days after the period)
The Fund’s Compliance Services Provider	(Daily)
The Fund’s Treasury Services Provider	(Daily)
[Ernst & Young, LLP, consultant to NAM USA relating to passive foreign investment company status of investments]	(Three times a year)

The Corporation believes each of the foregoing recipients, pursuant to contractual or fiduciary obligations, is required to keep all non-public information confidential and is prohibited from trading based on the information, except as necessary in providing services to the Fund.

When engaged in purchasing, selling or lending Fund securities, the Fund may disclose certain information about one or more of the security positions it owns. Although the Fund does not have separate non-disclosure agreements with each of these trading entities or lending agents, they will cease doing business with any entity believed to be misusing the information.

None of the Fund, [NAM USA, NCRAM] or their respective affiliates receive any compensation or other consideration with respect to disclosures of portfolio holdings. If [NAM USA or NCRAM] or any affiliate desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Corporation’s SAI.

There can be no assurance that the Corporation’s policies and procedures with respect to the selective disclosure of Fund portfolio holdings information will prevent the misuse of such information by individuals or firms that receive such information.

THE DISTRIBUTOR

THE DISTRIBUTOR

The Corporation and [Foreside Fund Services, LLC (the “Distributor” or “Foreside”)] are parties to a Distribution Agreement, whereby the Distributor acts as principal underwriter for the Fund’s Class A, Class C and Class I shares (the “Distribution Agreement”). The Distributor may receive compensation under the Distribution Agreement for distribution of Fund shares. Pursuant to the Distribution Agreement, the Fund pays a distribution services fee to the Distributor. Pursuant to an agreement between the [Distributor and NAM USA, NAM USA] has also agreed to compensate and reimburse the Distributor for its provision to the Fund of any distribution services for which the Fund is not authorized to compensate and reimburse the Distributor. The Distributor has its principal business offices at Three Canal Plaza, Suite 100, Portland, ME 04101.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Directors who are not parties to such Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Directors of the Corporation or, with respect to the Fund, by a majority of the outstanding shares of the Fund or by the Distributor, upon not less than 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Fund or its respective shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Class A and Class C Shares (All Funds)

[The distribution plan for the Fund’s Class A shares (the “Plan”) provides that the Fund pays the Distributor a distribution and shareholder servicing fee of up to 0.25%, paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to shares of the relevant class. This fee compensates the Distributor, selected securities dealers or other financial intermediaries (including a NAM affiliate dealer) (pursuant to a sub-agreement) for distribution and shareholder servicing activities with respect to Class A shares.

The distribution plan for the Fund’s Class C shares (the “Plan”) provides that the Fund pays the Distributor a shareholder servicing fee of up to 0.25%, paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to shares of the relevant class. This fee compensates the Distributor, selected securities dealers or other financial intermediaries (pursuant to a sub-agreement) for shareholder servicing activities with respect to Class C shares.

The Plan for the Class C shares also provides that the Fund pays the Distributor a distribution fee of up to 0.75%, paid monthly, at an annual rate based on the average daily net assets of the Fund attributable to the Class C shares. This fee compensates the Distributor, selected securities dealers or other financial intermediaries (including affiliates of the Adviser) (pursuant to a sub-agreement) for providing distribution services and bearing certain distribution-related expenses of the Fund, including payments to financial advisors or other financial intermediaries for selling Class C shares of the Fund. The distribution fee for Class C shares may also be used to finance the costs of advancing brokerage commissions to investment representatives.

Each Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of a Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving each Plan in accordance with Rule 12b-1, those Directors of the Corporation who are not considered “interested,” as defined in the 1940 Act (the “Independent Directors”) concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders.

Each Plan provides that, so long as the Plan remains in effect, the Independent Directors then in office will select and nominate other Independent Directors. Each Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or, with respect to the Fund, by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders. All material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserves copies of each Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

Among other things, each Plan provides that the Directors will review quarterly reports of the shareholder servicing and/or distribution fees paid to the Distributor. Payments under the Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration quarterly. Distribution-related revenues consist of shareholder servicing fees, distribution fees and contingent deferred sales charges (“CDSCs”). Distribution-related expenses consist of, among other things, financial advisor compensation, selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. The distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel of financial intermediaries may receive different compensation for selling different classes of shares.

The Corporation may enter into written agreements relating to the implementation of the Plans (“Related Agreements”), provided that such agreements have been approved by the Board. Effective December 22, 2008, the Corporation and Foreside have entered into the Distribution Agreement, which constitutes a Related Agreement under Plans relating to the Class A and Class C shares. Pursuant to this Agreement, Foreside performs (directly or through third parties) distribution, promotional, marketing, and shareholder services for the Fund.]

PAYMENTS TO INTERMEDIARIES

[NAM USA and/or its affiliates] may compensate intermediaries that distribute shares of the Fund or service investors in the Fund or, at the discretion of a retirement plan’s named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, access to an intermediary’s personnel, and other factors. In addition to such payments, NAM USA and/or its affiliates may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’ personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. NAM USA and/or its affiliates anticipate that payments will be made to multiple intermediaries, including broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and FINRA rules and other applicable laws and regulations, NAM USA and/or its affiliates may pay or allow other incentives or payments to intermediaries.

Some payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class over others offered by competing fund families. Payments for these purposes made by NAM USA or an affiliate from their own resources may vary. Certain of the payments may be offset by 12b-1 fees. It is expected that NAM USA or an affiliate will make payments to these and other intermediaries for similar purposes in the future.

In addition to the sales charges, 12b-1 fees and shareholder service fees, NAM USA and its affiliates may out of their own resources pay additional cash or non-cash incentives to financial intermediaries to encourage the sale of the Fund’s shares. These payments may create an incentive for your financial intermediary to sell and recommend certain investment products, including the Fund, over other products for which it may receive less compensation. You may contact your financial intermediary if you want information regarding the payments it receives.

These additional payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; payments for the sale of shares; payments for shareholder servicing; CUSIP fees; NSCC Account fees; maintenance fees; set-up fees regarding establishment of new accounts; and occasional meals, entertainment, tickets to sporting or other events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

The payments may be a fixed dollar amount and/or based on a percentage of the value of shares sold to or held by customers of the intermediary involved and may differ from intermediary to intermediary. Although the individual components may be higher and the total payments made to each qualifying firm in any given year may vary, additional payments may but are not normally expected to exceed (a) 0.25% of the current year’s Fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. [No payments have been made with respect to the Fund.]

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the financial intermediaries that NAM USA anticipates will receive payments from NAM USA and its affiliates include:]

[Ameriprise Financial Services, Inc.

LPL Financial LLC

Merrill Lynch Pierce Fenner & Smith, Inc.

First Data Services, Inc.

Morgan Stanley Smith Barney LLC

Citigroup Global Markets Inc.

Raymond James Financial Services, Inc.

Raymond James & Associates, Inc.

UBS Financial Services, Inc.

First Clearing, LLC

Wells Fargo Advisors, LLC

Wells Fargo Investments, LLC

Charles Schwab & Co., Inc.

Fidelity Investments Institutional Operations Company, Inc.

National Financial Services, LLC

Fidelity Brokerage Services LLC

Pershing LLC

Vanguard Brokerage Services]

THE OPERATIONS SERVICES AGENT

[NAM USA serves as the operations services agent for the Corporation, pursuant to an Operation Services Agreement. Pursuant to this agreement, NAM USA provides management services to the Corporation, to oversee and administer its day-to-day operations. NAM USA receives no fees pursuant to the Operations Services Agreement, but may be reimbursed for reasonable out-of-pocket expenses incurred in carrying out its duties as operations services agent.]

THE TRANSFER AGENT

[Boston Financial Data Services, Inc., located at 30 Dan Road, Canton, MA 02021, serves as the Corporation’s transfer and dividend-paying agent (the “Transfer Agent”) pursuant to a Transfer Agency and Services Agreement and performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.]

THE CUSTODIAN

[State Street Bank and Trust Company (the “Custodian”) serves as the Corporation’s custodian pursuant to a Master Custodian and Accounting Services Agreement. The Custodian has its principal business offices at 4 Copley Place, 5th Floor, CPH – 0326, Boston, MA 02116. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. ]

THE ADMINISTRATOR

General. [State Street Bank and Trust Company (the “Administrator”) serves as the Corporation’s administrator pursuant to an administration agreement. The Administrator has its principal business offices at 4 Copley Place, 5th Floor, CPH-0326, Boston, MA 02116. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.]

Administration Agreement with the Corporation. The Corporation and the Administrator have entered into the Administration Agreement whereby the Administrator provides, or arranges for the provision of, certain administrative and accounting services for the Fund, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or non-performance of its duties under the Administration Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of the Administrator, its officers or employees. The Administrator’s liability is limited to an amount agreed upon between the Administrator and the Corporation.

For its services, the Administrator will receive fees from the Fund calculated daily and paid monthly at an annual rate of [0.10]% of average daily net assets with reductions as average daily net assets increase to certain levels and subject to certain minimum requirements. The Administrator will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. The Administrator or its affiliates do not pay any Fund fees, expenses or costs.

COMPLIANCE SERVICES

[Under the Amended and Restated Compliance Services Agreement (the “Compliance Agreement”) with the Corporation and subject to approval by the Board, Foreside Compliance Services, LLC (“FCS”) provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Corporation, as well as certain additional compliance support functions (“Compliance Services”), and Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer (“PEO”) and a Principal Financial Officer (“PFO”) to the Corporation. FCS and FMS are each an affiliate of the Fund’s Distributor. Neither the Distributor, FCS or FMS, nor any of their officers or employees who serve as an officer of the Fund, has any role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund. Certain officers or employees of FCS and FMS are also officers of the Fund. The PEO, an officer of the Fund, is a control affiliate and an officer of the Distributor.

For making available the PEO, CCO, AMLCO, and PFO and for providing the Compliance Services under the Compliance Agreement, FCS and FMS receives a fee from the Corporation, on behalf of its series, of $[382,500] per annum. FCS and FMS also receive reimbursement for out-of-pocket expenses and employee time associated with certain matters.

The Compliance Agreement with respect to the Corporation continues in effect until terminated, subject to annual renewal. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Corporation or by FCS and FMS with respect to the Corporation on 60 days’ written notice to the other party. ]

Under the Compliance Agreement, FCS and FMS are not liable to the Corporation or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and FMS and their officers, directors and employees are indemnified by the Fund against any and all claims and expenses related to FCS’ or FMS’ actions or omissions, except for any act or omission resulting from FCS’ or FMS’ willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

For the fiscal years ended September 30, 2011, 2010 and 2009, the amount charged to the Corporation by FCS and FMS aggregated $407,817, $339,213, and $272,562, respectively.1

[1]

Amounts cited do not include payments made by or on behalf of Nomura Global Alpha Equity Fund, which was liquidated in 2011. For the fiscal years ended 2011, 2010, 2009, Nomura Global Alpha Equity Fund paid FCS and FMS $32,428, $30,156, and $21,260, respectively, pursuant to the Compliance Agreement. [Amounts cited do not include payments made by or on behalf of U.S. High Yield Fund, which had not at that time commenced operations.]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As of the date of this SAI, U.S. High Yield Fund has not commenced operations. Upon becoming available, the financial highlights of the Fund will be included in the Fund’s Prospectus and will be incorporated by reference in this SAI in reliance upon the report of [                    ,] independent registered public accountants, given on the authority of that firm as experts in accounting and auditing. [                    ,] will audit the financial statements of the Fund. Upon becoming available, the Financial Statements for the fiscal year ended September 30, 2013, will be included in the Corporation’s Annual Report to Shareholders dated September 30, 2013, and will be incorporated by reference in this SAI.

LEGAL COUNSEL

Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, New York 10017, serves as legal counsel for the Corporation, its series and the Independent Directors.

PURCHASE AND REDEMPTION OF SHARES

Additional Information About Opening an Account/Minimum Balances

Shareholders should maintain a share balance worth at least $1,000 ($500 for fiduciary/custodial accounts such as IRAs), which amount may be changed by the Board. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts such as IRAs).

The Fund reserves the right, following 90 days’ written notice to applicable shareholders, to:

•	assess an annual $20 charge (paid to the Fund) for any non-fiduciary/custodial account without a systematic investment plan (“SIP”) in place and a balance of less than $1,000; and

•

redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $500 are subject to automatic redemption following 90 days’ written notice to applicable shareholders. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Additional Information About Making Subsequent Investments

Subsequent purchase orders for a minimum of $250 and a maximum of $25,000 may be placed by telephone, etc., by established shareholders. Orders placed in this manner may be directed as described in the Corporation’s Prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three (3) business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser’s request, the purchaser will be responsible for any loss incurred by the Fund or the Distributor by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the Distributor for the loss incurred. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Checks

A certified check is not necessary, but checks for $50 or more are accepted subject to collection at full face value in United States funds and must be drawn on, or payable through, a United States bank.

If shares of the Fund are purchased by a check that proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the Distributor by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the Distributor for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in the Fund.

Wire Transfer of Federal Funds

To obtain the NAV determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the NYSE (normally 4 p.m., Eastern Time).

Share Price

Purchases will be filled without sales charge at the NAV next computed after receipt of the application in good order. NAV normally will be computed for each class as of the close of regular trading on each day during which the NYSE is open for trading. Orders received after the close of regular trading on the NYSE will be executed at the next day’s NAV. If the order has been placed by a member of FINRA, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to the Transfer Agent by the close of regular trading on the NYSE.

Share Certificates

Due to the desire of the Fund to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder’s possession may be sent to the Transfer Agent for cancellation and credit to such shareholder’s account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

The Corporation may authorize certain members of FINRA to accept purchase and redemption orders for the Fund’s shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund’s behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund’s NAV next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized FINRA member, that member may, at its discretion, charge a fee for that service. The Board has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board may suspend or terminate the offering of shares of the Fund at any time for any reason.

The tax identification number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days’ notice, to redeem all shares in accounts without a correct certified social security or other tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Fund may issue shares at NAV in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

How To Exchange Shares

You can exchange your Class A, Class C and Class I shares for shares of the same Class of other Nomura Funds at NAV by having your financial advisor process your exchange request or by contacting the Transfer Agent directly. You may exchange Class S shares of The Japan Fund for Class A shares of another Fund. Class A shares you receive in exchange for Class S shares may not be exchanged again for Class S shares unless (i) the original exchange of the Class S shares for the Class A shares occurred within 90 days of the requested exchange of Class A shares for Class S shares and (ii) you are a Class S shareholder at the time of the requested exchange from Class A to Class S shares. A share exchange (other than a same fund exchange) is a taxable event for federal income tax purposes. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial advisor for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. You may be required to pay the difference in sales charge if purchasing the shares of another Nomura Fund. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Shares exchanged between Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under “Special Redemption and Exchange Information — Redemption Fee.”

Special Redemption and Exchange Information

Redemption Fee

Class A, Class C and Class I shares redeemed within 30 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is retained by the Fund from which you are redeeming shares (including redemptions by exchange), and is intended to deter short-term trading and offset the trading costs, market impact and other costs associated with short-term trading in and out of the Fund and to facilitate portfolio management. The 2.00% fee directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The fee is not a deferred sales charge, is not a commission paid to [NAM USA or NCRAM], and does not benefit NAM USA or its affiliates in any way. The Fund reserves the right to waive the 2.00% redemption fee on a case-by-case basis. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The 2% redemption fee will not be charged on transactions involving the following:

•	Total or partial redemptions of shares of the Fund held for 30 days or more;

•	Total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to track and process the redemption fee;

•

Total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to track and process the redemption fee or require waiver of redemption fees as a condition for inclusion in the program;

•

Total or partial redemptions of shares invested through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Code (including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans) where the shares are held within omnibus accounts maintained by a retirement plan sponsor or record keeper that has a written agreement to provide data to assist the Fund in monitoring for excessive trading;

•	Total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the Fund;

•

Total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account, or all registered shareholders of the Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by the Transfer Agent of appropriate written instructions and documentation satisfactory to the Transfer Agent or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

•	Total or partial redemptions of shares acquired though reinvestment of dividends or distributions;

•	Total or partial redemptions of shares by registered management investment companies that have an agreement with NAM USA or the Distributor for that purpose;

•

Redemptions initiated by the Fund (e.g., upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information); or

•	Total or partial redemptions by the Fund of its investment in another Fund made in connection with a rebalancing of its investments.

However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. In determining whether the minimum 30-day holding period has been met, only the period during which you have held shares of the Fund is counted. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the fee, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders. The Fund reserves the right to modify the terms of or to eliminate any of these exceptions to the redemption fee at any time.

Redemptions by Telephone

Shareholders currently receive the right to redeem by telephone up to $100,000 to their address of record. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a) NEW INVESTORS who wish to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return an account application, including the designation of a bank account to which the redemption proceeds are to be sent (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder’s name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

Telephone redemption is not available with respect to shares represented by share certificates. This option is also not available for fiduciary accounts (i.e., IRA, Roth IRA, etc.).

If a request for redemption to a shareholder’s bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder’s account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Fund employs procedures, including recording telephone calls, testing a caller’s identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted for fifteen (15) business days following their purchase.

Redemptions by Mail

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

It is suggested that shareholders holding shares registered in other than individual names contact the Fund’s Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and the Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

The requirements for IRA redemptions are different from those for regular accounts. For more information, call 1-800-535-2726.

Redemptions-in-Kind

In the event the Fund’s management determines that substantial distributions of cash would have an adverse effect on the Fund’s remaining shareholders, the Fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund’s NAV. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. The tax consequences to a redeeming shareholder are the same whether the shareholder receives cash or securities in payment for his or her shares.

If redemption payment is made in portfolio securities, the redeeming shareholder may incur brokerage commissions and applicable taxes in converting those securities into cash. In addition, the conversion of securities into cash may expose the shareholder to stock market risk and currency exchange risk.

If a shareholder receives portfolio securities upon redemption of Fund shares, they may request that such securities either (1) be delivered to their designated agent, or (2) be liquidated on their behalf and the proceeds of such liquidation (net of any brokerage commissions, fees and applicable taxes) remitted to them.

Other Information

All redemption requests must be directed to the Transfer Agent. Redemption requests that are delivered to the Fund rather than to the Transfer Agent will be forwarded to the Transfer Agent, and processed at the next calculated NAV after receipt by the Transfer Agent.

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and redemption fees and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by: the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or

•	the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to the Transfer Agent.

The value of shares redeemed or repurchased may be more or less than the shareholder’s cost depending on the NAV at the time of redemption or repurchase. Other than the 2% redemption fee described above, the Fund does not impose a redemption or repurchase charge. Redemption of shares may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See “Taxes”).

Shareholders who wish to redeem shares from special plan accounts should contact the employer, trustee or custodian of the Plan for the requirements.

Distribution Options

Investors have freedom to choose whether to receive cash or to reinvest any dividends (whether from net investment income or from realized capital gains) in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-535-2726 or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing NAV determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund. Investors who choose to reinvest dividends will be treated for U.S. federal income tax purposes as if they had received such dividends and purchased additional shares. See “Taxes.”

Investors may also have dividends automatically deposited to their predesignated bank account. Investors choosing to participate in the Fund’s Systematic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends is required.

Reports to Shareholders

The Corporation issues to shareholders unaudited semi-annual financial statements and annual financial statements audited by the Fund’s registered independent public accounting firm, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-535-2726.

Special Plan Accounts

Detailed information on the investment plans described below, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the “IRS”) requirements, may be obtained by contacting Nomura Partners Funds, Inc., c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 or by calling toll free, 1-800-535-2726. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax advisor with respect to the suitability requirements and tax aspects thereof.

Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs depending on the provisions of the relevant plan or IRA.

None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Systematic Withdrawal Plan

Non-retirement plan shareholders with an Account Balance of at least $5,000 may establish a Systematic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $100 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. If no date is specified, the withdrawal will automatically occur on the fifteenth day of the month or, if such day in not a business day, on the prior business day and are paid promptly thereafter. Each payment under this systematic withdrawal is funded through the redemption of the shareholder’s Fund shares. The check amounts may be based on the redemption of a fixed dollar amount or fixed share amount. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment, and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain medallion signature guarantee(s) as described under “How to Purchase, Exchange and Redeem Shares–Signature Guarantees” in the Prospectus. Any such requests must be received by the Transfer Agent 10 days prior to the date of the first systematic withdrawal. A Systematic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

A Systematic Withdrawal Plan request form can be obtained by calling 1-800-535-2726.

Automatic Investment Plan

Shareholders may arrange to make periodic investments through automatic deductions from their bank accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum initial investment is $500. The minimum subsequent investment is $50.

The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low, the investor will purchase more shares than when the share price is higher. Over a period of time, this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home. Shareholders may designate which day they want the automatic investment to be processed. If no date is specified, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through the Automatic Investment Plan. In this case, the minimum initial investment is $500.

The Fund reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder’s account in the event that regular investments to the account cease before the $1,000 minimum is reached.

TAXES

The following is a description of the material U.S. federal income tax considerations affecting the Fund and the material U.S. federal income tax consequences of owning and disposing of shares. The discussion below provides general tax information related to an investment in shares, but this discussion does not purport to be a complete description of the U.S. federal income tax consequences of an investment in the shares. It is based on the Code and Treasury regulations thereunder and administrative pronouncements, all as of the date hereof, any of which is subject to change, possibly with retroactive effect. In addition, it does not describe all of the tax consequences that may be relevant in light of a shareholder’s particular circumstances, including alternative minimum tax consequences and tax consequences applicable to shareholders subject to special tax rules, such as certain financial institutions; dealers or traders in securities who use a mark-to-market method of tax accounting; persons holding shares as part of a hedging transaction, wash sale, conversion transaction or integrated transaction or persons entering into a constructive sale with respect to the shares; entities classified as partnerships or other pass-through entities for U.S. federal income tax purposes; real estate investment trusts; insurance companies; U.S. holders (as defined below) whose functional currency is not the U.S. dollar; or tax-exempt entities, including “individual retirement accounts” or “Roth IRAs.” Unless otherwise noted, the following discussion applies only to a shareholder that holds shares as a capital asset and is a U.S. holder. A “U.S. holder” is a holder who, for U.S. federal income tax purposes, is a beneficial owner of shares and is (i) an individual who is a citizen or resident of the United States; (ii) a corporation, or other entity taxable as a corporation, created or organized in or under the laws of the United States, any state therein or the District of Columbia; (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source; or (iv) a trust if it (x) is subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (y) has a valid election in effect under applicable United States Treasury regulations to be treated as a U.S. person. Tax laws are complex and often change, and shareholders should consult their tax advisors about the U.S. federal, state, local or non-U.S. tax consequences of an investment in the Fund.

Taxation of the Fund

The Fund intends to elect to be treated as, and to qualify in each taxable year as, a regulated investment company (a “RIC”) under Subchapter M of the Code. To qualify as a RIC for any taxable year, the Fund must, among other things, satisfy both an income test and an asset test for such taxable year. Specifically, (i) at least 90% of the Fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”) and (ii) the Fund’s holdings must be diversified so that, at the end of each quarter of such taxable year, (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested (x) in securities (other than U.S. government securities or securities of other RICs) of any one issuer, (y) in securities of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or (z) in securities of one or more “qualified publicly traded partnerships.” The Fund’s share of income derived from a partnership other than a “qualified publicly traded partnership” will be treated as Qualifying RIC Income only to the extent that such income would have constituted Qualifying RIC Income if derived directly by the Fund. A “qualified publicly traded partnership” is generally defined as an entity that is treated as a partnership for U.S. federal income tax purposes if (i) interests in such entity are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) less than 90% of its gross income for the relevant taxable year consists of Qualifying RIC Income. The Code provides that the Treasury Department may by regulation exclude from Qualifying RIC Income foreign currency gains that are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). The Fund anticipates that, in general, its foreign currency gains will be directly related to its principal business of investing in stock and securities.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its “investment company taxable income” and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to its shareholders (including amounts that are reinvested in additional shares of the Fund, as described below), provided that it distributes on a timely basis with respect to each taxable year at least 90% of its “investment company taxable income” (determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income for such taxable year. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gain and with certain other adjustments. The Fund intends to distribute all or substantially all of its “investment company taxable income,” net tax-exempt interest income (if any) and net capital gain on an annual basis. Any taxable income, including any net capital gain, that the Fund does not distribute to its shareholders in a timely manner will be subject to U.S. federal income tax at regular corporate rates.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to its shareholders. If the Fund makes such an election, each shareholder will be required to report its share of such undistributed net capital gain as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gain as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each shareholder will be entitled to increase the adjusted tax basis of its shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a taxable year.

A RIC will be subject to a nondeductible 4% excise tax on certain amounts that it fails to distribute during each calendar year. In order to avoid this excise tax, a RIC must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For purposes of determining whether the Fund has met this distribution requirement, (i) certain ordinary gains and losses that would otherwise be taken into account for the portion of the calendar year after October 31 will be treated as arising on January 1 of the following calendar year and (ii) the Fund will be deemed to have distributed any income or gains on which it paid U.S. federal income tax. The Fund intends generally to make distributions sufficient to permit it to avoid the imposition of this excise tax, but there can be no assurance in this regard.

If the Fund failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a RIC. If the Fund fails to satisfy the income test or diversification test described above, however, it may be able to avoid losing its status as a RIC by timely providing notice of such failure to the Internal Revenue Service, curing such failure and possibly paying an additional tax.

Some of the investments that the Fund is expected to make, such as investments in debt securities that are treated as issued with original issue discount, will cause the Fund to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. Because the distribution requirements described above will apply to this income, the Fund may be required to borrow money or dispose of securities at times when it would be disadvantageous to do so in order to make the relevant distributions.

If the Fund utilizes leverage through the issuance of preferred shares or borrowings, it will be prohibited from declaring a distribution or dividend if it would fail the applicable asset coverage test(s) under the 1940 Act after the payment of such distribution or dividend. In addition, certain covenants in credit facilities or indentures may impose greater restrictions on the Fund’s ability to declare and pay dividends on shares. Limits on the Fund’s ability to pay dividends on shares may prevent the Fund from meeting the distribution requirements described above, and may therefore jeopardize the Fund’s qualification for taxation as a RIC and subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Certain of the Fund’s investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash and (vii) produce income that will not constitute Qualifying RIC Income. The application of these rules could cause the Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Fund’s status as a RIC. The Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions. Moreover, there may be uncertainty as to the appropriate treatment of certain of the Fund’s investments for U.S. federal income tax purposes. In particular, the U.S. federal income tax treatment of investments in debt securities that are rated below investment grade is uncertain in various respects.

Distributions

Distributions of the Fund’s ordinary income and net short-term capital gains will generally be taxable to the shareholders as ordinary income to the extent such distributions are paid out of the Fund’s current or accumulated earnings and profits, as determined for U.S. federal income tax purposes. Distributions (or deemed distributions, as described above), if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned shares. The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of the taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the current and accumulated earnings and profits of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital that will be applied against and reduce the shareholder’s basis in its shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in its shares, the excess will be treated as gain from a sale or exchange of the shares.

It is expected that a very substantial portion of the Fund’s income will consist of ordinary income. For example, interest and original issue discount derived by the Fund will constitute ordinary income. In addition, gain derived by the Fund from the disposition of debt securities with “market discount” (generally, securities purchased by the Fund at a discount to their stated redemption price) will be treated as ordinary income to the extent of the market discount that has accrued, as determined for U.S. federal income tax purposes, at the time of such disposition unless the Fund makes an election to accrue market discount on a current basis. In addition, as discussed above, certain of the Fund’s investments will be subject to special U.S. federal income tax provisions that may affect the character, increase the amount and/or accelerate the timing of distributions to shareholders.

Dividends distributed by a RIC to a corporate shareholder will qualify for the dividends-received deduction only to the extent that the dividends consist of distributions of qualifying dividends received by the RIC. In addition, any such dividends-received deduction will be disallowed or reduced if the corporate shareholder fails to satisfy certain requirements, including a holding period requirement, with respect to its shares of the RIC. Distributions of “qualified dividend income” to an individual or other non-corporate shareholder made or deemed made by a RIC during a taxable year of such shareholder beginning before January 1, 2013, will be treated as “qualified dividend income” to such shareholder and will be taxed at long-term capital gain rates, provided the shareholder satisfies the applicable holding period and other requirements. It is unclear whether any legislation will be enacted that would extend this treatment for taxable years beginning on or after January 1, 2013. “Qualified dividend income” generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Given the Fund’s investment strategy, it is not expected that a large portion of the distributions made by the Fund will be eligible for the dividends-received deduction or the reduced rates applicable to “qualified dividend income.”

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund. Shareholders electing to reinvest distributions in additional shares will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months, and paid during the following January, will be treated as having been distributed by the Fund (and received by shareholders) on December 31 of the year in which declared.

The Fund intends to distribute all or a portion of its investment company taxable income on a monthly basis to shareholders, and will distribute its net capital gain, if any, annually. Distributions by the Fund will result in a reduction in the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at that time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

Sale, Redemption or Other Disposition of Shares

A shareholder may recognize capital gain or loss on the sale, redemption or other disposition of shares. The amount of the gain or loss will be equal to the difference between the amount realized (that is, the amount of cash or the fair market value of other property received by the shareholder) and the shareholder’s adjusted tax basis in the relevant shares. Such gain or loss generally will be a long-term gain or loss if the shareholder’s holding period for such shares is more than one year. Under current law, net capital gains recognized by non-corporate shareholders are generally subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income.

Losses realized by a shareholder on the sale, redemption or other disposition of shares held for six months or less will be treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or deemed received, as discussed above) with respect to such shares. In addition, no loss will be allowed on a sale or other disposition of shares if the shareholder acquires (including pursuant to the shareholder’s election to reinvest distributions in additional shares of the Fund), or enters into a contract or option to acquire, shares within 30 days before or after the disposition. In such a case, the basis of the securities acquired will be adjusted to reflect the disallowed loss.

An exchange of the Fund’s shares for shares of another Nomura Fund will generally be treated as a sale of the Fund’s shares. A shareholder who receives securities upon redeeming his or her shares will have an initial tax basis in such securities equal to their fair market value on the redemption date. A shareholder who subsequently sells any securities received pursuant to a redemption will recognize taxable gain or loss to the extent that the proceeds from such sale are greater or less than his or her tax basis in such securities.

Under U.S. Treasury regulations, if a shareholder recognizes losses with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Internal Revenue Service Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding and Information Reporting

Information returns will be filed with the Internal Revenue Service (the “IRS”) in connection with payments on the shares and the proceeds from a sale or other disposition of the shares. A shareholder will be subject to backup withholding on all such payments if it fails to provide the payor with its correct taxpayer identification number (generally on an IRS Form W-9) and to make required certifications or otherwise establish an exemption from backup withholding. Corporate shareholders and certain other shareholders generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld pursuant to these rules may be credited against the applicable shareholder’s U.S. federal income tax liability, and may entitle the shareholder to a refund, provided the required information is timely furnished to the IRS.

Non-U.S. Shareholders

For purposes of this discussion, a “non-U.S. shareholder” is a shareholder that is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes. The discussion below does not apply to a non-U.S. shareholder who is a nonresident alien individual and is present in the United States for 183 days or more during the taxable year or to a non-U.S. shareholder who is an expatriate. Such non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund. The discussion below also assumes that a non-U.S. shareholder’s ownership of shares in the Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States.

Distributions of “investment company taxable income” will generally be subject to a U.S. federal withholding tax at a rate of 30% (or a lower rate under an applicable treaty). Subject to the satisfaction of certain requirements, this withholding tax was not imposed on dividends paid by a RIC in its taxable years beginning before January 1, 2012 to the extent that the underlying income out of which the dividends were paid consisted of U.S.-source interest income or short-term capital gains that would not have been subject to U.S. withholding tax if received directly by a non-U.S. shareholder (“interest-related dividends” and “short-term capital gain dividends,” respectively). It is unclear whether any legislation will be enacted that would reinstate this exemption from withholding.

A non-U.S. shareholder will generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale, redemption or other disposition of shares of the Fund.

Information returns will be filed with the IRS in connection with certain payments on the shares and may be filed in connection with payments of the proceeds from a sale or other disposition of shares. A non-U.S. shareholder may be subject to backup withholding on net capital gain distributions that are otherwise exempt from withholding tax or on distributions that would otherwise be subject to withholding tax at a reduced treaty rate if such non-U.S. shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption. Backup withholding is not an additional tax. Any amounts withheld pursuant to the backup withholding rules will be allowed as a credit against the non-U.S. shareholder’s U.S. federal income tax liability, if any, and may entitle the non-U.S. shareholder to a refund, provided that the required information is furnished to the IRS on a timely basis.

In order to qualify for an exemption from U.S. backup withholding and to qualify for a reduced rate of U.S. withholding tax on Fund distributions pursuant to an income tax treaty (and, under prior law, to qualify for the exemption from U.S. withholding on “interest-related dividends” and “short-term capital gain dividends”), a non-U.S. shareholder must generally deliver to the withholding agent a properly executed IRS form (generally, Form W-8BEN). In order to claim a refund of any Fund-level taxes imposed on undistributed net capital gains, any withholding taxes or any backup withholding, a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return, even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Sections 1471 through 1474 of the Code (“FATCA”) generally impose withholding at a rate of 30% on payments to certain foreign entities (including financial intermediaries) of dividends on, and gross proceeds from the sale or other disposition of, U.S. common stock, unless various U.S. information reporting and due diligence requirements (generally relating to ownership by U.S. persons of interests in or accounts with those entities) have been satisfied. Under current guidance, withholding taxes under FATCA will be imposed on dividends beginning January 1, 2014, and on gross proceeds from dispositions beginning on January 1, 2015. Non-U.S. shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in the Fund.

Notices

Shareholders will be notified annually by the Fund of the U.S. federal income tax status of the distributions and deemed distributions made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Cost Basis Information

The Fund will be required to report a shareholder’s cost basis, gain or loss, and holding period to the IRS when such shareholder redeems any shares of the Fund that the shareholder acquired (including shares acquired through reinvestment of the Fund’s distributions) on or after January 1, 2013. The Fund has chosen the “average cost” method as its default method for determining the basis of shares. The Fund will use this method for purposes of reporting each shareholder’s cost basis of unless a shareholder instructs the Fund in writing to use a different calculation method. Shareholders should consult their tax advisors with regard to their particular circumstances.

Other Taxes

In addition to federal income taxes, shareholders of the Fund may be subject to state, local and non-U.S. taxes on distributions from the Fund and on repurchases or redemptions of shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of shares in their own circumstances.

NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading (the “Value Time”). The NYSE is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share (“NAV”) is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The NAV may be lower for certain classes of the Fund because of higher expenses borne by these classes.

A security listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded OTC, is valued at its most recent sale price on the relevant exchange as of the Value Time (for securities issued by United States companies), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security issued by a United States company will be valued in accordance with fair value methods approved by the Board.

The Fund values its assets of securities issued by non-U.S. companies each day pursuant to fair value methods approved by the by the Board. The Board has adopted valuation procedures for the Fund and has delegated day to day responsibility for fair value determinations to the Pricing and Fair Value Committee composed of qualified senior employees of the Adviser (voting) and the Fund’s Treasurer (non-voting). Fair value determinations that affect a Fund’s net asset value are subject to review, approval or ratification by the Board. The valuation procedures include a procedure whereby securities prices may be “fair valued” by an independent pricing service approved by the Board. The Fund uses fair value pricing to seek to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities.

Debt securities are valued as follows: If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Fund’s primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Pricing and Valuation Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Pricing and Valuation Procedures, as applicable.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”); the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s Pricing and Valuation Procedures. These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors.

There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

DIRECTORS AND OFFICERS OF THE FUND

Set forth below are the names, ages, positions with the Corporation, length of term of office, principal occupations for the last five years, and any other directorships held of each of the persons currently serving as Directors or officers of the Corporation. The term of office for each Director is until the next meeting of stockholders called for the purpose of electing Directors and until the election and qualification of a successor, or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Corporation. Because the Corporation does not hold an annual meeting of stockholders, each Director will hold office for an indeterminate period until retirement. The Board of the Corporation consists of six individuals, all of whom are not “interested persons” of the Corporation as defined in the 1940 Act (the “Independent Directors”).

The following lists Directors as of [December     , 2012].

Independent Directors

Name, Address* and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Fund Complex Overseen	Other Public Directorships Held

J. Douglas Azar (66)	Director and Chairman of the Board	Director 2005 to present; Vice Chairman 2008 to 2010; Chairman 2010 to present	Retired, October 2000 to present; CEO of US Retail Financial Services Operations, ING (Amsterdam, Holland), April 2000 to October 2000; prior to his tenure at ING, Mr. Azar was employed in various capacities at American International Group from 1993 through 2000, the last of which was Regional Vice President of AIG Life Insurance Operations (Tokyo, Japan), from 1996 to April 2000; Executive VP of US and Canadian Insurance Operations, North American Life Assurance Co. (Toronto, Canada), 1991 to 1993; from 1970 through 1991, Mr. Azar was employed by Aetna Life and Casualty Company serving in numerous positions, the last one of which was Vice President of Life Insurance Marketing (Hartford, CT).	[8]	Meritage, Inc. (machine tool distribution)

Name, Address* and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Fund Complex Overseen	Other Public Directorships Held
Lynn S. Birdsong (67)	Director, Chairman of the Investment Oversight Committee	Director 2003 to present; Chairman of the Investment Oversight Committee 2010 to present; Chairman of the Audit Committee 2003 to 2010	Private Investor; Director, The Hartford Funds, May 2003 to present; Trustee, The Natural History Museum of the Adirondacks, December 2006 to present; Director, Berkshire Farm for Youth (social services), June 2003 to present; Trustee, The First Church of Christ, Scientist, Boston Pension Trust and Gift and Endowment Trust, June 2006 to present; Partner, George Birdsong Co. (advertising), January 1981 to present; Director, The Daycroft School Foundation, 2005 to October 2007; Managing Director, Zurich Scudder Investments (asset management), January 1979 to April 2002.	[8]	The Natural History Museum of the Adirondacks; Berkshire Farm for Youth (social services); The Hartford Funds

Gregory A. Boyko (61)	Director	Director 2011 to present	Senior Advisor, Evolution Benefits (medical savings accounts) 2009-2011; Senior Vice President and Head of Business Solutions Group, Hartford Financial Services, 2008-2009; Chairman, President and CEO, Hartford Life Insurance KK – Tokyo, Japan, 2006-2007; Chairman and CEO, Hartford Life International, LTD (insurance), 1998-2006.	[8]

Name, Address* and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Fund Complex Overseen	Other Public Directorships Held

James A. Firestone (57)	Director, Chairman of the Audit Committee	Director July 2005 to present; Chairman of the Audit Committee 2010 to present	President, Corporate Operations and Executive Vice President, Xerox Corporation (printing and imaging), August 2008 to present; President, Xerox North America and Senior Vice President, Xerox Corporation, October 2004 to August 2008; President Corporate Operations and Senior Vice President, Xerox Corporation, 2002 to 2004; Director, Fuji Xerox Corp, Ltd., October 2002 to 2004 and January 2009 to present.	[8]	Goodyear Tire & Rubber Company, Inc.; Yale University Center of Customer Insights

*	The address of each Director is Nomura Partners Funds, Inc., c/o State Street Bank and Trust Company, 4 Copley Place, 5th Floor, Boston, MA 02116.

Corporation Officers

Set forth below are the names, ages, positions with the Corporation, length of term of office, principal occupations for the last five years, and any other directorships held of each of the persons currently serving as an officer of the Corporation. Unless otherwise noted, the address of each officer is State Street Bank and Trust Company, 4 Copley Place, 5th Floor, CPH-0326, Boston, MA 02116. The President, Treasurer and Secretary each hold office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Corporation. The following lists officers as of [December     , 2012].

Name, Address and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation (s) During Past 5 Years
Richard J. Berthy* (54)	Principal Executive Officer and President+	Principal Executive Officer and President, April 2010 to present; Principal Financial Officer and Treasurer, September 2009 to April 2010	President and Managing Partner, Foreside Financial Group, LLC May 2008 to present; Chief Administrative Officer, Foreside Financial Group, LLC, January 2005 to May 2008; President and Secretary, Bainbridge Capital Management, June 2003 to June 2006.

Name, Address and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation (s) During Past 5 Years

Richard F. Cook, Jr.* (61)	Chief Compliance Officer+	Chief Compliance Officer, April 2007 to present	Director of Foreside Compliance Services, LLC, January 2006 to present; Founder and Managing Member of Northlake, LLC, 2002 to present; Employee of Foreside Fund Services, LLC, November 2005 to January 2006.

James M. Atwood* (41)	Anti-Money Laundering Compliance Officer+	Anti-Money Laundering Compliance Officer, April 2010 to present	Compliance Analyst, Foreside Compliance Services, 2007-present: personal sabbatical, 2004-2007; Attorney, Pierce Atwood (law firm), 2001-2004.

Cynthia Morse Griffin*(36)	Principal Financial Officer and Treasurer+	Principal Financial Officer and Treasurer, February 15, 2012 to present	Fund Principal Financial Officer, Foreside Management Services, LLC

David James (41)	Secretary++	Secretary, November 2009 to present	Vice President and Managing Counsel, State Street Bank and Trust Company, November 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. June 2006 to October 2009.

Monique C. Labbe ( )	Assistant Treasurer++	February 15, 2012, to present	Assistant Vice President State Street Bank and Trust Company

Name, Address and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation (s) During Past 5 Years
Brian C. Poole (41)	Assistant Secretary++	May 15, 2012, to present	Vice President and Counsel, State Street Bank and Trust Company, 2008-present; Associate Counsel, Investor’s Bank & Trust Company, 2004-2007

*	The address for Richard J. Berthy, Richard F. Cook, Jr., James M. Atwood and Trudance L.C. Bakke is Foreside Financial Group, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.
**	The address for each of David James , Monique C. Labbe and Brian C. Poole is State Street Bank and Trust Company, 4 Copley Place, 5th Floor, Boston, MA 02116.
+	The Corporation’s President, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer each also serves as an officer to other unaffiliated mutual funds or closed-end funds for which Foreside Fund Services, LLC, or its affiliates act as distributor or provider of other services.
++	The Corporation’s Secretary, Assistant Secretary and Assistant Treasurer also serves as an officer to other unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services.

Summary of Directors’ Qualifications. The Board has adopted a Nominating Committee Charter that describes the factors the committee members deem relevant when identifying and evaluating a person as a potential nominee to serve as Director of the Corporation. The Board believes that each Independent Director satisfied, at the time he or she was initially elected or appointed a Director, and continues to satisfy, the standards contemplated by the Charter. Furthermore, in determining that a particular Director was and continues to be qualified to serve as a Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Directors have balanced and diverse experiences, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Among the attributes common to all Directors is their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment advisor, sub-advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Fund, other investment funds, public companies, or not-for-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership on standing and ad hoc committees throughout the years; or other relevant life experiences.

Following is a summary of the experience, attributes and skills which qualify each Director to serve on the Corporation’s Board.

J. Douglas Azar: Mr. Azar is an experienced business executive with 31 years of experience in the international insurance industry; his experience includes service as a director for a public company and chief executive and other officer positions with internationally known insurance companies. He has served on the Corporation’s Board of Directors and related Committees for six years and as Chairman of the Board for the past year and possesses significant experience regarding the Corporation’s operations and history.

Lynn S. Birdsong: Mr. Birdsong is an experienced business executive with more than 30 years of experience in the advertising industry; his experience includes service as a trustee, director or officer of various investment companies, charities and cultural institutions. He has served on the Corporation’s Board of Directors and related Committees for eight years and possesses significant experience regarding the Corporation’s operations and history.

Gregory A. Boyko: Mr. Boyko is an experienced business executive with more than 32 year of executive experience, which includes service as the CFO of a publicly traded company and tenure as the CEO of the Japanese subsidiary of an international insurance firm; his experience includes service as a trustee, director, officer or adviser of various well-known insurance and financial services organizations. Mr. Boyko has served on the Corporation’s Board of Directors and related Committees for one year and has quickly developed strong knowledge of the Corporation’s operations.

James A. Firestone: Mr. Firestone is an experienced business executive with 33 years of experience in technology industries; his experience includes service as a trustee, director or officer of various well-known international corporations and a public policy center affiliated with an internationally known university. Mr. Firestone has served on the Corporation’s Board of Directors and related Committees for six years and possesses significant experience regarding the Corporation’s operations and history.

Directors’ Responsibilities. The Board’ primary responsibility is to represent the interests of the Fund’s shareholders and to provide oversight of the management of the Fund. Currently, 100% of the Board is comprised of Independent Directors. The Directors meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. These meetings are anticipated to include four regular board meetings and one special meeting. The Fund has not completed a fiscal year of operations.

The Independent Directors review the fees paid to [NAM USA and the sub-advisor] for investment advisory services and other administrative and shareholder services.

Audit Committee. The Audit Committee recommends the selection of the Fund’s independent auditor to the Board; reviews the independence of such firm; reviews the scope of audit and internal controls; and considers and reports to the Board on matters relating to the Fund’s accounting and financial reporting practices. Each of the Independent Directors currently serves as a member of the Audit Committee.

Compensation Committee. The Compensation Committee considers appropriate factors for setting and evaluating the compensation for the Directors and officers (who are not employees of any service provider) and for evaluating whether any bonus, severance or other payments should be made to Director(s) and officer(s) (who are not employees of any service provider) and to recommend the appropriate compensation terms to the Board. Each of the Independent Directors currently serves as a member of the Compensation Committee.

Executive Committee. The Executive Committee is empowered with all of the powers of the Directors not otherwise delegated, to the extent permitted by law, when the full Board is not in session. Messrs. Azar and Birdsong (or in his absence any other director) currently serve as members of the Executive Committee.

Investment Oversight Committee. The Investment Oversight Committee oversees the performance of the Fund between Board meetings and the preparation of reports to the full Board. Messrs. Azar, Birdsong and Boyko currently serve as members of the Investment Oversight Committee.

Nominating Committee. The Nominating Committee selects and nominates directors for the Corporation. Fund shareholders may also submit nominees that will be considered by the Nominating Committee when a Board vacancy occurs. Each of the Independent Directors currently serves as a member of the Nominating Committee.

While the Nominating Committee is solely responsible for the selection and nomination of the Corporation’s Directors, the Committee shall review and consider nominations for the office of Director made by the Advisor, by Directors or officers and by Corporation shareholders who have sent nominations which include the biographical information and the qualifications of the proposed nominee to the Chairman of the Board or Secretary of the Corporation, as the Directors deem appropriate.

Leadership Structure and Risk Management Oversight. The Board has chosen to select different individuals to serve as Chairman of the Board and as President of the Corporation. Currently, Mr. Azar, an Independent Director, serves as Chairman of the Board, Mr. Birdsong, an Independent Director, serves as Chairman of the Investment Oversight Committee (“IOC”), Mr. Firestone, an Independent Director, serves as Chairman of the Audit Committee, and Mr. Berthy, the President of Foreside Financial Group LLC, serves as President of the Corporation. The Board believes that this leadership structure is an appropriate division of responsibilities while also maintaining the Board’s independence.

As a registered investment company, the Corporation and its Funds are subject to a variety of risks, including, among others, investment risks, financial risks, regulatory risks, compliance risks and operational risks. The Advisor and the sub-advisor are primarily responsible for managing investment risks and associated operational risks as part of their day-to-day investment management responsibilities. In addition to the Advisor and sub-advisor, the Board has also retained various service providers (e.g., the Administrator, the Custodian, the Distributor, the Transfer Agent, FMS, FCS) who are responsible for the day-to-day management of risks applicable to their own operations for the Fund.

The Board discharges its risk oversight in several ways. The Board considers risk management issues throughout the year by reviewing regular reports from the CCO, the AMLCO, the PFO, the Advisor, the Administrator, the Custodian and the Distributor, as well as special written reports or presentations provided as needed. The regular reports include, but are not limited to, investment performance reports of the Fund, legal developments reports, compliance reports with respect to Board adopted policies and procedures, compliance reports with respect to the Fund’s investment policies and limitations, foreign custody reports and additional compliance reports with respect to applicable provisions of the Federal Securities Laws and Internal Revenue Code. The Advisor and the Sub-advisor provide reports to and discuss investment management and related operational issues regarding the Fund with the IOC. The Audit Committee receives reports on various aspects of risk that might affect the Fund, including independence, financial reporting and audit risk. The Board also meets in executive sessions with independent legal counsel, the independent registered public accounting firm for the Fund, the CCO, representatives of management and, as needed, other consultants retained by the Board.

As needed in between meetings of the Board, the PEO, the PFO, the CCO, the AMLCO or representatives of the Advisor, the Administrator, the Custodian, the Distributor, or the Transfer Agent communicate issues regarding the Fund’s risks to the Chairman of the Board, the Chairman of the IOC, and the Chairman of the Audit Committee, as appropriate. Board members may confer among themselves or with independent legal counsel to identify and review risk management issues that may be placed on the full Board’s agenda.

Share Ownership. The following table shows the dollar amount range of each Director’s “beneficial ownership” of shares of the Fund as of [December     , 2012].

Director	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned of All Funds in the Corporation*
J. Douglas Azar	U.S. High Yield Fund	$0	[$	10,001 -$50,000	]
Lynn S. Birdsong	U.S. High Yield Fund	$0	[$	10,001 -$50,000	]
Gregory A. Boyko	U.S. High Yield Fund	$0	[$	10,001 -$50,000	]
James A. Firestone	U.S. High Yield Fund	$0	[$	10,001 -$50,000	]

*	The valuation date is [December , 2012].

None of the Independent Directors or their immediate family members beneficially owned securities of the entities serving as advisor or distributor to any Fund on [December     , 2012] or any person directly or indirectly controlling, controlled by or under common control with the advisor, subadvisors or distributor to any Fund on [December     , 2012].

Directors of the Corporation are eligible to purchase Class I shares of the Fund, and are not subject to the $1,000,000 minimum investment. [In addition, certain employees and affiliates of NAM USA, Nomura Holdings, Inc. and/or NCRAM are permitted to purchase Class I shares of the Fund, and are also not subject to the $1,000,000 minimum investment.]

Remuneration. Each Director receives compensation from the Fund for his services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Director for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, or participation as speakers at directors’ conferences. Under special circumstances, it is possible that a Director could receive additional compensation for services outside of the normal scope of a Director’s responsibilities.

No members of the Board are employees of NAM USA, any sub-advisor or any of their respective affiliates.

Director and Officer Compensation

[NAM USA pays all compensation of all Directors and officers of the Corporation who are affiliated with NAM USA or any of its affiliates.] For the fiscal period ended September 30, 2012, the Corporation according to which each Unaffiliated Director is paid an annual fee of $40,000, plus $4,000 per quarterly Board meeting and in-person Independent Directors meeting; $3,000 for IOC meetings; $1,500 for audit committee, special telephonic Board, special telephonic Independent Directors, and executive committee meetings attended. Additionally, the Chairman of the Board is paid a quarterly retainer of $12,500, and each of the Audit Committee and IOC chairmen is paid a quarterly retainer of $1,500. The Corporation will continue to reimburse Directors for actual out-of-pocket expenses relating to attendance at meetings.

The following table shows the aggregate compensation paid by the Corporation to each Director and officer for the fiscal period ended September 30, 2012. [None of the Independent Directors serve on any boards for the other funds advised by NAM Tokyo or its advisory subsidiaries. Also, any officer of the Corporation who is an officer, director or employee of NAM USA, the Administrator, the Distributor or their affiliates does not receive remuneration from the Corporation.]

Name of Director or Officer	Aggregate Compensation*	Retirement Benefits	Total Compensation from the Fund and Fund Complex**
Independent Directors
J. Douglas Azar	XXXX	Not Applicable	XXXX
Lynn S. Birdsong	XXXX	Not Applicable	XXXX
Gregory A. Boyko[1]	XXXX	Not Applicable	XXXX
James A. Firestone	XXXX	Not Applicable	XXXX

*	Does not include pension or retirement benefits.
**	The “Fund Complex” consists of the Corporation, Japan Smaller Capitalization Fund, Inc. and Korea Equity Fund, Inc. Does not include pension or retirement benefits accrued.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

[As of December     , 2012, the following persons owned of record or beneficially 5% or more of shares of each share class of the Fund:

As of [December     , 2012], all Directors and officers of the Corporation, as a group, owned beneficially (as that term is defined in Section 13(d) of The Securities Exchange Act of 1934) less than 1.00% of the outstanding shares of any class of any Fund. ]

ORGANIZATION OF THE FUND

The Corporation was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. Currently, the Corporation is comprised of [eight] series or Funds: The Japan Fund, the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund, the International Equity Fund and the [U.S. High Yield Fund].

The authorized capital stock of the Corporation consists of 1,400,000,000 shares of a par value of $0.33 1/3, with 150,000,000 shares allocated to each Fund other than The Japan Fund, which has 200,000,000 shares allocated to it. The shares of the Fund are evenly divided among the classes of the Fund, with the Fund being authorized to issue Class A, Class C and Class I shares, and with all classes being authorized at 50,000,000 shares. The 150,000,000 shares are [undesignated] and are not currently offered to shareholders.

All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no preemptive rights or conversion rights (except as described below). Redemption and exchange rights are discussed elsewhere herein and in the Corporation’s Prospectus. Each share of each class of a Nomura Fund has equal rights with respect to each other share of the same class as to dividends and distributions declared by the Nomura Fund and in the net assets of the Nomura Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. The Board may determine that shares of a Nomura Fund or a class of a Nomura Fund shall be automatically converted into shares of another Nomura Fund of the Corporation or of another class of the same or another Nomura Fund based on the relative net assets of such Nomura Fund or class at the time of conversion. The Board may also provide that the holders of shares of the Fund or a class of the Fund shall have the right to convert their shares into shares of one or more other Nomura Funds or classes on terms established by the Board. The Board in its sole discretion may cause the Corporation to redeem all of the shares of one or more series or classes held by any shareholder or all shareholders of a series or class for any reason, to the extent permissible by applicable law. By redeeming shares the Corporation may terminate a Nomura Fund or any class without shareholder approval.

The shares of the Nomura Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board.

Shareholders of a Nomura Fund are entitled to one vote for each share held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Nomura Fund or the Corporation. All shares of all classes of Nomura Funds shall vote as a single class or fund; provided, however, that as to any matter with respect to which a separate vote of any class or any Nomura Fund is required by the 1940 Act or by the Maryland General Corporation Law, such requirement as to a separate vote by that class or that Nomura Fund shall apply in lieu of the single class/Fund voting described above. As to any matter which does not affect the interest of a particular class or fund, only the holders of shares of the one or more affected classes or funds shall be entitled to vote.

No Nomura Fund intends to hold annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants.

The by-laws of the Corporation require that a special meeting of shareholders be held upon the written request of 50% of the outstanding shares entitled to vote at such meeting, if they comply with applicable Maryland law.

ADDITIONAL INFORMATION

Internet Access

World Wide Website – The Corporation’s website address is http://www.nomurapartnersfunds.com. This site enables users to access or view the current Fund’s Prospectus and related information. Users can access new account forms online and request literature on the Fund.

Other Information

Many of the investment transactions in the Fund will be made at prices different from those market prices prevailing at the time such changes are reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Fund’s sub-advisor in light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

The Fund may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

The Fund’s Prospectus and this SAI omit certain information contained in the registration statement which the Corporation has filed with the SEC under the 1933 Act, as amended, and reference is hereby made to the registration statement for further information with respect to the Fund and the securities offered hereby. The Corporation’s registration statement is available for inspection by the public at the SEC in Washington, D.C. or online at www.sec.gov.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to NAM USA, who in turn has delegated the responsibility to the sub-advisor. NCRAM will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendices A, B and C to this SAI. The Board will periodically review the Fund’s proxy voting records.

The Fund is required to disclose annually its complete proxy voting records on Form N-PX. The Japan Fund’s proxy voting record for the most recent 12-month period ended June 30th, and the proxy voting records for all other Funds for the period from inception to June 30th, are available upon request by calling the Fund at 1-800-535-2726 and on the Corporation’s website at www.nomurapartnersfunds.com. The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS

The financial statements, including the investment portfolio of the Fund, together with the report of [                    ,] independent registered public accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated September 30, 2013 will be incorporated herein by reference and will be deemed to be a part of this SAI upon their becoming available. The financial statements, including the investment portfolios of the Fund, together with the Financial Highlights and notes to the financial statements in the Semi-Annual Report to shareholders of the Corporation dated March 31, 2013 will be incorporated herein by reference and will be deemed to be a part of this SAI upon their becoming available.

Principles of Corporate Governance for Portfolio Companies

1.	Purpose of the Principles

NOMURA ASSET MANAGEMENT believes it is important for companies to manage their business operations with due consideration for shareholders’ interests and to enhance long-term enterprise value. In order to achieve this, it is crucial for a company’s corporate governance to function adequately. As an investment manager, we have established basic corporate governance principles (described below) that we look for in companies held within the portfolios that we manage.

We monitor the business operations of companies in which we invest to ensure consistency with these principles. We believe companies that follow these principles will operate their businesses with autonomy in a way that enhances shareholders’ interests and enterprise value over the long term.

2.	Corporate Social Responsibilities

NOMURA ASSET MANAGEMENT believes that companies can enhance their long-term enterprise value if they judge and act in a proper manner as corporate citizens. The process known as “Compliance Management” works as a premise for companies to make proper judgments and take appropriate action. Aspects of corporate behavior that should be monitored under “Compliance Management” include not only laws and regulations, but also commonly agreed practices, societal norms, and even internal rules and regulations.

Moreover, we believe that a company’s “proper” efforts in relation to issues that are included within the “ESG” framework, such as global environmental and social issues will lead to enhanced long-term enterprise value.

3.	Ideal Form of Corporate Governance

NOMURA ASSET MANAGEMENT believes the following requirements should be met for the corporate governance practices of a company to enhance long-term enterprise value:

1	The board consists of an adequate number of directors qualified for rendering proper business judgments and effective functioning.

2	The statutory auditors and the audit committee are qualified to audit the activities of the business and function effectively.

3	Where the board of directors has designated committees of the board to carry out specific functions, each committee shall consist of qualified members and operate with independence.

4	Executive compensation is well balanced and consistent with long-term enterprise value creation, and appropriate management incentives are in place.

5	Corporate governance systems are in place to ensure sufficient internal control in terms of compliance and internal auditing.

4.	Accountability through Disclosure

NOMURA ASSET MANAGEMENT will request that companies uphold their accountability through timely and proper public disclosure in order for us to monitor their corporate governance. We will request sufficient disclosure and explanation as well as corrective measures with respect to any illegal or antisocial activity if any.

5.	Dialogue with Companies

NOMURA ASSET MANAGEMENT, as an investment manager, will establish dialogue with the companies in which it invests regarding their efforts to manage or improve corporate governance issues. This ongoing dialogue with companies allows us to evaluate the status of company’s corporate governance and sustainability, and to confirm the realization of warranted enterprise value.

Where no continued appreciation of enterprise value is recognized in a company, or where the company’s business performance or investment return has been sluggish, we will engage with the company to promote investors’ (beneficiaries’) interests by demanding that the company adopts corrective measures.

6.	Exercise of the Voting Rights

NOMURA ASSET MANAGEMENT will set up proxy voting policy in a manner consistent with the corporate governance principles stated above. We will vote proxies in accordance with the policy, and are ready to disclose voting results.

Proxy Voting Policy

1.	General Policy

Nomura Asset Management Co., Ltd. and its investment advisory subsidiaries (collectively, “Nomura Asset Management”) serve as the investment adviser to a wide range of clients, including pooled investment vehicles. This Policy reflects our duty as a fiduciary under various regulations to vote proxies in the best interests of our clients. In fulfilling our obligations to clients, Nomura Asset Management will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. We will engage companies in which we invest on behalf of our clients on our “Principles on Corporate Governance of Portfolio Companies.” in order to enhance our mutual understanding and to seek changes in their company practice.

2.	Proxy Voting Guidelines

Nomura Asset Management will closely examine the voting agenda of a company that meets one or more of the conditions listed below. Where we believe that a specific agenda item is not in the best interests of shareholders, Nomura Asset Management will decide either to vote against or to abstain from voting on the item.

(1)	The company has violated the law, including engaging in criminal activities or fraudulent accounting practices. We have determined that the company has engaged activities that are inconsistent with overarching principles of corporate governance, including those related to social, ethical and environmental issues. However, we do not exercise our proxy voting rights solely as a means to address specific social or political issues, irrespective of investment returns of the company.

(2)	The auditor’s opinion on the company is qualified (for Japanese equity securities)

(3)	The company’s disclosure is determined to be inadequate, and therefore, deemed harmful to shareholders’ interests.

(4)	The company continuously reports sluggish business performance and poor investment returns, and where we consider management’s efforts for improvement to be inadequate.

(5)	The company accumulates a large amount of financial assets which we believe are not used effectively and/or are not distributed to shareholders adequately.

(6)	The company’s business and financial strategies are deemed to be not in the best interest of shareholders.

(7)	The composition and/or size of the company’s board of directors or the composition of its statutory auditors is deemed to be inadequate, and not in the shareholders’ best interests.

(8)	Extraordinary agenda items, such as amendments to the company’s articles of incorporation, which we determine not to be in shareholders’ best interests.

3.	Positions on Specific Issues

The issues discussed below are not exhaustive and do include all potential voting issues. Because voting issues and the circumstances of individual companies are so varied, there may be instances when Nomura Asset Management may not vote in strict adherence to the Policy.

(1)	Election of Directors

Nomura Asset Management votes in favor of candidates for a company’s board of directors that are nominated by the company’s management when it is determined that such candidates would best serve shareholders’ best interests.

The size of the board should be adequate and appropriate considering the nature of the company’s business and its scale.

If the company’s business performance remains sluggish over a long period and little remedial effort is apparent, or if the company is found to have engaged in any activities that raise corporate governance concerns, including social misconduct, or any activity that we deem is not in the best interest of shareholders, we will carefully assess the qualifications of the directors who have served during the said period or at the time of such activity in voting on their reelection.

In principle, we vote for the election of outside directors, taking into account the competence and experience of the candidates.

We will evaluate proposals advocating classification or staggered board of directors on a case-by-case basis. We would oppose such a proposal if we determine that it raises corporate governance concerns.

Because the outside directors of Japanese companies that have adopted the committee system play an especially crucial role in each of the three committees (the nominating, compensation, and audit committees) we pay special attention to the directors’ qualifications, such as their independence. Companies have transferred the decision-making for many important matters, such as disposition of profits, from shareholders to the executive officers and the board of directors of the company. In consideration of this fact, the qualifications of a director for such office are judged upon careful review of and thorough assessment of the board of directors.

(2)	Election of Auditors

Auditors are expected to be qualified to audit the business of directors on behalf of shareholders, and are expected to function adequately for that purpose.

Where the company has engaged in activities that raise corporate governance concerns, including social misconduct, or have engaged in illegal activity in which an auditor is found responsible for any part thereof, or determined to have failed to fully perform his/her duties, we will vote against the reelection of the auditor.

It is desirable that outside auditors are independent of management. It is not desirable to have the audit committee composed of outside auditors all of whom lack independence. Where a reduction in the number of auditors is proposed, there should be proper justification for such a reduction.

(3)	Executive Compensation

Nomura Asset Management votes for management compensation plans that in its view, are reasonable, especially equity-based compensation plans that are aligned with the long-term interests of the company’s shareholders. However, we vote against plans that we believe are inconsistent with or inequitable compared to the company’s overall financial condition, or that would substantially dilute the interests of shareholders.

When a company is discovered to have engaged in social misconduct, we expect to see corrective measures reflected in management’s compensation.

It is desirable for the company to disclose management’s compensation so that shareholders can determine whether or not it is fair and reasonable.

(4)	Stock Option

In principle, we vote for stock option plans when the conditions of the plan, such as eligibility and its scale, are properly set forth for the purpose of promoting the incentives of the executives and employees. However, we vote against such plans when the conditions are deemed to be improper.

(5)	Capital Policy

1	Distribution policy

In deciding on distributions to its shareholders, the company should ensure that such distributions are consistent with its long-term investment plan. While we view the acquisition of the company’s own stock positively as a means to enhance the company’s value, it is always necessary to determine whether this is the most appropriate distribution method for the sake of the company’s long-term capital structure.

2	Change in number of authorized shares

An increase in the number of authorized shares is required for a variety of legitimate business purposes, including financing, stock splits, corporate reorganizations, or debt for equity exchanges. Nomura Asset Management will vote for a company’s proposed increase in the number of authorized shares unless it is considered a special circumstance proposal. Such proposals are assessed on a case-by-case basis.

3	Issuance of preferred and other classes of shares

Nomura Asset Management will carefully scrutinize proposals with respect to the issuance of shares in special cases, such as to authorize the board of directors to issue preferred shares with discretion to determine such conditions as voting rights, conversion, dividend and transferability (“Blank Check” Preferred Shares). We recognize that while such classes of shares are generally issued for financing purposes, they could hinder growth in shareholder value.

(6)	Corporate Actions

1	Mergers, acquisitions and other corporate restructurings

Nomura Asset Management reviews all proposals for mergers, acquisitions and other forms of corporate restructuring on a case-by-case basis by evaluating the financial impact on the company’s shareholders.

2	Anti-takeover measures

Nomura Asset Management will not vote, in principle, for proposals that make it more difficult for a company to be acquired by another company. We believe that anti-takeover measures can depress a company’s market value.

4.	Conflict of Interests

In exercising voting rights, material conflicts of interest may arise (for example, Nomura Asset Management may have a material business relationship with an issuer whose securities are held in client portfolios. and over which we have proxy voting discretion).

When such a material conflict of interest arises, Nomura Asset Management shall vote, in order to remain impartial in the exercising of proxy voting rights, based on recommendations made by one or more third-party proxy voting service vendors.

With respect to shares of Nomura Holdings, Inc. and its affiliated companies that are held in client portfolios, we shall seek advice from one or more third-party proxy voting service vendors.

Our approach in identifying and handling material conflicts of interest is more fully described in our policy document “Organizational Structure and Decision-Making Process for the Exercise of Proxy Voting Rights.”

5.	Other Considerations

(1)	Non-voting cases

Nomura Asset Management may be unable to vote or may determine to refrain from voting in certain circumstances. The following list, although not exhaustive, highlights some potential instances in which a proxy may not be voted:

1	Securities Lending: Various client accounts may participate in a securities lending program. Because title to loaned securities passes to the borrower, Nomura Asset Management will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Nomura Asset Management has investment discretion, however, it may reserve the right to instruct the lending agent to recall the loaned security where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of recalling the security.

2	Share Blocking: Proxy voting in certain countries requires “share blocking.” That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depository. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. In such cases, we may not vote the effected shares.

3	Re-registration: In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent us from exercising its investment discretion to sell shares held in clients’ portfolios for a substantial period of time. The decision process in blocking countries as discussed above is employed in instances where re-registration is necessary.

4	Other Considerations: Lack of adequate information and untimely receipt of proxy materials may make it disadvantageous to vote proxies in every instance. In addition, we may not vote proxies in circumstances where the cost of voting the proxy outweighs the possible benefit to the client.

PROXY VOTING

[NCRAM Proxy and Consent Voting Policies and Procedures

The following are general proxy voting policies and procedures (“Proxy Policy”) adopted by Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “firm”). The firm will use the Proxy Policy when voting proxies on behalf of clients. In addition to covering the voting of proxies, this Proxy Policy also applies to voting and/or consent rights with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures (for purposes of the Proxy Policy, the term “proxy voting” shall include any voting rights, consent rights or other voting authority of NCRAM on behalf of its clients).

I.	Policy

When NCRAM votes proxies for a client that has delegated to NCRAM proxy voting authority, NCRAM acts as the client’s agent. Under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. NCRAM is therefore subject to a fiduciary duty to vote proxies in a manner NCRAM believes is consistent with the client’s best interests, whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1940 (“ERISA”). When voting proxies for client accounts, NCRAM’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan fiduciaries and participants. In fulfilling its obligations to clients, NCRAM will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative that NCRAM considers the interests of its clients, and not the interests of NCRAM, when voting proxies and that real (or perceived) material conflicts that may arise between NCRAM’s interest and those of NCRAM’s clients are properly addressed and resolved.

Proxy voting is an important right of shareholders and consent voting is an important right of debt security holders. Reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When NCRAM has discretion to vote the proxies or consents of its clients, it will vote those proxies and consents in the best interest of its clients and in accordance with these Policies and Procedures.

II.	Limitations

The firm recognizes that proxy voting is a valuable right of company shareholders and consent voting is an important right of debt security holders. Generally, the firm will vote all proxies it receives. However, the firm may refrain from voting in certain circumstances.

Voting for Non-US Companies: Practicalities and costs involved with voting an international proxy may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. These issues include, but are not limited to: (i) untimely notice of a shareholders meeting or of a consent action, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” requirements where investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period of time in proximity of the shareholder meeting, (v) difficulties in translating the proxy, (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting restrictions, and (vii) any other instances where the cost of voting the proxy outweighs the possible benefit to the client.

Securities Lending: If an NCRAM client has decided to participate in a securities lending program, NCRAM will not seek to vote proxies relating to securities on loan because NCRAM does not have a contractual right to recall such loaned securities for proxy voting purposes.

III.	Proxy Voting Procedures

All proxies and consent requests (together, referred to herein as “ballots”) received by NCRAM will be sent to the Operations Group. The Operations Group will:

(1)	Keep a record of each ballot received;

(2)	Determine which accounts managed by NCRAM hold the security to which the ballot relates;

(3)	Forward the ballot to a portfolio manager with responsibility for the account(s) that hold the applicable securities (the “Responsible Portfolio Manager”);

(4)	Provide the Responsible Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls, and the date by which NCRAM must vote the ballot in order to allow enough time for the completed ballot to be returned to the issuer or its agent prior to the vote taking place;

(5)	Absent material conflicts (see Section V), the Responsible Portfolio Manager will determine how NCRAM should vote the ballot. The Responsible Portfolio Manager will send its decision on how NCRAM will vote a ballot to the Operations Group. The Operations Group is responsible for completing the ballot and mailing (or otherwise delivering) the ballot in a timely and appropriate manner.

(6)	NCRAM may retain a third party to assist it in coordinating and voting ballots with respect to client securities. If so, the Operations Group shall monitor the third party to assure that all ballots are being properly voted and appropriate records are being retained.

IV.	Voting Guidelines

In the absence of specific voting guidelines from the client, NCRAM will vote proxies for equity securities and consents for debt securities in the best interests of each particular client, which may result in different voting results for proxies or consents for the same issuer.

Debt Securities: Consent requests for debt securities will be evaluated on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Below are common issues that may be included in consent request and the factors that NCRAM may consider in determining

(1) NCRAM may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

(2) NCRAM may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities: (i) other alternatives to the proposed plan: (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; and (iii) whether the vote is likely to increase or decrease recoveries to clients.

Equity Securities: NCRAM believes that voting proxies for equity securities in accordance with the following guidelines is in the best interests of its clients.

Generally, NCRAM will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

NCRAM shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1)	whether the proposal was recommended by management and NCRAM’s opinion of management;

(2)	whether the proposal acts to entrench existing management; and

(3)	whether the proposal fairly compensates management for past and future performance.

V.	Conflicts of Interest

The Responsible Portfolio Manager will identify any conflicts that exist between the interests of NCRAM and its clients. This examination will include a review of the relationship of NCRAM and its affiliates with the issuer of each security to determine if the issuer is a client of NCRAM or, to the knowledge of the Responsible Portfolio Manager, an affiliate of NCRAM, or has some other relationship with NCRAM or its affiliates or employees or with a client of NCRAM.

If a material conflict exists, the Responsible Portfolio Manager will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Responsible Portfolio Manager will also consult with the Legal or Compliance staff and determine whether it is appropriate to disclose the conflict to the affected clients and obtain client consent to the vote or give the clients the opportunity to vote their proxies or consents themselves.]

APPENDIX B

Description of Bond Ratings

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Bond Ratings

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody’s U.S. Short-Term Ratings

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Commercial Paper Ratings/Demand Obligation Ratings

Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Debt Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The issue credit ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of payment—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long Term Issue Credit Ratings

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated issues only in small degree. The Obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB, BB, B,
CCC, CC, C	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. An obligation rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c	The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest-quality obligations to “D” for the lowest.

These categories are as follows:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c	The “c” subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

P	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	The “r” highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

—Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

—Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch”) Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory-credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Description of Fitch’s Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

D, DD, DDD	Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch’s Short Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

Fitch Alert	Ratings are placed on Fitch Alert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. Fitch Alert is relatively short term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

NOMURA PARTNERS FUNDS, INC.

PART C

OTHER INFORMATION

Item 28.	Exhibits:

(a)(1)	Nomura Partners Funds, Inc.’s (the “Registrant”) Articles of Amendment and Restatement of the Articles of Incorporation, dated January 7, 1992, are incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement.

(a)(2)	Registrant’s Articles of Amendment, dated December 23, 1997, are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement.

(a)(3)	Registrant’s Articles Supplementary, dated April 27, 2000, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

(a)(4)	Registrant’s Certificate of Correction, dated January 26, 2001, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(a)(5)	Registrant’s Articles of Amendment, dated October 3, 2002, are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

(a)(6)	Registrant’s Articles of Amendment, dated December 1, 2008, are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(a)(7)	Registrant’s Articles Supplementary, dated December 1, 2008, are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(a)(8)	Registrant’s Articles of Amendment, dated June 17, 2009, are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement.

(a)(9)	Registrant’s Articles Supplementary to be filed by subsequent amendment.

(b)	Registrant’s Amended and Restated By-Laws dated April 29, 2010 are incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement (relating to The Japan Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2008, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(d)(2)	Investment Advisory Agreement between the Registrant, on behalf of each of the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund, and the International Equity Fund and Nomura Asset Management U.S.A. Inc., dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(3)	Investment Advisory Agreement (relating to the U.S. High Yield Fund) between the Registrant and Nomura Asset Management U.S.A. Inc. to be filed by subsequent amendment.

(d)(4)	Sub-Advisory Agreement (relating to The Japan Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management Co., Ltd., dated November 1, 2008, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(d)(5)	Sub-Advisory Agreement (relating to the Asia Pacific ex Japan Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management Singapore Limited, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(6)	Sub-Advisory Agreement (relating to the India Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management Singapore Limited, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(7)	Sub-Advisory Agreement (relating to the Greater China Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management Hong Kong Limited, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(8)	Sub-Advisory Agreement (relating to the Global Equity Income Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management Co., Ltd., dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(9)	Sub-Advisory Agreement (relating to International Equity Fund) between Nomura Asset Management U.S.A. Inc. and Nomura Asset Management U.K. Limited, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(10)	Sub-Advisory Agreement (relating to the Global Emerging Markets Fund) between Nomura Asset Management U.S.A. Inc. and Martin Currie Inc., dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(d)(11)	Sub-Advisory Agreement (relating to the [U.S.] High Yield Fund) between Normura Asset Management U.S.A. Inc. and Nomura Corporate Research and Asset Management Inc. to be filed by subsequent amendment.

(d)(12)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to The Japan Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(13)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the Asia Pacific ex Japan Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(14)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the India Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(15)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the Greater China Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(16)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the Global Equity Income Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(17)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the International Equity Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated January 27, 2012, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(d)(18)	Amended and Restated Fee Waiver/Expense Reimbursement Agreement (relating to the Global Emerging Markets Fund) between the Registrant and Nomura Asset Management U.S.A. Inc., dated November 1, 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(d)(19)	Fee Waiver/Expense Reimbursement Agreement (relating to the [U.S.] High Yield Fund) between the Registrant and Nomura Asset Management U.S.A. Inc. to be filed by subsequent amendment.

(e)(1)	Distribution and Shareholder Services Agreement, dated April 26, 2007, between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(e)(2)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (with respect to Classes A, C and I), dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(e)(3)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (with respect to Classes A, C and I), dated March 31, 2009, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(e)(4)	Amendment to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (with respect to the [U.S.] High Yield Fund) to be filed by subsequent amendment.

(e)(5)	Distribution Services Agreement between Nomura Asset Management U.S.A. Inc. and Foreside Fund Services, LLC, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(e)(6)	Amended and Restated Distribution and Shareholder Services Agreement for Class S Shares of The Japan Fund between the Registrant and Foreside Fund Services, LLC, dated December 22, 2008, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(e)(7)	Amended and Restated Distribution and Shareholder Services Agreement for Class S Shares of The Japan Fund between the Registrant and Foreside Fund Services, LLC, dated March 31, 2009, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(e)(8)	Form of Selling Group Member Agreement is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(e)(9)	Form of Dealer Agreement is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(f)	Not applicable.

(g)(1)	Master Custodian and Accounting Services Agreement, dated October 1, 2007, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(g)(1)(a)(1)	First Amendment to Master Custodian and Accounting Services Agreement, dated December 4, 2008, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(g)(1)(a)(2)	Second Amendment to Master Custodian and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company to be filed by subsequent amendment.

(g)(1)(b)(1)	Custody Letter Agreement, dated December 26, 2008, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(g)(1)(b)(2)	Custody Letter Agreement, dated [ ], between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(1)	Administration Agreement, dated October 1, 2007, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(h)(1)(a)	First Amendment to Administration Agreement, dated December 26, 2008, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(h)(1)(b)	Amendment to Administration Agreement, dated December 4, 2009, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

(h)(1)(c)	Amendment to Administration Agreement, dated April 29, 2010, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(h)(1)(d)	Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company to be filed by subsequent amendment.

(h)(2)	Transfer Agency and Service Agreement, dated October 1, 2007, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(h)(2)(a)	Amendment to Transfer Agency and Service Agreement, dated December 11, 2008, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(h)(2)(b)	Amendment to Transfer Agency and Service Agreement, dated April 29, 2010, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(h)(2)(c)	Amendment to Transfer Agency and Service Agreement, dated July 28-29, 2010, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(h)(2)(d)	Amendment to Transfer Agency and Service Agreement, dated October 1, 2011, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(h)(2)(e)	Letter Agreement Regarding Cost Basis Reporting - Shareholder Solicitation, dated September 15, 2011, between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(h)(2)(f)	Amendment to Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement..

(h)(2)(g)	Amendment to Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. to be filed by subsequent amendment.

(h)(3)	FAN Services Agreement between the Registrant and DST Systems, Inc. and Web Services Exhibit thereto, dated October 8, 2007, and Vision Services Exhibit between the Registrant and DST Systems, Inc., dated October 19, 2007, are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(h)(4)	Credit Agreement between the Registrant and State Street Bank and Trust Company, dated December 21, 2007, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(h)(4)(a)	Consent and First Amendment to Loan Agreement, dated October 14, 2008, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(h)(4)(b)	Second Amendment to Loan Agreement, dated December 19, 2008, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(h)(4)(c)	Third Amendment to Loan Agreement, dated December 18, 2009, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

(h)(4)(d)	Fourth Amendment to Loan Agreement, dated December 17, 2010, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(h)(4)(e)	Fifth Amendment to Loan Agreement, dated December 16, 2011, between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(h)(5)	Amended and Restated Compliance Services Agreement, dated December 22, 2008, between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(h)(5)(a)	First Amendment to Amended and Restated Compliance Services Agreement, dated September 1, 2009, between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

(h)(5)(b)	Second Amended and Restated Compliance Services Agreement, dated December 31, 2009, between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

(h)(5)(c)	Amendment No. 1 to the Second Amended and Restated Compliance Services Agreement, dated April 29, 2010, between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(h)(5)(d)	Amendment No. 2 to the Second Amended and Restated Compliance Services Agreement, dated February 7, 2011, between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(h)(5)(e)	Amendment No. 3 to the Second Amended and Restated Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC and Foreside Management Services, LLC to be filed by subsequent amendment.

(h)(6)	Operations Services Agreement, dated February 11, 2011, between the Registrant and Nomura Asset Management U.S.A. Inc. is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(i)(1)	Opinion and Consent of Counsel to be filed by subsequent amendment.

(j)(1)	Consent of Independent Registered Public Accounting Firm to be filed by subsequent amendment.

(j)(2)(a)	Power of Attorney for Lynn S. Birdsong is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(j)(2)(b)	Power of Attorney for J. Douglas Azar is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(j)(2)(c)	Power of Attorney for James A. Firestone is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(j)(2)(d)	Power of Attorney for Gregory A. Boyko is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(k)	Inapplicable.

(l)	Inapplicable.

(m)(1)	Rule 12b-1 Distribution and Shareholder Servicing Plan for Class S Shares of The Japan Fund is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(m)(2)	Class A Shares Distribution Plan Pursuant to Rule 12b-1 to be filed by subsequent amendment.

(m)(3)	Class C Shares Distribution Plan Pursuant to Rule 12b-1 to be filed by subsequent amendment.

(m)(4)	Form of Mutual Fund Sales and Service Agreement is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(n)	Amended Plan pursuant to Rule 18f-3 to be filed by subsequent amendment.

(o)	Inapplicable.

(p)(1)	Code of Ethics of Nomura Asset Management U.S.A. Inc. and Nomura Corporate Research and Asset Management Inc., dated July 2012, is filed herewith.

(p)(2)	Nomura Asset Management Co., Ltd. Code of Ethics, dated December 2010, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(p)(3)	Nomura Asset Management Singapore Limited Code of Ethics, dated February 2005, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

(p)(4)	Nomura Asset Management Hong Kong Limited Code of Ethics, dated March 2009, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

(p)(5)	Nomura Asset Management U.K. Limited Personal Dealing Policy, dated July 2008, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

(p)(6)	Martin Currie Inc. Code of Ethics, dated July 2011, is incorporated by reference to Post-Effective Amendment no. 43 to the Registration Statement.

(p)(7)	Registrant’s Code of Ethics, dated February 2012, to be filed by subsequent amendment.

(p)(8)	State Street Bank and Trust Company Standard of Conduct is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

(p)(9)	Code of Ethics of Foreside Fund Services, LLC, dated May 2009, is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.

Item 29.	Persons Controlled By or Under Common Control with Registrant:

None.

Item 30.	Indemnification:

A policy of insurance covering Foreside Fund Services, LLC (“Foreside” or the “Distributor”) and its affiliates insures the Distributor’s Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent, error or accidental omission in the scope of their duties.

A second policy insures that if a claim is made against Foreside in the conduct of any professional services carried out by or on behalf of the company, the insurer will indemnify all losses for which Foreside becomes legally obligated to pay. Professional services are defined as services rendered or which ought to have been rendered for or on behalf of a customer or client of the company for a fee, commission or other remuneration or consideration that inures to the benefit of the company.

The Registrant maintains an Investment Management Insurance Policy. The policy covers the officers and directors of the Registrant. Article Eighth of Registrant’s Articles of Amendment and Restatement of the Articles of Incorporation dated January 7, 1992 provides as follows:

EIGHTH:

(1)	Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon receipt by the Corporation of a written opinion of independent counsel selected by the Board of Directors, or the adoption by a majority of the entire Board (in which majority there shall not be included any director who shall have or shall at any time have had any financial interest adverse to the Corporation in such action, suit or proceeding or the subject matter or outcome thereof) of a resolution, to the effect that the director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Such a determination by independent counsel or by the Board of Directors and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the director or officer was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other right to which the officers and directors may be entitled according to law.

(2)	To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal. This paragraph (2) shall not protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would be otherwise subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Item 31.	Business and Other Connections of Investment Advisers

(1)	NOMURA ASSET MANAGEMENT U.S.A. INC. (“NAM USA”)

NAM USA provides investment advisory services to United States and foreign clients. The Advisor also acts as an investment manager to Korea Equity Fund, Inc. and Japan Smaller Capitalization Fund, Inc. (U.S. registered closed-end investment companies). The principal address of NAM USA is Two World Financial Center, Building B, New York, New York 10281.

Set forth below is a list of each executive officer and director of NAM USA, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two fiscal years for his own account or in the capacity of director, officer, partner or trustee.

Name	Position with NAM USA	Other Substantial Business, Profession, Vocation or Employment

Masashi Terachi	President and Chief Executive Officer; Board of Director

Hiromichi Aoki	Managing Director and Chief Administrative Officer; Board of Director	None

Marti G. Subrahmanyam	Board of Director	Charles E. Merrill Professor of Finance, Economics and International Business, New York University since 1991.

Michael Andrews, CFA	Executive Director, Head of U.S. Retail

Roy Freeman	Executive Director and Head of Marketing and Client Servicing	None

Michael A. Morrongiello	Executive Director and Head of Operations	None

Rita Chopra-Brathwaite	Executive Director and Head of Retail Product Management	None

Robert Kleinman	Executive Director and Controller	None

Kenneth L. Munt	Managing Director and Corporate Secretary	None

Neil A. Daniele	Managing Director and Chief Compliance Officer	Chief Compliance Officer of Nomura Global Alpha LLC from July 2008 to the present; Chief Compliance Officer of Nomura Corporate Research and Asset Management Inc. and Nomura Funds Research and Technologies America, Inc. from April 2009 to the present.

(2)	NOMURA ASSET MANAGEMENT CO., LTD. (“NAM”)

NAM provides investment advisory services to Japanese and international clients. NAM is an investment adviser to Korea Equity Fund, Inc. and Japan Smaller Capitalization Fund, Inc. (U.S. registered closed-end investment companies). The principal address of NAM is 1-12-1, Nihonbashi, Chuo-ku, Tokyo 103-8260, Japan.

Set forth below is a list of the principal officers and directors of NAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years.

Name	Position with NAM	Other Substantial Business, Profession, Vocation or Employment
Kazutoshi Inano	Director (Chairman)	Vice Chairman, Nomura Securities Co., Ltd. (NSC) from 2008 to 2009; Director and Deputy President & Co-COO, Nomura Holdings, Inc. from 2003 to 2008.

Toshihiro Iwasaki	Director, Chairman & CEO	Executive Managing Director of Nomura Holdings, Inc. from June 2011 to present. Executive Managing Director, Deputy President of NAM from April to June 2011.

Noriaki Nagai	Outside Director	Director of NAM from April 2008 to present. Senior Corporate Managing Director of Nomura Holdings, Inc. from April 2010 to present. Senior Corporate Managing Director of Nomura Securities Co., Ltd. from April 2010 to present. Director of Nomura Institute of Capital Markets Research Director of Unified Partners Co., Ltd.

Toshio Morita	Outside Director

Director of NAM from April 2011 to present. Senior Corporate Managing Director of Nomura Holdings, Inc. from April 2011 to present Director of The Nomura Trust & Banking Co., Ltd.

Director of Nomura Healthcare Co., Ltd.

Director of Nomura Agri Planning & Advisory Co., Ltd.

Masanori Nishimatsu	Outside Director

Director of NAM from June 2010 to present. Director of Nomura Holdings, Inc. Director of The Nomura Trust & Banking Co., Ltd. Corporate Auditor of Nomura Investor Relations Co., Ltd.

Corporate Auditor of Nomura Funds Research And Technologies Co., Ltd.

Corporate Auditor of Nomura Private Equity Capital Co., Ltd.

Corporate Auditor of Nomura Agri Planning & Advisory Co., Ltd.

Masahiko Kitayama	Outside Director	Senior Corporate Managing Director of NSC from 2008 to 2012.

Masaru Konno	Outside Director	Director of NAM from June 2011 to present Senior Managing Director of Nomura Holdings, Inc. from May 2011 to present Director of The Nomura Trust & Banking Co., Ltd.

Name	Position with NAM	Other Substantial Business, Profession, Vocation or Employment
Shiro Fujitsu	Director	President of Nomura Funds Research and Technologies Co., Ltd. (NFR&T) from 2010 to 2012.

Yukio Shirokawa	Executive Managing Director; Executive Vice President	Senior Corporate Managing Director of NAM from 2008 to 2011. Senior Managing Director of NAM from 2004 to 2008.

Tamon Watanabe	Senior Corporate Managing Director	Chairman of NAM Singapore from 2012 to present Chairman of NAM UK and Director from 2009 to 2012 Senior Managing Director of NAM from 2005 to 2008.

Norio Ambe	Senior Corporate Managing Director	Managing Director of NAM from 2005 to 2006; Chairman (Executive Director) of NAM Singapore from May 2008 to March 2009; Chairman (Non-Executive Director) of NAM Singapore from April 2009 to Oct. 2009; Chairman (Non-Executive Director) of NAM Hong Kong from April 2008 to Dec. 2009.

Takashi Nagano	Senior Corporate Managing Director	Senior Managing Director of NSC from 2006 to 2009.

Kiyohiro Yamana	Senior Corporate Managing Director	Senior Managing Director of NAM from 2007 to 2010.

Kunio Watanabe	Senior Corporate Managing Director	Senior Managing Director of NAM from 2009 to 2012.

Kazuhito Yoshii	Senior Corporate Managing Director	Senior Managing Director of NSC from 2010 to 2012.

Mitsugu Toyoda	Senior Managing Director	None

Takashi Saruta	Senior Managing Director	Managing Director of NAM Singapore from 2007 to 2010.

Yoshihiro Namura	Senior Managing Director	Managing Director of NAM from 2008 to 2010.

Shigeru Shinohara	Senior Managing Director	Chairman and CEO of NAM UK from 2012 to present. President & CEO of Nomura Asset Management U.S.A. Inc from 2007 to 2012. President of Nomura Global Alpha LLC from 2008 to 2012.

Name	Position with NAM	Other Substantial Business, Profession, Vocation or Employment

Ryuji Takezaki	Senior Managing Director	None

Masanao Tsuda	Senior Managing Director	None

Minoru Tanabe	Senior Managing Director	None

(3)	NOMURA ASSET MANAGEMENT SINGAPORE LIMITED (“NAM Singapore”)

NAM Singapore provides investment advisory services to South East Asian and international clients. NAM Singapore is investment sub-advisor to Korea Equity Fund, Inc. (a U.S. registered closed-end investment company). The principal address of NAM Singapore is 10 Marina Boulevard, #33-03, MBFC Tower 2, Singapore 018983.

Set forth below is a list of the principal officers and directors of NAM Singapore indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years.

Name	Position with NAM Sing apore	Other Substantial Business, Profession, Vocation or Employment

Yoshimi Masuda	Chief Compliance Officer	Senior Manager, Head of Compliance, of Nomura Asset Management Singapore Limited since 2006 to current. CFA, 2001

Yoichi Hyodo	Director, Head of Corporate Administration (Executive Director)	Vice President of Nomura Asset Management Hong Kong Limited from July 2009 to June 2011. Manager, Treasury and Controller’s Department of Nomura Asset Management Co., Ltd from July 2004 to June 2009.

Yasuhiro Yokota	Managing Director (Executive Director)

Managing Director, Personnel Department, of

Nomura Asset Management Co., Ltd from January 2008 to March 2012.

President & Managing Director of Nomura Asset Management Hong Kong Limited from July 2005 to Dec 2007.

Tamon Watanabe	Chairman (Executive Director)	Chairman, Director of Nomura Asset Management U.K. Limited from April 2009 to March 2012 Senior Corporate Managing Director of Nomura Asset Management Co., Ltd from February 2004 to April 2009

(4)	NOMURA ASSET MANAGEMENT HONG KONG LIMITED (“NAM Hong Kong”)

NAM Hong Kong provides investment advisory services to Hong Kong, China and international clients. NAM Hong Kong is an investment sub-adviser to Korea Equity Fund, Inc. (a U.S. registered closed-end investment company). The principal address of NAM Hong Kong is 32/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong.

Set forth below is a list of the principal officers and directors of NAM Hong Kong indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years.

Name	Position with NAM Hong Kong	Other Substantial Business, Profession, Vocation or Employment

Yasuhiro Yokota	Director	CEO & Director of NAM Singapore from April 2012 to present.

Tamon Watanabe	Chairman & Director	Chairman & Director of NAM Singapore from May 2012 to present

Yasuaki Ogiwara	President and Managing Director	None

Takafumi Sudo	Director & Vice President	None

Granfield Wat	Chief Compliance Officer	None

Yasuhiro Yokota	Director	CEO & Director of NAM Singapore from April 2012 to present.

Tamon Watanabe	Chairman & Director	Chairman & Director of NAM Singapore from May 2012 to present

(5)	NOMURA ASSET MANAGEMENT U.K. LIMITED (“NAM UK”)

NAM UK provides investment advisory services to European, Middle Eastern and international clients. The principal address of NAM UK is 1 Angel Lane, London EC4R 3AB, United Kingdom.

Set forth below is a list of the principal officers and directors of NAM UK indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years.

Name	Position with NAM UK	Other Substantial Business, Profession, Vocation or Employment

Shigeru Shinohara	Chairman and Chief Executive Officer	None

Richard J. Bisson	Director, President and Chief Operating Officer	None

Nigel Biggs	Managing Director, Chief Compliance Officer	None

Mark Roxburgh	Managing Director, Head of Marketing and Client Services	None

Atsushi Saito	Managing Director, Chief Administrative Officer	None

Masahiro Kawagishi	Managing Director, Head of Fixed Income	None

Hideyuki Aoki	Managing Director, Head of Equities	None

Luke Nunneley	Non-Executive Director	None

Masanori Itatani	Non-Executive Director	Non- Executive Director of Nomura International plc since 2004. Director, Nomura Holdings Inc. since 2007

(6)	NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC (“NCRAM”)

NCRAM provides investment advisory services to United States and foreign clients. The principal address of NAM USA is Two World Financial Center, Building B, New York, New York 10281.

Set forth below is a list of each executive officer and director of NCRAM, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two fiscal years for his own account or in the capacity of director, officer, partner or trustee.

Name	Position with NCRAM	Other Substantial Business, Profession, Vocation or Employment
David Mair Findlay	President, Chief Executive Officer, Chief Legal Officer and Chairman of the Board	Senior Managing Director of Nomura Holdings, Inc. and a Senior Managing Director and the Chief Legal Officer of Nomura Holding America, Inc. and Nomura Securities International, Inc.; the Chief Legal Officer at The Capital Company of America; Regional CEO, Americas.

Steven Zoric	General Counsel and Chief Administrative Officer	None

Neil Anthony Daniele	Chief Compliance Officer	Chief Compliance Officer of Nomura Asset Management U.S.A. Inc. from 2002 to the present; Chief Compliance Officer of Nomura Global Alpha LLC from July 2008 to the present; Chief Compliance Officer Nomura Funds Research and Technologies America, Inc. from April 2009 to the present.

Jennie H. Wong	Managing Director	None

Jeffrey R. Norton	Executive Director and Head of Emerging Markets	None

David Owen Crall	Managing Director and Chief Investment Officer	None

Stephen Spencer Kotsen	Managing Director and Portfolio Manager	None

Steve Rosenthal	Executive Director and Co-Portfolio Manager	None

Amy Yu Chang	Executive Director and Portfolio Manager	None

(7)	MARTIN CURRIE INC. (“Martin Currie”)

Martin Currie provides investment advisory services to international clients. The principal address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.

Set forth below is a list of the principal officers and directors of Martin Currie indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past two fiscal years.

Name	Position with Martin Currie	Other Substantial Business, Profession, Vocation or Employment
Willie Watt	Director/President Chief Executive Officer,	Willie joined Martin Currie as chief executive in January 2001. Before that, he spent 16 years with 3i Group, latterly as a managing director responsible for UK business. Willie’s remit at Martin Currie was to lead a programme of change, transforming the well-respected Scottish investment management company into a dynamic international business. With a ‘Big Boutique’ vision for Martin Currie, Willie assembled an outstanding team, which re-focused the business on specialist active equities, created a robust operational platform and reinvigorated the company’s culture.

Jacqui Hughes	Director Head of Asia business platform	Formerly Martin Currie’s chief compliance officer, Jacqui took on the newly created role of head of our Asian business platform in 2011. In this position, her responsibilities include development and oversight of Martin Currie’s Asian business activities. Having been an assistant director for risk and compliance since 2002, Jacqui was appointed chief compliance officer for all regulated entities in 2006, and became a director in the same year. She joined the firm’s compliance team in 1997, having held a number of roles in Martin Currie’s unit-trust division since joining the firm 1993. Jacqui began her career in the investment-support department of Scottish Equitable.

Ralph Campbell	Director/Vice president Director of Finance	Ralph joined Martin Currie as director of finance in 2005 and was appointed to the main board of the Martin Currie group of companies that year. Earlier, he was commercial director of GE Consumer Finance and financial director of Prudential Portfolio Managers. He began his career as an accountant with Coopers & Lybrand, where he spent five years as a senior consultant and financial controller in Australia. Ralph is a member of the Institute of Chartered Accountants of Scotland.

James Fairweather	Director/Vice president Head of Global Equities	James joined Martin Currie in 1984, having previously worked for Kleinwort Benson and Montagu Loebl Stanley. Working within the company’s regional team structure, James contributed ideas to the global strategies at Martin Currie before taking full ownership of the product range in 1992. James was appointed a director of Martin Currie in 1987 and a main board director of the Martin Currie group of companies in 1997.

Jamie Sandison	Director/Vice president North American client services and sales	Jamie joined Martin Currie in 2003. He moved to the US to head our New York office in 2005, having spent two years working from the company’s Edinburgh base as director of client services. He came to Martin Currie from Edinburgh Fund Managers where he had worked since 1993 as head of European equities. In addition to managing money, Jamie was extensively involved in client relationships and helping to develop new business. Before that, Jamie was a UK fund manager with Ivory & Sime and an investment analyst with General Accident. Jamie became an associate of the Institute of Investment Management and Research in 1991 and is registered with the Financial Authority Regulatory Authority, Inc. (“FINRA”) as a general securities representative.

Name	Position with Martin Currie	Other Substantial Business, Profession, Vocation or Employment
Christine Montgomery	Director/Vice president, Portfolio manager, global	Christine joined Martin Currie in 2009 as a director in the global team with responsibility for EAFE and ACWI ex US mandates. She joined Martin Currie from Edinburgh Partners, where she was an investment partner, managing global and international portfolios for institutional clients, mostly in North America. Before that, she was a global-equities fund manager at Franklin Templeton Investments. Christine began her investment career at Aegon Asset Management (formerly Scottish Equitable). During her 12 years with the company, her roles included head of equities, head of fixed-income and deputy CIO. Before joining Aegon, she had worked in the Department of Accounting at the University of Edinburgh.

Andy Sowerby	Director/Vice president, Managing director of sales, marketing and client service	Andy joined Martin Currie in 2005 and was appointed to the executive and the main board of the Martin Currie group of companies the same year. He has responsibility for sales, marketing and client service. Andy came to Martin Currie from Investec Fund Managers, where he was joint managing director with responsibility for marketing the company’s pooled-fund businesses, both in the UK and in Europe. He was also on the main board of Investec Asset Management. Before that, Andy spent 12 years at Scottish Widows Fund Management, where he played a prominent role in building up the group’s unit-trust business.

John Pickard	Director/Vice president, Head of Investment	John joined Martin Currie as head of investment in 2010, assuming a position on the executive and the main board of the Martin Currie group of companies. He came to Martin Currie from UBS Global Asset Management in Zurich, where he was managing director, European head of equities, and a member of the UBS Global Asset Management equity-management team. There John was responsible for all equity capabilities based in Europe, managing around 80 people and £15 billion of assets. His previous positions with UBS included EMEA head of equities (also in Zurich), senior global equity portfolio manager (in London) and head of Asian equities (based in Tokyo). Earlier, John held a variety of senior roles at UBS subsidiary Phillips & Drew, where he began his investment career as a graduate trainee in 1988.

Name	Position with Martin Currie	Other Substantial Business, Profession, Vocation or Employment
Darren Cannon	Director/ Vice president/ Chief operating officer	Darren was appointed as chief operating officer in March 2012. He has spent over 25 years working in the asset-management industry in a number of senior operations appointments. Darren worked at UBS from 1989 to 2006, where his roles included head of Asia-Pacific operations and global head of operations. Darren joins Martin Currie from Schroders, where he was head of derivatives and data services from 2006 until 2011.

Item 32.	Principal Underwriters:

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bennett Group of Funds
9.	Bridgeway Funds, Inc.
10.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
11.	Central Park Group Multi-Event Fund
12.	Direxion Shares ETF Trust
13.	DundeeWealth Funds
14.	FlexShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds
26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust
29.	PMC Funds, Series of Trust for Professional Managers
30.	Precidian ETFs Trust
31.	Quaker Investment Trust
32.	RevenueShares ETF Trust
33.	Salient MF Trust
34.	Sound Shore Fund, Inc.
35.	The Roxbury Funds
36.	Turner Funds
37.	Wintergreen Fund, Inc.

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	Principal Executive Officer and President

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)	State Street Bank and Trust Company, 4 Copley Place, 5th Floor, CPH—0326, Boston, MA 02116 (books and records relating to its functions as Custodian and Administrator);

(b)	Nomura Asset Management U.S.A. Inc., Two World Financial Center, Building B, New York, NY 10281; certain accounts and records of The Japan Fund and the Global Equity Income Fund are located, in whole or in part at the office of Nomura Asset Management Co., Ltd., 1-12-1, Nihonbashi, Chuo-ku, Tokyo 103-8260, Japan; certain accounts and records of the Global Equity Income Fund, the Asia Pacific ex Japan Fund and the India Fund are located, in whole or in part, at the office of Nomura Asset Management Singapore Limited, 6 Battery Road #34-02, Singapore 049909; certain accounts and records of the Greater China Fund are located, in whole or in part, at the office of Nomura Asset Management Hong Kong Limited, 30/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong; certain accounts and records of the Global Emerging Markets Fund are located, in whole or in part, at the office of Martin Currie Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES; certain accounts and records of the US High Yield Fund are located, in whole or in part, at the office of Nomura Corporate Research And Asset Management Inc., Two World Financial Center, Building B, New York, NY 10281; and certain accounts and records of the Global Equity Income Fund and the International Equity Fund are located, in whole or in part, at the office of Nomura Asset Management U.K. Limited, 6th Floor, Nomura House, 1 St. Martin’s-le-Grand, London EC1A 4NT, United Kingdom (books and records relating to their functions as investment advisor and sub-advisors);

(c)	Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 (books and records relating to its functions as Transfer Agent);

(d)	Foreside Fund Services, LLC, Three Canal Plaza, 3rd Floor, Portland, ME 04101 (books and records relating to its functions as Distributor and Compliance Service provider);

(e)	Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017 (certain other books and records relating to its functions as legal counsel).

Item 34.	Management Services:

None.

Item 35.	Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and the State of Maine, on the 26th day of September 2012.

NOMURA PARTNERS FUNDS, INC.

By:	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ RICHARD J. BERTHY Richard J. Berthy	President and Principal Executive Officer	September 26, 2012

/S/ Cynthia Morse-Griffin Cynthia Morse-Griffin	Treasurer and Principal Financial Officer

J. DOUGLAS AZAR* J. Douglas Azar	Chairman of the Board of Directors

LYNN S. BIRDSONG* Lynn S. Birdsong	Director

GREGORY A. BOYKO* Gregory A. Boyko	Director

JAMES A. FIRESTONE* James A. Firestone	Director

*	This filing has been signed by each of the persons so indicated by the undersigned Attorney-in-Fact

/S/ DAVID JAMES David James	September 26, 2012

EXHIBIT INDEX

Number	Exhibit

(p)(1)	Code of Ethics of Nomura Asset Management U.S.A. Inc. and Nomura Corporate Research and Asset Management Inc.